UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

Investor Class (ACCNX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932493

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

I Class (ACCTX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J101

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

A Class (ACCQX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932543

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

C Class (ACCKX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.55%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932527

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

R Class (ACCPX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932519

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

R5 Class (ACCUX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932485

SEMIANNUAL SHAREHOLDER REPORT

Core Plus Fund

G Class (ACCYX)	September 30, 2025

This semi-annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$428,784,417
Management Fees (dollars paid during the reporting period)	$1,125,397
Portfolio Turnover Rate	96%
Total Number of Portfolio Holdings	580

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	31.7%
U.S. Government Agency Mortgage-Backed Securities	27.4%
U.S. Treasury Securities	14.1%
Collateralized Mortgage Obligations	8.2%
Convertible Preferred Securities	5.9%
Asset-Backed Securities	3.8%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	2.0%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932113

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Investor Class (ADFIX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.60%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932402

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

I Class (ACBPX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.40%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932600

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Y Class (ADVYX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.37%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J309

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

A Class (ADFAX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.85%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932501

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

C Class (CDBCX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.60%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932824

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R Class (ADVRX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.10%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932717

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R5 Class (ADRVX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.40%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J200

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R6 Class (ADDVX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.35%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932410

SEMIANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

G Class (ACDOX)	September 30, 2025

This semi-annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$4,893,022,968
Management Fees (dollars paid during the reporting period)	$3,588,085
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	521

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	31.6%
Corporate Bonds	20.8%
U.S. Treasury Securities	17.5%
Collateralized Mortgage Obligations	13.3%
Asset-Backed Securities	4.5%
Convertible Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.0%
Collateralized Loan Obligations	1.8%
Municipal Securities	1.1%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J788

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

Investor Class (AHIVX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$40	0.78%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932170

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

I Class (AHIIX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.68%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932162

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

Y Class (NPHIX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932154

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

A Class (AHIAX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$53	1.03%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932147

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

R5 Class (AHIEX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$30	0.58%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932139

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

R6 Class (AHIDX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.53%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932121

SEMIANNUAL SHAREHOLDER REPORT

High Income Fund

G Class (ACHFX)	September 30, 2025

This semi-annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$1,910,964,010
Management Fees (dollars paid during the reporting period)	$3,100,268
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	1,348

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.0%
Bank Loan Obligations	1.5%
Preferred Securities	1.0%
Common Stocks	0.4%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J770

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

Investor Class (ABHIX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932808

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

I Class (AHYHX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.62%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J507

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

Y Class (AHYLX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.52%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J606

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

A Class (AHYVX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	0.97%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932881

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

C Class (AHDCX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$89	1.72%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932873

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R Class (AHYRX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$63	1.22%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932691

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R5 Class (ACYIX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$27	0.52%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932782

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Fund

R6 Class (AHYDX)	September 30, 2025

This semi-annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.47%

Fund Statistics
Net Assets	$87,964,640
Management Fees (dollars paid during the reporting period)	$301,868
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	309

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.9%
Preferred Securities	0.4%
Short-Term Investments	10.5%
Other Assets and Liabilities	(7.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932394

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Investor Class (ASIEX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.56%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932329

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

I Class (ASIGX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.46%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J853

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Y Class (ASYIX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$18	0.36%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J846

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

A Class (ASIQX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.81%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932360

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

C Class (ASIHX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.56%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932352

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R Class (ASIWX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.06%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932345

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R5 Class (ASIJX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.36%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932311

SEMIANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R6 Class (ASIPX)	September 30, 2025

This semi-annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.31%

Fund Statistics
Net Assets	$109,455,489
Management Fees (dollars paid during the reporting period)	$255,556
Portfolio Turnover Rate	78%
Total Number of Portfolio Holdings	351

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.7%
Asset-Backed Securities	11.1%
U.S. Treasury Securities	8.9%
Convertible Preferred Securities	8.2%
Collateralized Mortgage Obligations	7.2%
Preferred Securities	4.0%
Exchange-Traded Funds	2.9%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Commercial Mortgage-Backed Securities	2.1%
Collateralized Loan Obligations	1.7%
Sovereign Governments and Agencies	0.9%
Bank Loan Obligations	0.7%
Municipal Securities	0.4%
Short-Term Investments	5.6%
Other Assets and Liabilities	(4.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932337

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

Investor Class (BPRXX)	September 30, 2025

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - Investor Class	3.77%
7-Day Effective Yield - Investor Class	3.84%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932105

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

A Class (ACAXX)	September 30, 2025

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.82%

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - A Class	3.52%
7-Day Effective Yield - A Class	3.59%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932204

SEMIANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

C Class (ARCXX)	September 30, 2025

This semi-annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$67	1.32%

Fund Statistics
Net Assets	$2,489,280,557
Management Fees (dollars paid during the reporting period)	$6,953,373
Total Number of Portfolio Holdings	142
7-Day Current Yield - C Class	3.03%
7-Day Effective Yield - C Class	3.07%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	45.3%
Corporate Bonds	21.4%
Municipal Securities	17.5%
U.S. Treasury Securities	10.4%
Certificates of Deposit	5.6%
Repurchase Agreements	1.1%
Other Assets and Liabilities	(1.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932303

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

Investor Class (ACSNX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$29	0.57%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932436

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

I Class (ASHHX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.47%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J705

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

A Class (ACSQX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$42	0.82%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932477

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

C Class (ACSKX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$80	1.57%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932451

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

R Class (ACSPX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.07%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932444

SEMIANNUAL SHAREHOLDER REPORT
Short Duration Fund

R5 Class (ACSUX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$19	0.37%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932428

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

R6 Class (ASDDX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$16	0.32%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J820

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Fund

G Class (ASDOX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$1,104,944,605
Management Fees (dollars paid during the reporting period)	$1,335,657
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	315

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	36.0%
U.S. Treasury Securities	23.4%
Collateralized Mortgage Obligations	16.2%
Convertible Preferred Securities	6.2%
Commercial Mortgage-Backed Securities	5.4%
Asset-Backed Securities	5.3%
Preferred Securities	3.2%
Collateralized Loan Obligations	2.0%
Bank Loan Obligations	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J796

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Investor Class (APOIX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.59%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932774

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

I Class (APOHX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.49%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J804

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Y Class (APOYX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$20	0.39%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J887

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

A Class (APOAX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.84%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932758

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

C Class (APOCX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$81	1.59%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932733

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R Class (APORX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$55	1.09%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932725

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R5 Class (APISX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$20	0.39%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932766

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R6 Class (APODX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.34%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932378

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

G Class (APOGX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Fund Statistics
Net Assets	$1,484,624,444
Management Fees (dollars paid during the reporting period)	$2,095,912
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	81.2%
Collateralized Mortgage Obligations	3.3%
Exchange-Traded Funds	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.1%
Corporate Bonds	2.9%
Convertible Preferred Securities	2.1%
Asset-Backed Securities	2.0%
Sovereign Governments and Agencies	1.7%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Loan Obligations	0.3%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J838

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Investor Class (ASDVX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.52%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932253

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

I Class (ASDHX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$21	0.42%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J879

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Y Class (ASYDX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$16	0.32%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508J861

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

A Class (ASADX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$39	0.77%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932295

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

C Class (ASCDX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$77	1.52%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932287

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R Class (ASDRX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	1.02%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932279

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R5 Class (ASDJX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$16	0.32%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932246

SEMIANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R6 Class (ASXDX)	September 30, 2025

This semi-annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Fund Statistics
Net Assets	$765,576,467
Management Fees (dollars paid during the reporting period)	$1,619,591
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.0%
Collateralized Mortgage Obligations	19.8%
Asset-Backed Securities	9.7%
U.S. Treasury Securities	9.2%
Convertible Preferred Securities	7.7%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.1%
Bank Loan Obligations	0.4%
Municipal Securities	0.3%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932261

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

Investor Class (TCRXX)	September 30, 2025

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - Investor Class	3.77%
7-Day Effective Yield - Investor Class	3.84%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932709

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

A Class (AGQXX)	September 30, 2025

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$35	0.70%

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - A Class	3.52%
7-Day Effective Yield - A Class	3.58%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932238

SEMIANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

C Class (AGHXX)	September 30, 2025

This semi-annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$61	1.20%

Fund Statistics
Net Assets	$905,865,056
Management Fees (dollars paid during the reporting period)	$1,811,424
Total Number of Portfolio Holdings	74
7-Day Current Yield - C Class	3.02%
7-Day Effective Yield - C Class	3.07%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.0%
U.S. Government Agency Securities	22.6%
U.S. Treasury Securities	21.4%
Repurchase Agreements	10.3%
Municipal Securities	2.4%
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24932220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2025

Core Plus Fund	Prime Money Market Fund
Investor Class (ACCNX)	Investor Class (BPRXX)
I Class (ACCTX)	A Class (ACAXX)
A Class (ACCQX)	C Class (ARCXX)
C Class (ACCKX)	Short Duration Fund
R Class (ACCPX)	Investor Class (ACSNX)
R5 Class (ACCUX)	I Class (ASHHX)
G Class (ACCYX)	A Class (ACSQX)
Diversified Bond Fund	C Class (ACSKX)
Investor Class (ADFIX)	R Class (ACSPX)
I Class (ACBPX)	R5 Class (ACSUX)
Y Class (ADVYX)	R6 Class (ASDDX)
A Class (ADFAX)	G Class (ASDOX)
C Class (CDBCX)	Short Duration Inflation Protection Bond Fund
R Class (ADVRX)	Investor Class (APOIX)
R5 Class (ADRVX)	I Class (APOHX)
R6 Class (ADDVX)	Y Class (APOYX)
G Class (ACDOX)	A Class (APOAX)
High Income Fund	C Class (APOCX)
Investor Class (AHIVX)	R Class (APORX)
I Class (AHIIX)	R5 Class (APISX)
Y Class (NPHIX)	R6 Class (APODX)
A Class (AHIAX)	G Class (APOGX)
R5 Class (AHIEX)	Short Duration Strategic Income Fund
R6 Class (AHIDX)	Investor Class (ASDVX)
G Class (ACHFX)	I Class (ASDHX)
High-Yield Fund	Y Class (ASYDX)
Investor Class (ABHIX)	A Class (ASADX)
I Class (AHYHX)	C Class (ASCDX)
Y Class (AHYLX)	R Class (ASDRX)
A Class (AHYVX)	R5 Class (ASDJX)
C Class (AHDCX)	R6 Class (ASXDX)
R Class (AHYRX)	U.S. Government Money Market Fund
R5 Class (ACYIX)	Investor Class (TCRXX)
R6 Class (AHYDX)	A Class (AGQXX)
Multisector Income Fund	C Class (AGHXX)
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)
Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Core Plus Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 31.7%
Aerospace and Defense — 0.2%
Boeing Co., 5.71%, 5/1/40	$355,000	$362,449
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	232,301
TransDigm, Inc., 4.625%, 1/15/29	215,000	210,879
TransDigm, Inc., 4.875%, 5/1/29	215,000	212,009
		1,017,638
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	830,000	872,005
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	261,451
		1,133,456
Automobiles — 0.6%
American Honda Finance Corp., 4.95%, 1/9/26	545,000	546,086
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	445,600
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	588,240
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	285,000	291,395
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	341,637
General Motors Financial Co., Inc., 6.15%, 7/15/35	415,000	434,236
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	141,029
		2,788,223
Banks — 3.4%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	721,000	643,388
Bank of America Corp., VRN, 5.51%, 1/24/36	410,000	428,758
Bank of Montreal, VRN, 7.70%, 5/26/84	434,000	461,717
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	885,000	941,743
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	560,000	601,854
Bank of Nova Scotia, VRN, 6.875%, (5-year H15T5Y plus 2.73%), 10/27/85(2)	225,000	224,892
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	200,000	196,545
BPCE SA, VRN, 3.65%, 1/14/37(1)	720,000	651,911
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	307,000	315,650
Citibank NA, 4.91%, 5/29/30	319,000	327,829
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	499,278
Citigroup, Inc., VRN, 5.17%, 9/11/36	320,000	323,372
Citigroup, Inc., VRN, 5.61%, 3/4/56	220,000	222,307
Comerica Bank, VRN, 5.33%, 8/25/33	250,000	249,933
First Citizens BancShares, Inc., VRN, 5.60%, 9/5/35	520,000	518,805
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	421,174
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	1,145,000	1,083,045
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	643,000	664,430
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	771,000	821,772
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	230,000	237,645
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	270,000	274,163
NatWest Group PLC, VRN, 3.03%, 11/28/35	597,000	546,269
Royal Bank of Canada, VRN, 5.15%, 2/4/31	703,000	724,569
Royal Bank of Canada, VRN, 4.70%, 8/6/31	423,000	428,762
Standard Chartered PLC, VRN, 5.40%, 8/12/36(1)	269,000	273,055
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	1,005,000	1,063,592
UWM Holdings LLC, 6.25%, 3/15/31(1)	358,000	356,519
Wells Fargo & Co., VRN, 5.56%, 7/25/34	257,000	270,044
Wells Fargo & Co., VRN, 5.61%, 4/23/36	430,000	451,431
Wells Fargo & Co., VRN, 5.01%, 4/4/51	380,000	355,107
		14,579,559

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Biotechnology — 0.3%
Amgen, Inc., 5.65%, 3/2/53	$520,000	$519,029
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	620,000	602,554
		1,121,583
Building Products — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,130,000	1,063,637
Carlisle Cos., Inc., 5.55%, 9/15/40	240,000	243,106
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	82,164
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	560,307
		1,949,214
Capital Markets — 1.8%
Ares Strategic Income Fund, 5.70%, 3/15/28	395,000	400,621
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	138,943
Blue Owl Capital Corp., 5.95%, 3/15/29	371,000	378,287
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	650,055
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	698,000	707,121
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	430,000	457,666
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	352,000	356,584
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	512,901
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	275,000	276,502
HPS Corporate Lending Fund, 5.45%, 1/14/28	190,000	191,766
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	230,000	228,861
HPS Corporate Lending Fund, 6.25%, 9/30/29	202,000	208,608
LPL Holdings, Inc., 5.15%, 6/15/30	430,000	437,837
Morgan Stanley, VRN, 6.63%, 11/1/34	975,000	1,091,568
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	181,289
Morgan Stanley, VRN, 5.52%, 11/19/55	172,000	173,989
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,256,000	1,231,836
		7,624,434
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	86,500
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	1,400,000	528,654
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	242,000	248,409
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	710,000	607,478
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	365,000	366,434
		1,837,475
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.50%, 2/24/55	378,000	384,950
Motorola Solutions, Inc., 5.20%, 8/15/32	315,000	324,790
		709,740
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	255,000	264,339
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	368,000	382,885
		647,224
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/1/31	752,000	857,620
Capital One Financial Corp., VRN, 2.36%, 7/29/32	485,000	418,745
OneMain Finance Corp., 6.125%, 5/15/30	175,000	177,353
OneMain Finance Corp., 6.50%, 3/15/33	426,000	427,206
OneMain Finance Corp., 7.50%, 5/15/31	203,000	212,387
PRA Group, Inc., 8.875%, 1/31/30(1)	332,000	343,018
		2,436,329

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	$883,000	$877,443
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	410,000	408,001
		1,285,444
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	100,000	100,562
Massachusetts Institute of Technology, 5.62%, 6/1/55	120,000	126,356
Novant Health, Inc., 3.17%, 11/1/51	330,000	224,243
		451,161
Diversified REITs — 1.2%
American Assets Trust LP, 3.375%, 2/1/31	795,000	722,450
COPT Defense Properties LP, 4.50%, 10/15/30(2)	370,000	367,740
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	489,000	490,171
Healthpeak OP LLC, 4.75%, 1/15/33	607,000	603,391
Kilroy Realty LP, 3.05%, 2/15/30	255,000	235,514
Kilroy Realty LP, 2.50%, 11/15/32	325,000	270,367
Kilroy Realty LP, 2.65%, 11/15/33	320,000	262,099
Piedmont Operating Partnership LP, 9.25%, 7/20/28	543,000	603,094
Piedmont Operating Partnership LP, 6.875%, 7/15/29	101,000	106,915
Trust Fibra Uno, 4.87%, 1/15/30(1)	414,000	406,168
Trust Fibra Uno, 7.70%, 1/23/32(1)	400,000	432,576
Trust Fibra Uno, 8.25%, 1/23/37(1)	585,000	659,644
		5,160,129
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 6.375%, 3/1/41	70,000	75,736
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	957,000	1,009,722
Sprint Capital Corp., 6.875%, 11/15/28	272,000	292,630
Verizon Communications, Inc., 2.99%, 10/30/56	315,000	194,390
		1,572,478
Electric Utilities — 2.9%
AEP Transmission Co. LLC, 5.375%, 6/15/35	89,000	92,142
Alliant Energy Corp., VRN, 5.75%, 4/1/56	228,000	228,517
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	212,000	211,787
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	212,000	212,828
Arizona Public Service Co., 5.70%, 8/15/34	323,000	338,681
Commonwealth Edison Co., 5.30%, 2/1/53	160,000	155,289
Commonwealth Edison Co., 5.95%, 6/1/55	148,000	157,524
Duke Energy Corp., 4.95%, 9/15/35	210,000	208,765
Duke Energy Florida LLC, 5.95%, 11/15/52	265,000	279,707
Duke Energy Progress LLC, 4.35%, 3/6/27	378,000	381,001
Duke Energy Progress LLC, 4.15%, 12/1/44	616,000	524,341
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	166,035
Duke Energy Progress LLC, 5.55%, 3/15/55	240,000	241,624
Electricite de France SA, 6.95%, 1/26/39(1)	604,000	677,535
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,049,000	1,055,750
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56(2)	427,000	425,517
Florida Power & Light Co., 4.125%, 2/1/42	720,000	627,185
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	421,000	424,923
Jersey Central Power & Light Co., 5.15%, 1/15/36(1)	318,000	321,736
Kentucky Utilities Co., 5.85%, 8/15/55	86,000	88,464
Louisville Gas & Electric Co., 5.85%, 8/15/55	86,000	88,509
MidAmerican Energy Co., 5.85%, 9/15/54	1,092,000	1,151,278

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
MidAmerican Energy Co., 5.30%, 2/1/55	$260,000	$253,779
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	160,000	160,830
Northern States Power Co., 5.10%, 5/15/53	300,000	285,658
Northern States Power Co., 5.65%, 5/15/55	186,000	191,158
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	959,963
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	156,077
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	297,297
PECO Energy Co., 5.65%, 9/15/55	272,000	278,277
Public Service Electric & Gas Co., 5.50%, 3/1/55	445,000	447,697
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	151,000	149,038
Southern Co., Series B, VRN, 4.00%, 1/15/51	351,000	350,127
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	448,000	449,350
Union Electric Co., 5.45%, 3/15/53	270,000	264,914
		12,303,303
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 5.35%, 7/30/30	366,000	380,581
Energy Equipment and Services — 0.2%
Enerflex Ltd., 9.00%, 10/15/27(1)	596,000	608,919
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	105,000	106,974
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	105,000	107,875
		823,768
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	500,000	488,400
Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	833,760
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	772,518
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	308,000	316,571
Essent Group Ltd., 6.25%, 7/1/29	985,000	1,032,439
Fiserv, Inc., 5.25%, 8/11/35	205,000	207,259
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	247,003
NMI Holdings, Inc., 6.00%, 8/15/29	990,000	1,024,442
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	783,000	816,005
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	178,000	184,028
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	105,000	107,195
Rocket Cos., Inc., 6.125%, 8/1/30(1)	335,000	344,063
Rocket Cos., Inc., 6.375%, 8/1/33(1)	350,000	361,677
		6,246,960
Food Products — 0.3%
Flowers Foods, Inc., 5.75%, 3/15/35	265,000	270,106
Mars, Inc., 5.20%, 3/1/35(1)	616,000	629,956
Mars, Inc., 5.65%, 5/1/45(1)	370,000	375,587
Mars, Inc., 5.70%, 5/1/55(1)	210,000	212,870
		1,488,519
Gas Utilities — 0.2%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	173,000	170,666
Excelerate Energy LP, 8.00%, 5/15/30(1)	142,000	151,265
Snam SpA, 6.50%, 5/28/55(1)	417,000	448,218
		770,149
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	634,592
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	412,208
		1,046,800

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Health Care Equipment and Supplies — 0.2%
Hologic, Inc., 3.25%, 2/15/29(1)	$366,000	$353,738
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	718,658
		1,072,396
Health Care Providers and Services — 1.5%
Centene Corp., 4.625%, 12/15/29	360,000	349,283
CVS Health Corp., 5.45%, 9/15/35	209,000	212,775
CVS Health Corp., 6.00%, 6/1/44	460,000	466,962
CVS Health Corp., VRN, 7.00%, 3/10/55	357,000	375,365
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	119,866
Elevance Health, Inc., 5.00%, 1/15/36	196,000	194,651
HCA, Inc., 6.20%, 3/1/55	152,000	157,014
Icon Investments Six DAC, 6.00%, 5/8/34	258,000	270,956
IQVIA, Inc., 5.00%, 5/15/27(1)	650,000	648,782
IQVIA, Inc., 6.25%, 2/1/29	555,000	584,715
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	179,655
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	373,000	383,629
Tenet Healthcare Corp., 5.125%, 11/1/27	609,000	608,400
Tenet Healthcare Corp., 6.125%, 10/1/28	225,000	225,321
UnitedHealth Group, Inc., 5.30%, 6/15/35	473,000	489,147
UnitedHealth Group, Inc., 5.50%, 7/15/44	474,000	475,167
UnitedHealth Group, Inc., 5.05%, 4/15/53	585,000	536,420
Universal Health Services, Inc., 5.05%, 10/15/34	272,000	265,605
		6,543,713
Hotels, Restaurants and Leisure — 0.9%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	875,000	871,695
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	409,536
Carnival Corp., 4.00%, 8/1/28(1)	643,000	634,223
Carnival Corp., 5.125%, 5/1/29(1)(2)	284,000	284,000
Hyatt Hotels Corp., 5.75%, 3/30/32	191,000	199,295
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	580,000	595,687
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	840,000	861,740
		3,856,176
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	203,000	204,925
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	60,000	61,553
KB Home, 4.80%, 11/15/29	590,000	584,415
Meritage Homes Corp., 5.65%, 3/15/35	293,000	297,743
		1,148,636
Independent Power and Renewable Electricity Producers — 0.3%
Colbun SA, 5.375%, 9/11/35(1)	400,000	400,360
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	396,203	423,699
Saavi Energia SARL, 8.875%, 2/10/35(1)	570,000	614,147
		1,438,206
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	400,000	395,083
Insurance — 1.4%
Athene Global Funding, 5.53%, 7/11/31(1)	330,000	340,401
Beacon Funding Trust, 6.27%, 8/15/54(1)	365,000	374,244
CNA Financial Corp., 5.20%, 8/15/35	594,000	595,580
CNO Financial Group, Inc., 5.25%, 5/30/29	630,000	641,213
CNO Financial Group, Inc., 6.45%, 6/15/34	251,000	266,559

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
F&G Annuities & Life, Inc., 6.50%, 6/4/29	$170,000	$177,340
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	940,000	1,090,106
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	525,000	515,762
Lincoln National Corp., 7.00%, 6/15/40	555,000	631,818
MetLife Capital Trust IV, 7.875%, 12/15/67(1)	416,000	465,975
MetLife, Inc., 6.40%, 12/15/66	360,000	379,263
Wynnton Funding Trust II, 5.99%, 8/15/55(1)	417,000	428,329
		5,906,590
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)	660,000	682,443
Kyndryl Holdings, Inc., 3.15%, 10/15/31	465,000	422,936
		1,105,379
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34	329,000	342,173
Caterpillar, Inc., 5.20%, 5/15/35	201,000	208,036
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	885,687
Nordson Corp., 4.50%, 12/15/29	540,000	543,284
Weir Group, Inc., 5.35%, 5/6/30(1)	428,000	440,426
		2,419,606
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	832,000	893,981
Media — 1.2%
Cox Communications, Inc., 5.70%, 6/15/33(1)	335,000	342,454
Lamar Media Corp., 3.75%, 2/15/28	575,000	559,527
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,080,000	1,055,022
Paramount Global, VRN, 6.25%, 2/28/57	424,000	418,314
Paramount Global, 4.375%, 3/15/43	561,000	433,265
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	630,000	621,921
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	435,000	420,688
TEGNA, Inc., 4.625%, 3/15/28	850,000	836,741
Time Warner Cable LLC, 6.55%, 5/1/37	519,000	540,115
		5,228,047
Metals and Mining — 0.3%
Glencore Funding LLC, 5.19%, 4/1/30(1)	450,000	463,877
Glencore Funding LLC, 5.89%, 4/4/54(1)	130,000	131,486
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	462,000	482,124
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	296,000	304,847
		1,382,334
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	545,000	535,251
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,465,000	1,537,026
		2,072,277
Multi-Utilities — 0.8%
CenterPoint Energy, Inc., VRN, 5.95%, (5-year H15T5Y plus 2.22%), 4/1/56(2)	428,000	429,070
Dominion Energy, Inc., VRN, 6.00%, 2/15/56	427,000	430,527
Dominion Energy, Inc., VRN, 6.20%, 2/15/56	425,000	428,174
NiSource, Inc., 5.35%, 7/15/35	410,000	418,926
Sempra, 3.25%, 6/15/27	357,000	350,886
Sempra, VRN, 4.125%, 4/1/52	1,082,000	1,055,461
WEC Energy Group, Inc., 5.60%, 9/12/26	163,000	165,201
		3,278,245

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 2.9%
3R Lux SARL, 9.75%, 2/5/31(1)	$69,000	$72,912
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	345,397
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	468,661
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	395,000	421,626
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	398,776
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,045,000	1,049,752
Energy Transfer LP, 6.55%, 12/1/33	658,000	720,011
Energy Transfer LP, 6.125%, 12/15/45	390,000	392,907
Energy Transfer LP, VRN, 6.50%, 2/15/56	280,000	278,962
Eni SpA, 5.95%, 5/15/54(1)	339,000	339,120
Expand Energy Corp., 6.75%, 4/15/29(1)	134,000	135,410
Expand Energy Corp., 5.375%, 3/15/30	867,000	881,697
HF Sinclair Corp., 5.50%, 9/1/32	194,000	197,343
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	303,081
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	172,379
Petroleos Mexicanos, 5.35%, 2/12/28	1,666,000	1,660,083
Petroleos Mexicanos, 6.84%, 1/23/30	124,000	126,206
Petroleos Mexicanos, 5.95%, 1/28/31	2,200,000	2,132,316
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	435,000	438,345
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	206,000	209,972
Shell Finance U.S., Inc., 4.375%, 5/11/45	235,000	205,520
SM Energy Co., 6.75%, 9/15/26	488,000	488,192
Southern Natural Gas Co. LLC, 5.45%, 8/1/35(1)	149,000	152,088
Sunoco LP, 7.00%, 5/1/29(1)	304,000	314,985
Sunoco LP, 5.875%, 3/15/34(1)	435,000	431,506
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	296,000	314,589
		12,651,836
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	311,000	297,865
Passenger Airlines — 0.8%
American Airlines, Inc., 7.25%, 2/15/28(1)	415,000	425,495
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	840,323	841,408
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	600,000	600,690
Latam Airlines Group SA, 7.875%, 4/15/30(1)	327,000	340,636
United Airlines, Inc., 4.375%, 4/15/26(1)	1,061,000	1,060,283
United Airlines, Inc., 4.625%, 4/15/29(1)	370,000	364,614
		3,633,126
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	435,000	433,855
Merck & Co., Inc., 5.70%, 9/15/55	297,000	306,713
		740,568
Real Estate Management and Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	298,000	325,474
Retail REITs — 0.0%
Realty Income Corp., 4.50%, 2/1/33(2)	65,000	64,309
Semiconductors and Semiconductor Equipment — 1.1%
Applied Materials, Inc., 4.60%, 1/15/36	211,000	208,900
Broadcom, Inc., 4.80%, 2/15/36	309,000	308,182
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	700,000	726,863
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	475,000	508,978
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	319,082

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	$597,000	$642,870
Intel Corp., 3.90%, 3/25/30	630,000	618,165
Intel Corp., 5.15%, 2/21/34	320,000	324,552
Intel Corp., 5.60%, 2/21/54	252,000	242,133
Micron Technology, Inc., 5.30%, 1/15/31	720,000	745,291
		4,645,016
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	129,000	132,000
AppLovin Corp., 5.375%, 12/1/31	232,000	240,085
AppLovin Corp., 5.50%, 12/1/34	410,000	423,427
Oracle Corp., 4.80%, 9/26/32	643,000	643,991
Oracle Corp., 5.20%, 9/26/35	640,000	643,768
Oracle Corp., 5.50%, 9/27/64	235,000	215,384
Synopsys, Inc., 5.00%, 4/1/32	780,000	797,340
		3,095,995
Specialized REITs — 0.3%
EPR Properties, 4.95%, 4/15/28	590,000	594,696
EPR Properties, 3.75%, 8/15/29	125,000	120,376
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	465,996
		1,181,068
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	203,000	209,010
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	255,000	263,161
Home Depot, Inc., 4.65%, 9/15/35	180,000	178,289
Lowe's Cos., Inc., 4.50%, 10/15/32	475,000	471,298
Lowe's Cos., Inc., 4.85%, 10/15/35	315,000	312,517
		1,434,275
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 4.50%, 5/12/32	500,000	510,644
Dell International LLC/EMC Corp., 4.50%, 2/15/31(2)	540,000	538,892
Dell International LLC/EMC Corp., 5.30%, 4/1/32	201,000	207,578
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	324,000	327,497
		1,584,611
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)(2)	185,000	184,797
Gildan Activewear, Inc., 5.40%, 10/7/35(1)(2)	155,000	155,098
		339,895
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 5.50%, 7/15/27(1)	168,000	167,705
Herc Holdings, Inc., 7.25%, 6/15/33(1)	373,000	389,672
		557,377
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	542,000	606,344
TOTAL CORPORATE BONDS (Cost $134,242,255)		135,760,995
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	12,242	12,223
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 27.4%
FHLMC, 6.00%, 9/1/35	111,906	117,674
FHLMC, 6.00%, 2/1/38	57,398	60,575
FHLMC, 3.50%, 2/1/49	1,861,880	1,738,483

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
FHLMC, 3.50%, 5/1/50	$313,061	$288,907
FHLMC, 2.50%, 10/1/50	1,487,280	1,256,173
FHLMC, 2.50%, 5/1/51	2,056,443	1,751,277
FHLMC, 3.50%, 5/1/51	555,593	512,956
FHLMC, 3.00%, 7/1/51	1,344,691	1,189,618
FHLMC, 2.00%, 8/1/51	1,742,686	1,418,261
FHLMC, 3.00%, 12/1/51	427,286	377,078
FHLMC, 2.50%, 2/1/52	2,010,392	1,710,409
FHLMC, 3.00%, 2/1/52	1,919,780	1,710,325
FHLMC, 3.50%, 5/1/52	1,006,981	930,168
FHLMC, 4.00%, 5/1/52	933,669	889,618
FHLMC, 4.00%, 5/1/52	544,123	514,728
FHLMC, 4.00%, 6/1/52	2,387,873	2,275,210
FHLMC, 5.00%, 6/1/52	1,038,132	1,037,111
FHLMC, 5.00%, 7/1/52	631,728	634,645
FHLMC, 5.00%, 8/1/52	1,339,796	1,343,595
FHLMC, 4.50%, 10/1/52	2,511,307	2,450,352
FHLMC, 4.50%, 10/1/52	776,256	756,853
FHLMC, 6.00%, 11/1/52	2,524,481	2,601,542
FHLMC, 5.50%, 12/1/52	570,262	579,673
FHLMC, 6.00%, 1/1/53	2,537,966	2,611,925
FHLMC, 6.50%, 11/1/53	1,458,462	1,513,292
FHLMC, 5.50%, 4/1/54	822,293	835,861
FNMA, 6.00%, 12/1/33	88,026	91,068
FNMA, 6.00%, 9/1/37	88,251	93,049
FNMA, 6.00%, 11/1/37	79,967	84,315
FNMA, 4.50%, 4/1/39	95,011	95,731
FNMA, 4.50%, 5/1/39	268,263	270,462
FNMA, 6.50%, 5/1/39	38,230	40,510
FNMA, 4.50%, 10/1/39	456,471	459,229
FNMA, 4.00%, 8/1/41	403,344	393,341
FNMA, 3.50%, 5/1/42	137,454	130,666
FNMA, 3.50%, 5/1/45	204,189	192,073
FNMA, 4.00%, 11/1/45	224,326	215,959
FNMA, 4.00%, 11/1/45	95,923	92,295
FNMA, 4.00%, 2/1/46	393,012	378,109
FNMA, 4.00%, 4/1/46	300,875	289,528
FNMA, 3.50%, 2/1/47	555,863	515,307
FNMA, 2.50%, 6/1/50	564,406	481,385
FNMA, 2.50%, 12/1/51	1,440,123	1,230,216
FNMA, 2.50%, 2/1/52	750,174	639,015
FNMA, 3.00%, 2/1/52	2,057,430	1,829,710
FNMA, 3.00%, 2/1/52	1,348,298	1,199,058
FNMA, 2.00%, 3/1/52	3,027,873	2,474,629
FNMA, 3.00%, 3/1/52	1,163,899	1,037,390
FNMA, 3.00%, 4/1/52	1,727,971	1,536,186
FNMA, 3.50%, 4/1/52	1,578,255	1,445,376
FNMA, 3.50%, 4/1/52	623,511	570,614
FNMA, 4.00%, 4/1/52	1,584,238	1,501,574
FNMA, 4.00%, 4/1/52	542,028	516,455
FNMA, 4.00%, 4/1/52	495,291	469,532
FNMA, 3.00%, 5/1/52	1,221,533	1,093,299

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
FNMA, 3.50%, 5/1/52	$2,202,021	$2,020,929
FNMA, 3.50%, 5/1/52	1,242,436	1,139,762
FNMA, 4.00%, 5/1/52	1,518,302	1,433,250
FNMA, 3.00%, 6/1/52	1,206,878	1,072,920
FNMA, 3.50%, 6/1/52	1,415,756	1,315,934
FNMA, 2.50%, 7/1/52	894,699	757,802
FNMA, 4.50%, 7/1/52	448,759	437,542
FNMA, 5.00%, 8/1/52	1,539,804	1,539,797
FNMA, 4.50%, 9/1/52	772,368	762,231
FNMA, 5.00%, 9/1/52	965,327	968,302
FNMA, 5.50%, 10/1/52	1,429,129	1,447,487
FNMA, 5.50%, 1/1/53	2,885,183	2,923,499
FNMA, 5.50%, 1/1/53	2,850,207	2,894,435
FNMA, 6.50%, 1/1/53	2,188,228	2,272,836
FNMA, 5.50%, 3/1/53	645,915	657,978
FNMA, 4.50%, 8/1/53	545,708	535,673
FNMA, 6.00%, 9/1/53	1,525,547	1,563,546
FNMA, 6.00%, 9/1/53	1,453,350	1,498,379
FNMA, 5.50%, 3/1/54	3,450,956	3,490,019
FNMA, 6.00%, 5/1/54	1,737,128	1,778,659
GNMA, 5.50%, TBA	1,938,000	1,952,726
GNMA, 7.00%, 4/20/26	4	4
GNMA, 7.50%, 8/15/26	19	19
GNMA, 8.00%, 8/15/26	2	2
GNMA, 6.50%, 3/15/28	147	149
GNMA, 6.50%, 5/15/28	323	328
GNMA, 7.00%, 5/15/31	521	545
GNMA, 5.50%, 12/15/32	21,499	22,036
GNMA, 4.50%, 8/15/33	31,255	31,168
GNMA, 6.00%, 9/20/38	31,394	33,555
GNMA, 6.00%, 1/20/39	7,138	7,505
GNMA, 4.50%, 4/15/39	43,817	43,400
GNMA, 4.50%, 6/15/39	108,172	108,139
GNMA, 4.50%, 1/15/40	81,870	81,769
GNMA, 4.50%, 4/15/40	70,344	70,192
GNMA, 4.50%, 12/15/40	128,685	128,064
GNMA, 3.50%, 6/20/42	364,543	345,976
GNMA, 3.00%, 5/20/50	484,824	433,738
GNMA, 3.00%, 7/20/50	926,405	830,549
GNMA, 2.00%, 10/20/50	4,731,509	3,916,569
GNMA, 2.50%, 11/20/50	1,914,688	1,636,208
GNMA, 2.50%, 2/20/51	1,966,890	1,699,335
GNMA, 3.50%, 6/20/51	951,235	874,176
GNMA, 3.00%, 7/20/51	2,033,866	1,818,670
GNMA, 4.00%, 9/20/52	3,423,801	3,245,629
GNMA, 4.50%, 9/20/52	3,261,482	3,188,374
GNMA, 4.50%, 10/20/52	3,213,605	3,141,075
GNMA, 4.00%, 4/20/54	4,476,780	4,213,259
GNMA, 5.00%, 12/20/54	1,814,878	1,809,365
UMBS, 5.00%, TBA	6,732,000	6,677,414
		117,293,308
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $118,401,928)		117,305,531

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 14.1%
U.S. Treasury Notes, 3.875%, 6/15/28	$4,700,000	$4,731,395
U.S. Treasury Notes, 4.125%, 3/31/29	3,800,000	3,858,559
U.S. Treasury Notes, 4.25%, 6/30/29	1,200,000	1,224,070
U.S. Treasury Notes, 4.00%, 5/31/30	14,700,000	14,874,562
U.S. Treasury Notes, 3.875%, 7/31/30	2,900,000	2,917,898
U.S. Treasury Notes, 3.625%, 8/31/30	8,900,000	8,855,500
U.S. Treasury Notes, 4.125%, 8/31/30(3)	4,800,000	4,881,281
U.S. Treasury Notes, 4.375%, 11/30/30	13,800,000	14,191,898
U.S. Treasury Notes, 4.00%, 6/30/32	1,500,000	1,507,998
U.S. Treasury Notes, 3.875%, 8/31/32	1,400,000	1,396,063
U.S. Treasury Notes, 4.125%, 11/15/32	2,000,000	2,023,516
TOTAL U.S. TREASURY SECURITIES (Cost $60,041,140)		60,462,740
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
Private Sponsor Collateralized Mortgage Obligations — 7.9%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	402,577	400,722
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	282,370	284,624
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	856,203	867,411
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	528,604	535,178
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	976,301	981,623
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	388,275	389,355
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,605	1,610
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	639,541	637,753
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	862,665	874,024
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,458,028	1,464,164
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	650,888	651,908
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	1,047,192	1,059,557
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 6.36%, (30-day average SOFR plus 2.00%), 9/26/33(1)	217,013	217,444
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	906,000	919,197
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	671,812	682,266
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	7,990	7,862
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	916,274	920,413
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	645,131	646,879
JP Morgan Mortgage Trust, Series 2024-12, Class A3, VRN, 5.50%, 6/25/55(1)	1,143,737	1,151,431
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	1,881,181	1,905,802
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	722,748	728,091
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	399,817	402,239
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	828,120	840,520
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	1,057,599	1,062,693
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A3, 5.85%, 2/25/56(1)	708,538	710,779
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,120,955	1,132,446
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	183,438	186,195
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	594,339	603,500
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	1,817,351	1,827,446
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	582,072	590,659
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	1,200,000	1,195,794
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	685,538	696,499
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,416,604	1,424,887
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	1,373,784	1,382,566
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	841,929	855,010
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	367,477	368,217

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	$519,537	$521,980
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(1)	1,146,475	1,158,822
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	1,357,716	1,368,332
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	69,073	62,152
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	540,759	548,488
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,499,435	1,521,342
		33,787,880
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 3397, Class GF, VRN, 4.99%, (30-day average SOFR plus 0.61%), 12/15/37	50,401	50,213
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,423,762	1,085,121
FNMA, Series 2023-R05, Class 1M1, VRN, 6.26%, (30-day average SOFR plus 1.90%), 6/25/43(1)	247,332	249,248
GNMA, Series 2007-5, Class FA, VRN, 4.39%, (1-month SOFR plus 0.25%), 2/20/37	76,191	76,175
		1,460,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,773,395)		35,248,637
CONVERTIBLE PREFERRED SECURITIES — 5.9%
Banks — 5.6%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	1,461,000	1,481,152
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	600,523
Banco Mercantil del Norte SA, 5.875%(1)	431,000	428,391
Banco Mercantil del Norte SA, 7.50%(1)	400,000	409,192
Banco Santander SA, 4.75%	2,200,000	2,164,329
Barclays PLC, 6.125%	663,000	663,845
Barclays PLC, 8.00%	713,000	755,696
BNP Paribas SA, 4.625%(1)	780,000	768,600
BNP Paribas SA, 8.50%(1)	1,237,000	1,323,221
Danske Bank AS, 4.375%	1,895,000	1,884,323
HSBC Holdings PLC, 6.00%	1,526,000	1,533,770
HSBC Holdings PLC, 6.875%	349,000	363,128
ING Groep NV, 5.75%	1,045,000	1,049,394
ING Groep NV, 7.50%	1,050,000	1,092,501
Lloyds Banking Group PLC, 6.75%	619,000	628,969
Macquarie Bank Ltd., 6.125%(1)	651,000	661,962
NatWest Group PLC, 6.00%	2,115,000	2,125,687
Nordea Bank Abp, 6.625%(1)	2,145,000	2,158,535
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,027,084
Societe Generale SA, 4.75%(1)	209,000	207,312
Societe Generale SA, 9.375%(1)	1,560,000	1,674,807
Standard Chartered PLC, VRN, 7.75%(1)	280,000	290,779
Svenska Handelsbanken AB, 4.375%	600,000	591,125
		23,884,325
Capital Markets — 0.3%
UBS Group AG, 9.25%(1)	1,350,000	1,492,687
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $24,975,732)		25,377,012
ASSET-BACKED SECURITIES — 3.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	$975,000	950,523
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	259,238	263,218
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	811,250	808,287
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	149,609	147,676
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,485,889
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	738,284

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	$2,462,092	$2,355,593
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	639,756	592,279
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	577,421	491,052
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,505,839	1,529,102
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	797,000	806,925
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,154,549
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	827,435	839,118
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	700,000	716,742
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	231,770	224,080
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	578,271
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	750,827	756,669
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,037,880
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	845,125	839,803
TOTAL ASSET-BACKED SECURITIES (Cost $16,530,702)		16,315,940
PREFERRED SECURITIES — 2.5%
Banks — 0.9%
Bank of America Corp., 6.25%	965,000	978,198
Citigroup, Inc., 3.875%	1,116,000	1,106,924
Citigroup, Inc., 4.00%	1,300,000	1,296,525
Citigroup, Inc., 6.25%	670,000	675,037
M&T Bank Corp., 5.125%	46,000	46,068
		4,102,752
Capital Markets — 0.3%
Charles Schwab Corp., 4.00%	1,303,000	1,289,782
Multi-Utilities — 0.2%
Sempra, 4.875%	905,000	905,978
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	615,000	614,670
Energy Transfer LP, 6.50%	1,035,000	1,042,566
Sunoco LP, 7.875%(1)	444,000	451,262
		2,108,498
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	810,000	800,662
Aircastle Ltd., 5.25%(1)	1,673,000	1,665,872
		2,466,534
TOTAL PREFERRED SECURITIES (Cost $10,762,183)		10,873,544
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$304,000	246,939
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	329,687
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	289,358
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	341,501
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,405,661
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	529,000	413,154
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	563,680
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	209,717
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.77%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	464,908
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	505,862
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	880,005
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	241,474
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	471,239

Schedule of Investments - Core Plus Fund

		Principal Amount/Shares	Value
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)		$1,097,000	$1,057,959
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)		1,355,000	1,387,715
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)		970,000	982,187
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)		240,000	218,585
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,495,476)			10,009,631
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Apidos CLO XIIX Ltd., Series 2024-49A, Class B, VRN, 5.92%, (3-month SOFR plus 1.60%), 10/24/37(1)		1,500,000	1,506,555
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.61%, (1-month SOFR plus 1.46%), 11/15/36(1)		753,606	753,994
AREII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.88%, (3-month SOFR plus 1.55%), 4/22/31(1)		2,200,000	2,202,055
Birch Grove CLO 4 Ltd., Series 2022-4A, Class BR, VRN, 6.12%, (3-month SOFR plus 1.80%), 7/15/37(1)		1,760,000	1,766,670
Jamestown CLO XIV Ltd., Series 2019-14A, Class BRR, VRN, 6.08%, (3-month SOFR plus 1.75%), 10/20/34(1)		1,820,000	1,820,958
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 1/16/31(1)		315,162	315,209
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,356,694)			8,365,441
MUNICIPAL SECURITIES — 1.2%
California State University Rev., 2.98%, 11/1/51		400,000	278,333
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)		105,000	86,176
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49		387,000	311,734
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		910,000	808,011
Houston GO, 3.96%, 3/1/47		255,000	219,234
Los Angeles Community College District GO, 6.75%, 8/1/49		130,000	146,356
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45		250,000	199,051
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		580,000	442,301
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	51,684
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	46,384
New York GO, Series B-1, 5.83%, 10/1/53		750,000	786,176
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		455,000	338,722
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		150,000	141,059
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		225,000	144,680
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(4)		140,000	142,855
State of California GO, 7.60%, 11/1/40		25,000	30,778
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)		65,000	67,580
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)		100,000	102,729
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)		185,000	189,281
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		460,000	469,179
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		70,000	74,834
University of California Rev., 3.07%, 5/15/51		220,000	147,300
TOTAL MUNICIPAL SECURITIES (Cost $6,091,508)			5,224,437
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		300,000	291,532
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		200,000	215,100
Colombia Government International Bonds, 7.75%, 11/7/36		200,000	209,900
			425,000
Luxembourg — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		1,558,000	1,582,632
New Zealand — 0.6%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	4,200,000	2,494,999
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,751,193)			4,794,163

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper(5) — 2.0%
HQLA Funding LLC, Series CHAM, 4.22%, 10/1/25 (LOC: Credit Agricole Corporate and Investment Bank)(1) (Cost $8,500,000)	$8,500,000	$8,499,017
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $436,922,206)		438,237,088
OTHER ASSETS AND LIABILITIES — (2.2)%		(9,452,671)
TOTAL NET ASSETS — 100.0%		$428,784,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,588,679	NZD	4,335,179	UBS AG	12/17/25	$68,024

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	67	December 2025	$5,895,538	$130,298
U.K. Gilt 10-Year Bonds	36	December 2025	4,398,144	(21,843)
U.S. Treasury 10-Year Notes	6	December 2025	675,000	(1,043)
U.S. Treasury Long Bonds	140	December 2025	16,323,125	362,054
U.S. Treasury Ultra Bonds	151	December 2025	18,129,437	453,432
			$45,421,244	$922,898
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	23	December 2025	$2,646,797	$737
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$17,850,000	$(1,243,835)	$(204,157)	$(1,447,992)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Core Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T5Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index 5 Year
IO	–	Interest Only
LOC	–	Letter of Credit
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $145,442,778, which represented 33.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,581,995.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Core Plus Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$135,760,995	—
U.S. Government Agency Mortgage-Backed Securities	—	117,305,531	—
U.S. Treasury Securities	—	60,462,740	—
Collateralized Mortgage Obligations	—	35,248,637	—
Convertible Preferred Securities	—	25,377,012	—
Asset-Backed Securities	—	16,315,940	—
Preferred Securities	—	10,873,544	—
Commercial Mortgage-Backed Securities	—	10,009,631	—
Collateralized Loan Obligations	—	8,365,441	—
Municipal Securities	—	5,224,437	—
Sovereign Governments and Agencies	—	4,794,163	—
Short-Term Investments	—	8,499,017	—
	—	$438,237,088	—
Other Financial Instruments
Futures Contracts	$816,223	$130,298	—
Forward Foreign Currency Exchange Contracts	—	68,024	—
	$816,223	$198,322	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,043	$21,843	—
Swap Agreements	—	1,447,992	—
	$1,043	$1,469,835	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	—	$68,024	—	$68,024
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$123,662	$123,662
Payable for variation margin on swap agreements*	$3,135	—	—	3,135
				$126,797
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Core Plus Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$49	—	$49
Futures contract transactions	—	—	$(1,316,013)	(1,316,013)
Swap agreement transactions	$(93,319)	—	—	(93,319)
				$(1,409,283)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$74,321	—	$74,321
Futures contracts	—	—	$984,798	984,798
Swap agreements	$(204,157)	—	—	(204,157)
				$854,962

See Notes to Financial Statements.

Schedule of Investments - Diversified Bond Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 31.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	$746,772	$745,605
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	515,025	513,731
		1,259,336
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 31.6%
FHLMC, 6.00%, 9/1/35	765,100	804,535
FHLMC, 6.00%, 2/1/38	444,428	469,028
FHLMC, 3.50%, 2/1/49	28,434,906	26,550,369
FHLMC, 3.00%, 1/1/50	19,510,371	17,160,526
FHLMC, 3.50%, 5/1/50	4,430,255	4,088,450
FHLMC, 2.50%, 5/1/51	7,501,344	6,388,181
FHLMC, 3.00%, 7/1/51	10,757,524	9,516,942
FHLMC, 2.00%, 8/1/51	23,582,767	19,192,516
FHLMC, 2.50%, 8/1/51	22,185,128	18,822,765
FHLMC, 3.00%, 12/1/51	16,815,231	14,839,393
FHLMC, 3.00%, 2/1/52	15,408,935	13,727,766
FHLMC, 3.50%, 5/1/52	10,551,065	9,746,220
FHLMC, 4.00%, 5/1/52	16,709,417	15,806,725
FHLMC, 4.00%, 5/1/52	14,442,300	13,760,906
FHLMC, 3.00%, 6/1/52	7,647,983	6,800,924
FHLMC, 4.00%, 6/1/52	29,130,990	27,756,561
FHLMC, 5.00%, 7/1/52	7,859,686	7,895,971
FHLMC, 4.50%, 8/1/52	5,970,454	5,872,246
FHLMC, 4.50%, 10/1/52	29,098,448	28,392,162
FHLMC, 4.50%, 10/1/52	11,767,555	11,473,421
FHLMC, 5.50%, 11/1/52	7,741,082	7,861,452
FHLMC, 6.00%, 11/1/52	37,804,828	38,958,841
FHLMC, 5.50%, 12/1/52	6,098,724	6,199,367
FHLMC, 6.00%, 1/1/53	24,338,446	25,047,693
FHLMC, 6.50%, 11/1/53	22,590,930	23,440,217
FHLMC, 5.50%, 4/1/54	21,672,917	22,030,531
FNMA, 6.00%, 12/1/33	341,433	353,232
FNMA, 6.00%, 9/1/37	560,916	591,412
FNMA, 6.00%, 11/1/37	470,347	495,920
FNMA, 4.50%, 4/1/39	594,248	598,754
FNMA, 4.50%, 5/1/39	1,684,382	1,698,191
FNMA, 6.50%, 5/1/39	284,353	301,308
FNMA, 4.50%, 9/1/39	525,661	528,675
FNMA, 4.50%, 10/1/39	2,865,205	2,882,516
FNMA, 4.50%, 11/1/40	371,380	373,510
FNMA, 3.50%, 12/1/40	62,139	59,378
FNMA, 4.00%, 8/1/41	2,583,450	2,519,380
FNMA, 4.50%, 9/1/41	366,498	366,453
FNMA, 4.00%, 12/1/41	1,236,623	1,203,401
FNMA, 3.50%, 5/1/42	549,817	522,663
FNMA, 4.00%, 11/1/45	966,924	930,856
FNMA, 4.00%, 11/1/45	881,344	848,014
FNMA, 4.00%, 2/1/46	1,601,616	1,540,884
FNMA, 4.00%, 4/1/46	2,517,947	2,422,988

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
FNMA, 3.00%, 5/1/50	$2,578,897	$2,321,372
FNMA, 2.50%, 6/1/50	22,015,030	18,776,736
FNMA, 2.50%, 2/1/51	21,600,277	18,460,258
FNMA, 3.00%, 6/1/51	1,306,274	1,170,854
FNMA, 2.50%, 12/1/51	20,422,423	17,445,725
FNMA, 2.00%, 2/1/52	6,294,958	5,164,663
FNMA, 2.50%, 2/1/52	8,936,273	7,612,120
FNMA, 3.00%, 2/1/52	31,419,347	27,941,791
FNMA, 3.00%, 2/1/52	15,505,431	13,789,168
FNMA, 2.00%, 3/1/52	40,985,635	33,496,861
FNMA, 3.00%, 4/1/52	9,702,029	8,625,212
FNMA, 3.50%, 4/1/52	5,825,679	5,331,443
FNMA, 4.00%, 4/1/52	19,357,518	18,347,456
FNMA, 4.00%, 4/1/52	8,404,444	8,007,921
FNMA, 4.00%, 4/1/52	6,052,562	5,737,781
FNMA, 3.00%, 5/1/52	13,061,800	11,690,598
FNMA, 3.50%, 5/1/52	30,547,272	28,035,097
FNMA, 3.50%, 5/1/52	23,592,316	21,642,669
FNMA, 3.50%, 5/1/52	20,605,052	19,155,356
FNMA, 4.00%, 5/1/52	14,222,494	13,425,781
FNMA, 3.50%, 6/1/52	23,376,842	21,728,595
FNMA, 2.50%, 7/1/52	12,328,236	10,441,899
FNMA, 4.50%, 7/1/52	14,468,457	14,106,814
FNMA, 5.00%, 8/1/52	46,239,243	46,239,021
FNMA, 4.50%, 9/1/52	9,488,154	9,363,629
FNMA, 5.00%, 9/1/52	12,404,102	12,442,330
FNMA, 5.00%, 10/1/52	42,720,199	42,671,554
FNMA, 5.50%, 10/1/52	18,357,994	18,593,815
FNMA, 5.00%, 1/1/53	19,334,546	19,311,533
FNMA, 5.50%, 1/1/53	43,713,003	44,293,523
FNMA, 5.50%, 1/1/53	37,670,566	38,255,119
FNMA, 6.50%, 1/1/53	24,390,613	25,333,678
FNMA, 5.00%, 2/1/53	9,596,265	9,623,477
FNMA, 6.00%, 9/1/53	18,838,656	19,422,336
FNMA, 6.00%, 9/1/53	12,335,834	12,643,100
FNMA, 5.50%, 3/1/54	45,874,401	46,393,664
FNMA, 6.00%, 5/1/54	21,112,851	21,617,615
GNMA, 5.50%, TBA	24,880,000	25,069,051
GNMA, 7.00%, 4/20/26	30	31
GNMA, 7.50%, 8/15/26	146	147
GNMA, 8.00%, 8/15/26	17	17
GNMA, 6.50%, 3/15/28	1,137	1,149
GNMA, 6.50%, 5/15/28	2,504	2,540
GNMA, 7.00%, 5/15/31	4,045	4,225
GNMA, 6.00%, 7/15/33	196,031	201,421
GNMA, 4.50%, 8/15/33	359,396	358,392
GNMA, 6.00%, 9/20/38	158,272	169,166
GNMA, 6.00%, 1/20/39	57,646	60,613
GNMA, 6.00%, 2/20/39	59,919	63,003
GNMA, 4.50%, 4/15/39	299,576	296,723
GNMA, 4.50%, 6/15/39	448,092	447,954
GNMA, 5.00%, 9/15/39	14,926	15,316

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
GNMA, 5.00%, 10/15/39	$226,402	$232,319
GNMA, 4.50%, 1/15/40	430,443	429,913
GNMA, 4.00%, 11/20/40	581,952	572,204
GNMA, 4.00%, 12/15/40	223,976	214,966
GNMA, 4.50%, 12/15/40	879,722	875,474
GNMA, 4.50%, 6/15/41	172,243	170,703
GNMA, 3.50%, 6/20/42	4,365,926	4,143,562
GNMA, 3.00%, 5/20/50	7,503,294	6,712,678
GNMA, 3.00%, 7/20/50	19,812,768	17,762,736
GNMA, 2.00%, 10/20/50	40,463,376	33,494,094
GNMA, 2.50%, 11/20/50	27,181,534	23,228,145
GNMA, 2.50%, 2/20/51	19,146,362	16,541,891
GNMA, 3.50%, 2/20/51	1,828,813	1,684,355
GNMA, 3.50%, 6/20/51	13,255,876	12,182,032
GNMA, 3.00%, 7/20/51	11,817,452	10,567,093
GNMA, 4.00%, 9/20/52	35,651,057	33,795,809
GNMA, 4.50%, 9/20/52	32,107,527	31,387,827
GNMA, 4.50%, 10/20/52	33,555,924	32,798,579
GNMA, 4.00%, 4/20/54	52,280,218	49,202,801
GNMA, 5.00%, 12/20/54	27,553,151	27,469,446
UMBS, 5.00%, TBA	113,900,000	112,976,445
		1,542,634,627
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,559,013,290)		1,543,893,963
CORPORATE BONDS — 20.8%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	4,285,000	4,374,912
Northrop Grumman Corp., 5.15%, 5/1/40	2,263,000	2,256,207
		6,631,119
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	10,358,000	10,882,195
GXO Logistics, Inc., 6.50%, 5/6/34	2,413,000	2,596,222
		13,478,417
Automobiles — 0.6%
American Honda Finance Corp., 4.95%, 1/9/26	7,385,000	7,399,714
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,925,180
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	3,991,000	4,080,552
General Motors Financial Co., Inc., 5.60%, 6/18/31	4,150,000	4,296,348
General Motors Financial Co., Inc., 6.15%, 7/15/35	4,435,000	4,640,573
Hyundai Capital America, 6.50%, 1/16/29(1)	1,261,000	1,337,124
		27,679,491
Banks — 3.3%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	8,285,000	7,393,164
Bank of America Corp., VRN, 5.51%, 1/24/36	4,975,000	5,202,609
Bank of Montreal, VRN, 7.70%, 5/26/84	5,254,000	5,589,541
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	7,237,000	7,701,015
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	6,685,000	7,184,630
Bank of Nova Scotia, VRN, 6.875%, (5-year H15T5Y plus 2.73%), 10/27/85(2)	3,325,000	3,323,401
BPCE SA, VRN, 3.65%, 1/14/37(1)	6,375,000	5,772,133
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	4,869,000	5,006,184
Citibank NA, 4.91%, 5/29/30	3,232,000	3,321,452
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,675,000	3,713,726

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Citigroup, Inc., VRN, 5.61%, 3/4/56	$2,460,000	$2,485,797
First Citizens BancShares, Inc., VRN, 5.60%, 9/5/35	6,310,000	6,295,496
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	7,851,000	7,426,188
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	11,745,000	12,396,813
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	8,115,000	8,385,465
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	9,638,000	10,272,687
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	3,139,000	3,243,332
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	2,620,000	2,660,394
NatWest Group PLC, VRN, 3.03%, 11/28/35	6,606,000	6,044,649
Royal Bank of Canada, VRN, 5.15%, 2/4/31	8,905,000	9,178,215
Royal Bank of Canada, VRN, 4.70%, 8/6/31	5,489,000	5,563,765
Standard Chartered PLC, VRN, 5.40%, 8/12/36(1)	2,860,000	2,903,113
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	15,917,000	16,844,973
Wells Fargo & Co., VRN, 5.56%, 7/25/34	3,422,000	3,595,680
Wells Fargo & Co., VRN, 5.61%, 4/23/36	6,210,000	6,519,505
Wells Fargo & Co., VRN, 5.01%, 4/4/51	4,585,000	4,284,644
		162,308,571
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 3/2/53	5,665,000	5,654,423
Building Products — 0.0%
Carlisle Cos., Inc., 5.55%, 9/15/40	2,220,000	2,248,730
Capital Markets — 1.7%
Blackstone Private Credit Fund, 5.95%, 7/16/29	770,000	792,491
Blue Owl Capital Corp., 5.95%, 3/15/29	4,086,000	4,166,257
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	8,245,000	8,352,741
Citadel Finance LLC, 5.90%, 2/10/30(1)	2,546,000	2,584,021
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	7,265,000	7,732,423
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	3,222,000	3,263,961
Golub Capital BDC, Inc., 7.05%, 12/5/28	4,168,000	4,407,779
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,320,000	2,341,568
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	2,580,000	2,567,225
HPS Corporate Lending Fund, 6.25%, 9/30/29	2,402,000	2,480,575
LPL Holdings, Inc., 5.15%, 6/15/30	4,795,000	4,882,393
Morgan Stanley, VRN, 5.16%, 4/20/29	3,816,000	3,906,642
Morgan Stanley, VRN, 6.41%, 11/1/29	3,165,000	3,364,465
Morgan Stanley, VRN, 6.63%, 11/1/34	9,535,000	10,674,976
Morgan Stanley, VRN, 5.83%, 4/19/35	2,030,000	2,164,798
Morgan Stanley, VRN, 5.52%, 11/19/55	1,780,000	1,800,581
Northern Trust Corp., VRN, 3.375%, 5/8/32	15,636,000	15,335,173
		80,818,069
Chemicals — 0.0%
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	2,470,000	2,479,704
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.50%, 2/24/55	3,018,000	3,073,489
Motorola Solutions, Inc., 5.20%, 8/15/32	3,860,000	3,979,970
		7,053,459
Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 11/1/31	9,398,000	10,717,968
Capital One Financial Corp., VRN, 2.36%, 7/29/32	5,255,000	4,537,126
OneMain Finance Corp., 7.50%, 5/15/31	1,824,000	1,908,345
		17,163,439

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	$3,000,000	$2,195,321
Leland Stanford Junior University, 4.68%, 3/1/35	895,000	900,035
Massachusetts Institute of Technology, 5.62%, 6/1/55	1,470,000	1,547,864
Novant Health, Inc., 3.17%, 11/1/51	2,485,000	1,688,615
Pepperdine University, 3.30%, 12/1/59	5,873,000	3,687,076
		10,018,911
Diversified REITs — 0.5%
Kilroy Realty LP, 3.05%, 2/15/30	2,620,000	2,419,792
Kilroy Realty LP, 2.50%, 11/15/32	3,215,000	2,674,548
Kilroy Realty LP, 2.65%, 11/15/33	3,311,000	2,711,909
Piedmont Operating Partnership LP, 9.25%, 7/20/28	5,770,000	6,408,569
Piedmont Operating Partnership LP, 6.875%, 7/15/29	893,000	945,300
Trust Fibra Uno, 4.87%, 1/15/30(1)	3,632,000	3,563,294
Trust Fibra Uno, 7.70%, 1/23/32(1)	4,118,000	4,453,366
		23,176,778
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.375%, 3/1/41	260,000	281,306
Sprint Capital Corp., 6.875%, 11/15/28	2,869,000	3,086,596
Verizon Communications, Inc., 2.99%, 10/30/56	2,615,000	1,613,749
		4,981,651
Electric Utilities — 2.1%
AEP Transmission Co. LLC, 5.375%, 6/15/35	839,000	868,617
Arizona Public Service Co., 5.70%, 8/15/34	3,662,000	3,839,785
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,441,918
Commonwealth Edison Co., 5.95%, 6/1/55	1,552,000	1,651,875
Duke Energy Corp., 4.95%, 9/15/35	1,757,000	1,746,664
Duke Energy Florida LLC, 5.95%, 11/15/52	3,375,000	3,562,302
Duke Energy Progress LLC, 4.35%, 3/6/27	4,036,000	4,068,048
Duke Energy Progress LLC, 4.15%, 12/1/44	6,588,000	5,607,720
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,265,887
Duke Energy Progress LLC, 5.55%, 3/15/55	3,030,000	3,050,503
Electricite de France SA, 6.95%, 1/26/39(1)	7,703,000	8,640,813
Florida Power & Light Co., 4.125%, 2/1/42	8,281,000	7,213,504
Jersey Central Power & Light Co., 5.15%, 1/15/36(1)	3,455,000	3,495,589
Kentucky Utilities Co., 5.85%, 8/15/55	1,131,000	1,163,404
Louisville Gas & Electric Co., 5.85%, 8/15/55	1,131,000	1,163,990
MidAmerican Energy Co., 5.85%, 9/15/54	15,842,000	16,701,970
MidAmerican Energy Co., 5.30%, 2/1/55	3,375,000	3,294,247
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	1,130,000	1,135,865
Northern States Power Co., 5.10%, 5/15/53	4,035,000	3,842,105
Northern States Power Co., 5.65%, 5/15/55	2,356,000	2,421,340
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,045,000	1,679,885
PECO Energy Co., 5.65%, 9/15/55	3,369,000	3,446,742
Public Service Electric & Gas Co., 5.50%, 3/1/55	5,387,000	5,419,654
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	1,807,000	1,783,518
Southern Co., Series B, VRN, 4.00%, 1/15/51	3,638,000	3,628,955
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	4,830,000	4,844,553
Union Electric Co., 5.45%, 3/15/53	3,490,000	3,424,260
		102,403,713
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 5.35%, 7/30/30	3,913,000	4,068,890

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	$5,959,000	$5,820,751
Financial Services — 0.8%
Antares Holdings LP, 6.35%, 10/23/29(1)	11,010,000	11,263,429
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	14,383,000	14,795,109
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	3,787,000	3,892,388
Fiserv, Inc., 5.25%, 8/11/35	2,305,000	2,330,397
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	5,326,000	5,262,161
		37,543,484
Food Products — 0.3%
Flowers Foods, Inc., 5.75%, 3/15/35	2,495,000	2,543,077
Mars, Inc., 5.20%, 3/1/35(1)	7,135,000	7,296,647
Mars, Inc., 5.65%, 5/1/45(1)	4,220,000	4,283,722
Mars, Inc., 5.70%, 5/1/55(1)	2,392,000	2,424,691
		16,548,137
Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,039,000	2,011,492
Snam SpA, 6.50%, 5/28/55(1)	3,155,000	3,391,192
		5,402,684
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	5,366,000	5,675,367
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,500,000	1,545,778
		7,221,145
Health Care Equipment and Supplies — 0.2%
Hologic, Inc., 3.25%, 2/15/29(1)	1,960,000	1,894,333
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	5,775,000	5,928,931
		7,823,264
Health Care Providers and Services — 1.2%
Centene Corp., 4.625%, 12/15/29	1,710,000	1,659,096
CVS Health Corp., 5.45%, 9/15/35	1,799,000	1,831,497
CVS Health Corp., 6.00%, 6/1/44	5,500,000	5,583,239
CVS Health Corp., VRN, 7.00%, 3/10/55	3,160,000	3,322,560
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,184,311
Elevance Health, Inc., 5.00%, 1/15/36	1,584,000	1,573,101
HCA, Inc., 5.25%, 3/1/30	3,342,000	3,451,377
HCA, Inc., 6.20%, 3/1/55	1,703,000	1,759,173
Icon Investments Six DAC, 6.00%, 5/8/34	2,101,000	2,206,503
IQVIA, Inc., 6.25%, 2/1/29	5,995,000	6,315,972
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,415,000	2,272,305
Tenet Healthcare Corp., 6.25%, 2/1/27	5,410,000	5,412,758
Tenet Healthcare Corp., 5.125%, 11/1/27	1,931,000	1,929,098
UnitedHealth Group, Inc., 5.30%, 6/15/35	5,217,000	5,395,091
UnitedHealth Group, Inc., 5.50%, 7/15/44	5,514,000	5,527,576
UnitedHealth Group, Inc., 5.05%, 4/15/53	7,170,000	6,574,584
Universal Health Services, Inc., 5.05%, 10/15/34	3,751,000	3,662,812
		60,661,053
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	8,146,000	8,034,812
Carnival Corp., 5.125%, 5/1/29(1)(2)	1,836,000	1,836,000
Hyatt Hotels Corp., 5.75%, 3/30/32	1,585,000	1,653,832
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	6,776,000	6,951,369
		18,476,013

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Household Durables — 0.1%
Meritage Homes Corp., 5.65%, 3/15/35	$2,984,000	$3,032,303
Independent Power and Renewable Electricity Producers — 0.1%
Colbun SA, 5.375%, 9/11/35(1)	2,492,000	2,494,243
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	4,500,000	4,444,680
Insurance — 0.8%
Athene Global Funding, 5.53%, 7/11/31(1)	3,527,000	3,638,159
Beacon Funding Trust, 6.27%, 8/15/54(1)	3,885,000	3,983,394
CNA Financial Corp., 5.20%, 8/15/35	6,801,000	6,819,091
CNO Financial Group, Inc., 6.45%, 6/15/34	3,121,000	3,314,465
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	5,905,000	5,801,089
Lincoln National Corp., 7.00%, 6/15/40	6,472,000	7,367,799
MetLife, Inc., 6.40%, 12/15/66	4,271,000	4,499,537
Wynnton Funding Trust II, 5.99%, 8/15/55(1)	4,421,000	4,541,110
		39,964,644
Machinery — 0.3%
AGCO Corp., 5.80%, 3/21/34	3,689,000	3,836,710
Caterpillar, Inc., 5.20%, 5/15/35	1,690,000	1,749,156
Nordson Corp., 4.50%, 12/15/29	6,785,000	6,826,259
Weir Group, Inc., 5.35%, 5/6/30(1)	4,092,000	4,210,800
		16,622,925
Media — 0.3%
Cox Communications, Inc., 5.70%, 6/15/33(1)	3,414,000	3,489,965
Paramount Global, 4.375%, 3/15/43	6,033,000	4,659,331
Time Warner Cable LLC, 6.55%, 5/1/37	5,731,000	5,964,161
		14,113,457
Metals and Mining — 0.3%
Glencore Funding LLC, 5.19%, 4/1/30(1)	6,635,000	6,839,612
Glencore Funding LLC, 5.89%, 4/4/54(1)	815,000	824,315
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	4,855,000	5,066,476
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	2,900,000	2,986,677
		15,717,080
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	10,185,000	10,002,801
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	7,850,000	8,235,943
		18,238,744
Multi-Utilities — 0.3%
NiSource, Inc., 5.35%, 7/15/35	4,828,000	4,933,110
Sempra, 3.25%, 6/15/27	1,683,000	1,654,177
Sempra, VRN, 4.125%, 4/1/52	9,939,000	9,695,224
		16,282,511
Oil, Gas and Consumable Fuels — 2.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	4,970,000	4,955,837
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	4,455,000	4,755,304
Diamondback Energy, Inc., 6.25%, 3/15/33	4,135,000	4,456,593
Enbridge, Inc., VRN, 6.00%, 1/15/77	12,220,000	12,275,564
Energy Transfer LP, 6.55%, 12/1/33	7,696,000	8,421,282
Energy Transfer LP, 6.125%, 12/15/45	5,835,000	5,878,491
Eni SpA, 5.95%, 5/15/54(1)	4,614,000	4,615,635
Expand Energy Corp., 6.75%, 4/15/29(1)	973,000	983,238
HF Sinclair Corp., 5.50%, 9/1/32	1,602,000	1,629,606

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Northern Natural Gas Co., 5.625%, 2/1/54(1)	$105,000	$103,427
Petroleos Mexicanos, 5.35%, 2/12/28	17,922,000	17,858,349
Petroleos Mexicanos, 6.84%, 1/23/30	1,562,000	1,589,785
Petroleos Mexicanos, 5.95%, 1/28/31	17,075,000	16,549,681
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	4,096,000	4,127,497
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	1,534,000	1,563,577
Shell Finance U.S., Inc., 4.375%, 5/11/45	1,775,000	1,552,333
SM Energy Co., 6.75%, 9/15/26	3,630,000	3,631,429
Southern Natural Gas Co. LLC, 5.45%, 8/1/35(1)	1,687,000	1,721,965
Sunoco LP, 5.875%, 3/15/34(1)	4,191,000	4,157,333
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,963,000	3,149,082
		103,976,008
Passenger Airlines — 0.1%
United Airlines, Inc., 4.625%, 4/15/29(1)	3,775,000	3,720,050
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	4,750,000	4,737,497
Merck & Co., Inc., 5.70%, 9/15/55	3,782,000	3,905,678
		8,643,175
Retail REITs — 0.0%
Realty Income Corp., 4.50%, 2/1/33(2)	747,000	739,064
Semiconductors and Semiconductor Equipment — 1.2%
Applied Materials, Inc., 4.60%, 1/15/36	2,682,000	2,655,310
Broadcom, Inc., 4.80%, 2/15/36	3,931,000	3,920,592
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	7,632,000	7,924,882
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	5,915,000	6,338,119
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	4,247,000	4,517,139
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	7,597,000	8,180,710
Intel Corp., 3.90%, 3/25/30	8,335,000	8,178,425
Intel Corp., 5.15%, 2/21/34	4,215,000	4,274,953
Intel Corp., 5.60%, 2/21/54	2,994,000	2,876,763
Micron Technology, Inc., 5.30%, 1/15/31	9,270,000	9,595,626
		58,462,519
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	773,000	790,978
AppLovin Corp., 5.375%, 12/1/31	2,069,000	2,141,100
AppLovin Corp., 5.50%, 12/1/34	4,495,000	4,642,212
Oracle Corp., 4.80%, 9/26/32	7,380,000	7,391,372
Oracle Corp., 5.20%, 9/26/35	7,355,000	7,398,301
Oracle Corp., 5.50%, 9/27/64	2,365,000	2,167,586
Synopsys, Inc., 5.00%, 4/1/32	10,141,000	10,366,438
		34,897,987
Specialized REITs — 0.2%
EPR Properties, 4.95%, 4/15/28	7,485,000	7,544,577
EPR Properties, 3.75%, 8/15/29	45,000	43,336
		7,587,913
Specialty Retail — 0.2%
Home Depot, Inc., 4.65%, 9/15/35	1,903,000	1,884,911
Lowe's Cos., Inc., 4.50%, 10/15/32	5,455,000	5,412,480
Lowe's Cos., Inc., 4.85%, 10/15/35	3,635,000	3,606,341
		10,903,732
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 4.50%, 5/12/32	5,445,000	5,560,918

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Dell International LLC/EMC Corp., 4.50%, 2/15/31(2)	$6,875,000	$6,860,890
Dell International LLC/EMC Corp., 5.30%, 4/1/32	2,252,000	2,325,694
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	2,962,000	2,993,972
		17,741,474
Textiles, Apparel and Luxury Goods — 0.1%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)(2)	2,135,000	2,132,656
Gildan Activewear, Inc., 5.40%, 10/7/35(1)(2)	1,780,000	1,781,128
		3,913,784
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	6,198,000	6,933,804
TOTAL CORPORATE BONDS (Cost $1,001,937,107)		1,018,091,993
U.S. TREASURY SECURITIES — 17.5%
U.S. Treasury Bonds, 3.875%, 5/15/43	5,000,000	4,530,469
U.S. Treasury Bonds, 4.375%, 8/15/43	15,000,000	14,481,152
U.S. Treasury Bonds, 4.75%, 11/15/43	17,500,000	17,691,406
U.S. Treasury Bonds, 4.50%, 2/15/44	25,000,000	24,458,008
U.S. Treasury Bonds, 4.625%, 5/15/44	15,000,000	14,893,945
U.S. Treasury Bonds, 4.625%, 11/15/44	3,000,000	2,972,930
U.S. Treasury Bonds, 3.00%, 5/15/45	3,500,000	2,724,805
U.S. Treasury Bonds, 5.00%, 5/15/45	10,000,000	10,386,719
U.S. Treasury Notes, 3.875%, 6/15/28	95,000,000	95,634,570
U.S. Treasury Notes, 4.125%, 3/31/29(3)	39,000,000	39,600,996
U.S. Treasury Notes, 4.00%, 5/31/30	143,000,000	144,698,125
U.S. Treasury Notes, 3.625%, 8/31/30	68,000,000	67,660,000
U.S. Treasury Notes, 4.125%, 8/31/30	110,000,000	111,862,695
U.S. Treasury Notes, 4.375%, 11/30/30	161,000,000	165,572,149
U.S. Treasury Notes, 3.75%, 12/31/30	27,000,000	26,976,269
U.S. Treasury Notes, 4.00%, 1/31/31	10,000,000	10,106,445
U.S. Treasury Notes, 4.25%, 2/28/31	16,000,000	16,363,125
U.S. Treasury Notes, 3.875%, 8/31/32	66,100,000	65,914,094
U.S. Treasury Notes, 4.125%, 11/15/32	18,000,000	18,211,641
TOTAL U.S. TREASURY SECURITIES (Cost $846,150,935)		854,739,543
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
Private Sponsor Collateralized Mortgage Obligations — 12.9%
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	16,360,065	15,263,596
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	13,864,819	14,052,390
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	5,748,938	5,818,014
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	8,155,606	8,257,035
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	8,912,554	8,924,753
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	14,899,849	14,981,071
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	5,849,175	5,865,438
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	18,431,078	18,556,218
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(1)	21,808,498	22,104,909
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	26,821,106	27,005,128
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,713	10,743
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	13,123,051	13,308,312
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	12,367,737	12,444,118
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	870,702	834,295
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(1)	12,680,878	12,821,887
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	1,843,114	1,658,547

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	$7,273,390	$7,361,192
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	9,690,212	9,767,916
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	6,361,347	6,441,698
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	6,572,075	6,635,104
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	13,098,223	13,198,872
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	19,417,125	19,519,185
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,708,794	1,536,831
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	16,761,832	16,865,484
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(1)	4,429,205	4,493,489
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	13,871,983	13,934,651
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	9,922,721	9,949,615
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	21,279,862	21,584,970
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	8,554,679	8,631,819
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	11,259,658	11,342,890
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	12,595,128	12,783,724
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(1)	17,195,944	17,441,846
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	2,523,189	2,394,080
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	9,416,482	9,558,032
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(1)	10,631,928	10,779,699
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	8,531,454	8,639,604
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.69%, 4/25/53(1)	5,825,123	5,740,196
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	4,903,372	4,972,061
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	8,762,264	8,907,896
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	29,825,312	30,039,046
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	24,692,724	24,841,885
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	19,573,312	19,637,657
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(1)	8,871,916	8,919,912
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	8,022,129	8,083,749
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	5,043,307	5,056,578
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	5,671,941	5,722,301
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(1)	9,679,501	9,767,068
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	12,024,980	12,161,413
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	5,526,857	5,537,982
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	7,943,894	7,981,244
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	12,784,641	12,884,604
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	6,244,141	6,269,177
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	23,046,472	23,204,599
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	15,977,644	16,098,096
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	877,724	789,782
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.88%, 3/25/64(1)	16,695,319	16,976,645
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	1,842,923	1,719,220
		630,078,266
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 3397, Class GF, VRN, 4.99%, (30-day average SOFR plus 0.61%), 12/15/37	547,786	545,743
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.47%, (30-day average SOFR plus 3.11%), 10/25/29	1,603,298	1,628,285
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	129,929,337	16,737,068
GNMA, Series 2007-5, Class FA, VRN, 4.39%, (1-month SOFR plus 0.25%), 2/20/37	520,899	520,788
		19,431,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $641,904,638)		649,510,150
ASSET-BACKED SECURITIES — 4.5%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	10,316,345

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	$9,322,475	$8,817,850
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(1)	12,827,333	12,820,646
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	11,615,669
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,716,749
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	18,500,000	17,969,007
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	5,746,623	5,320,158
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	6,834,352	5,705,769
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	7,560,461	6,272,563
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(1)	10,375,000	10,560,251
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	15,426,820
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	9,252,139	9,481,217
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	5,748,102	5,821,911
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	5,250,600	5,340,477
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	12,779,277	12,959,715
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	4,281,054	4,299,071
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,616,616
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,267,643
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	1,016,258	1,008,184
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	20,581,472	20,885,905
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	9,075,000	9,126,619
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	9,102,917	9,224,827
TOTAL ASSET-BACKED SECURITIES (Cost $226,439,812)		219,574,012
CONVERTIBLE PREFERRED SECURITIES — 3.7%
Banks — 3.6%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	2,596,000	2,631,807
Banco Bilbao Vizcaya Argentaria SA, 6.125%	7,400,000	7,406,455
Banco Santander SA, 4.75%	12,200,000	12,002,188
BNP Paribas SA, 4.625%(1)	3,546,000	3,494,174
BNP Paribas SA, 8.50%(1)	10,676,000	11,420,139
Danske Bank AS, 4.375%	22,550,000	22,422,945
ING Groep NV, 5.75%	10,835,000	10,880,561
ING Groep NV, 7.50%	12,706,000	13,220,300
Lloyds Banking Group PLC, 6.75%	7,117,000	7,231,619
Macquarie Bank Ltd., 6.125%(1)	12,589,000	12,800,986
NatWest Group PLC, 6.00%	21,580,000	21,689,044
Nordea Bank Abp, 6.625%(1)	18,945,000	19,064,543
Skandinaviska Enskilda Banken AB, 6.875%	12,800,000	13,146,673
Societe Generale SA, 4.75%(1)	1,816,000	1,801,331
Societe Generale SA, 9.375%(1)	7,650,000	8,212,994
Svenska Handelsbanken AB, 4.375%	8,000,000	7,881,671
		175,307,430
Capital Markets — 0.1%
UBS Group AG, 9.25%(1)	6,625,000	7,325,223
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $180,262,891)		182,632,653
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(1)	$8,788,000	9,053,619
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	23,013,592
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,649,391
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,161,187
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(1)	18,507,000	18,327,641

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(1)	$9,714,000	$9,882,305
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,353,564
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	13,305,000	13,867,296
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.59%, (1-month SOFR plus 1.44%), 2/15/42(1)	18,520,000	18,450,042
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $122,684,867)		124,758,637
PREFERRED SECURITIES — 2.0%
Banks — 1.2%
Bank of America Corp., 6.25%	12,300,000	12,468,222
Citigroup, Inc., 3.875%	13,865,000	13,752,235
Citigroup, Inc., 4.00%	16,425,000	16,381,099
M&T Bank Corp., 5.125%	611,000	611,904
Wells Fargo & Co., 3.90%	16,045,000	15,908,192
		59,121,652
Capital Markets — 0.5%
Charles Schwab Corp., 4.00%	16,084,000	15,920,844
Charles Schwab Corp., 5.00%	10,360,000	10,325,398
		26,246,242
Multi-Utilities — 0.3%
Sempra, 4.875%	11,773,000	11,785,715
TOTAL PREFERRED SECURITIES (Cost $95,918,303)		97,153,609
COLLATERALIZED LOAN OBLIGATIONS — 1.8%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.38%, (1-month SOFR plus 2.23%), 2/19/38(1)	$3,600,333	3,602,591
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 6.02%, (3-month SOFR plus 1.70%), 1/17/38(1)	13,825,000	13,842,652
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.08%, (3-month SOFR plus 1.75%), 1/20/39(1)	13,825,000	13,853,202
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.13%, (3-month SOFR plus 1.80%), 1/20/38(1)	13,825,000	13,857,337
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(1)	6,375,000	6,389,817
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.70%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,780,839
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 1/16/31(1)	5,798,971	5,799,840
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.12%, (3-month SOFR plus 1.91%), 8/15/30(1)	10,587,964	10,586,270
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.16%, (3-month SOFR plus 1.83%), 10/18/30(1)	3,220,461	3,220,622
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $88,832,996)		88,933,170
MUNICIPAL SECURITIES — 1.1%
California State University Rev., 2.98%, 11/1/51	4,000,000	2,783,334
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,871,742
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,558,504
Houston GO, 3.96%, 3/1/47	2,500,000	2,149,356
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,701,951
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,300,000	1,413,246
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,812,943
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	103,368
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,124,805
New York City GO, 5.97%, 3/1/36	500,000	527,301
New York City GO, 6.27%, 12/1/37	335,000	362,143
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43(4)	500,000	387,755
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,202,384
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,162,906
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,649,256

Schedule of Investments - Diversified Bond Fund

		Principal Amount/Shares	Value
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(4)		$3,035,000	$3,096,896
State of California GO, 7.60%, 11/1/40		455,000	560,167
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)		885,000	920,129
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)		1,330,000	1,366,292
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)		2,410,000	2,465,763
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		3,865,000	3,942,122
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		840,000	898,003
University of California Rev., 3.07%, 5/15/51		3,480,000	2,330,017
TOTAL MUNICIPAL SECURITIES (Cost $64,730,079)			54,390,383
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FHLMC, 6.25%, 7/15/32		1,000,000	1,135,774
FNMA, 0.75%, 10/8/27		29,724,000	28,094,662
FNMA, 0.875%, 8/5/30		4,300,000	3,760,730
FNMA, 6.625%, 11/15/30		10,000,000	11,307,601
Tennessee Valley Authority, 1.50%, 9/15/31		4,000,000	3,482,312
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,936,267)			47,781,079
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54		4,940,000	4,800,569
Luxembourg — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		13,401,000	13,612,870
New Zealand — 0.3%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	30,000,000	17,821,420
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $35,998,162)			36,234,859
SHORT-TERM INVESTMENTS(5) — 2.5%
Commercial Paper(6) — 1.9%
Aquitaine Funding Co. LLC, 4.20%, 10/1/25(1)		$25,000,000	24,997,125
HQLA Funding LLC, Series CHAM, 4.22%, 10/1/25 (LOC: Credit Agricole Corporate and Investment Bank)(1)		22,005,000	22,002,456
Mainbeach Funding LLC, 4.20%, 10/1/25(1)		21,300,000	21,297,574
Overwatch Alpha Funding LLC, 4.20%, 10/1/25(1)		25,000,000	24,997,145
			93,294,300
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $30,676,577), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $30,078,500)			30,075,000
TOTAL SHORT-TERM INVESTMENTS (Cost $123,380,000)			123,369,300
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $5,037,189,347)			5,041,063,351
OTHER ASSETS AND LIABILITIES — (3.0)%			(148,040,383)
TOTAL NET ASSETS — 100.0%			$4,893,022,968

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,490,562	NZD	30,965,567	UBS AG	12/17/25	$485,882

Schedule of Investments - Diversified Bond Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	429	December 2025	$37,749,041	$834,295
U.K. Gilt 10-Year Bonds	228	December 2025	27,854,912	(138,339)
U.S. Treasury 10-Year Notes	686	December 2025	77,175,000	(233,713)
U.S. Treasury 10-Year Ultra Notes	423	December 2025	48,678,047	(398,520)
U.S. Treasury Long Bonds	600	December 2025	69,956,250	(462,467)
U.S. Treasury Ultra Bonds	1,874	December 2025	224,997,125	4,006,094
			$486,410,375	$3,607,350
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$174,400,000	$(12,138,306)	$(2,009,020)	$(14,147,326)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T5Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index 5 Year
IO	–	Interest Only
LOC	–	Letter of Credit
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,457,916,791, which represented 29.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,600,338.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,585,160.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Diversified Bond Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,543,893,963	—
Corporate Bonds	—	1,018,091,993	—
U.S. Treasury Securities	—	854,739,543	—
Collateralized Mortgage Obligations	—	649,510,150	—
Asset-Backed Securities	—	219,574,012	—
Convertible Preferred Securities	—	182,632,653	—
Commercial Mortgage-Backed Securities	—	124,758,637	—
Preferred Securities	—	97,153,609	—
Collateralized Loan Obligations	—	88,933,170	—
Municipal Securities	—	54,390,383	—
U.S. Government Agency Securities	—	47,781,079	—
Sovereign Governments and Agencies	—	36,234,859	—
Short-Term Investments	—	123,369,300	—
	—	$5,041,063,351	—
Other Financial Instruments
Futures Contracts	$4,006,094	$834,295	—
Forward Foreign Currency Exchange Contracts	—	485,882	—
	$4,006,094	$1,320,177	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,094,700	$138,339	—
Swap Agreements	—	14,147,326	—
	$1,094,700	$14,285,665	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	—	$485,882	—	$485,882
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$1,256,539	$1,256,539
Payable for variation margin on swap agreements*	$30,629	—	—	30,629
				$1,287,168
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Diversified Bond Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$64,190	—	$64,190
Futures contract transactions	—	—	$(5,979,776)	(5,979,776)
Swap agreement transactions	$(923,162)	—	—	(923,162)
				$(6,838,748)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$485,882	—	$485,882
Futures contracts	—	—	$3,437,550	3,437,550
Swap agreements	$(2,009,020)	—	—	(2,009,020)
				$1,914,412

See Notes to Financial Statements.

Schedule of Investments - High Income Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 96.0%
Aerospace and Defense — 2.6%
ATI, Inc., 5.875%, 12/1/27	$325,000	$325,899
ATI, Inc., 4.875%, 10/1/29	625,000	615,004
ATI, Inc., 7.25%, 8/15/30	850,000	892,917
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,526,594
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	1,425,000	1,467,077
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	2,350,000	2,424,721
Boeing Co., 6.53%, 5/1/34	1,025,000	1,133,917
Boeing Co., 6.86%, 5/1/54	1,900,000	2,168,780
Boeing Co., 7.01%, 5/1/64	400,000	463,400
Bombardier, Inc., 7.125%, 6/15/26(1)	312,000	311,340
Bombardier, Inc., 7.875%, 4/15/27(1)	302,000	303,509
Bombardier, Inc., 6.00%, 2/15/28(1)	2,300,000	2,307,631
Bombardier, Inc., 7.50%, 2/1/29(1)	1,100,000	1,148,008
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	728,758
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,406,199
Bombardier, Inc., 6.75%, 6/15/33(1)	825,000	861,967
Carpenter Technology Corp., 6.375%, 7/15/28	1,994,000	1,999,823
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	3,200,000	3,258,960
Goat Holdco LLC, 6.75%, 2/1/32(1)	925,000	948,953
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,052,513
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,599,330
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,860,000	1,961,312
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,050,000	1,156,096
TransDigm, Inc., 6.75%, 8/15/28(1)	1,400,000	1,428,433
TransDigm, Inc., 6.375%, 3/1/29(1)	825,000	844,512
TransDigm, Inc., 4.875%, 5/1/29	1,725,000	1,701,002
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,944,431
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	234,976
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,066,615
TransDigm, Inc., 6.375%, 5/31/33(1)	8,525,000	8,642,159
TransDigm, Inc., 6.25%, 1/31/34(1)	700,000	720,415
TransDigm, Inc., 6.75%, 1/31/34(1)	1,125,000	1,164,008
		49,809,259
Air Freight and Logistics — 0.1%
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,065,969
Automobile Components — 1.6%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	725,000	760,936
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	350,000	362,682
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	2,336,000	2,221,314
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)(2)	550,000	549,415
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)(2)	1,025,000	1,033,631
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,625,000	1,679,933
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	1,450,000	1,483,038
Dana, Inc., 4.25%, 9/1/30	400,000	396,465
Dana, Inc., 4.50%, 2/15/32	1,475,000	1,453,503
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,375,000	1,361,089
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,400,000	2,067,097
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	625,000	656,127

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	$1,400,000	$1,353,022
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,542,253
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	721,558
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,813,835
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,083,094
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	1,175,000	1,185,430
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	1,250,000	1,278,045
Tenneco, Inc., 8.00%, 11/17/28(1)	3,700,000	3,709,419
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	700,000	683,637
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	1,875,000	1,863,406
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,000,000	958,097
		31,217,026
Automobiles — 0.7%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	800,000	783,997
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	1,300,000	1,301,650
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	323,733
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	1,575,000	1,576,522
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)	400,000	420,091
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	2,400,000	2,262,444
Nissan Motor Co. Ltd., 7.75%, 7/17/32(1)	1,250,000	1,323,760
Nissan Motor Co. Ltd., 8.125%, 7/17/35(1)	2,250,000	2,416,770
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31(1)	800,000	745,356
Thor Industries, Inc., 4.00%, 10/15/29(1)	575,000	545,607
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	885,000	884,511
		12,584,441
Banks — 1.5%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(1)	775,000	778,821
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,871,044
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,525,000	2,676,500
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	250,000	279,097
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,579,403
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	825,000	850,610
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,002,000	991,272
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	809,947
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,800,000	1,800,000
Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(1)	1,800,000	1,852,610
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,698,115
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	709,645
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	811,206
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,223,000	1,240,721
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	300,000	286,358
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	900,000	841,206
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,427,551
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,000,000	1,008,611
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	500,000	500,113
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,924,775
UWM Holdings LLC, 6.625%, 2/1/30(1)	425,000	432,719
UWM Holdings LLC, 6.25%, 3/15/31(1)	825,000	821,587
		28,191,911
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,250,000	1,250,786
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,477,052
		3,727,838

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Biotechnology — 0.0%
AbbVie, Inc., 5.60%, 3/15/55	$528,000	$540,632
Broadline Retail — 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,375,000	1,374,179
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	219,495
Macy's Retail Holdings LLC, 6.375%, 3/15/37	900,000	831,537
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,175,000	1,720,535
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,350,000	1,296,543
QVC, Inc., 6.875%, 4/15/29(1)	491,000	267,831
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	650,995
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,897,814
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	2,100,900	1,080,651
SGUS LLC, 11.00%, 12/15/29(1)	921,632	878,017
		11,217,597
Building Products — 2.2%
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,910,894
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	736,444
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,932,026
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,225,000	4,918,147
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,400,000	3,517,542
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	5,525,000	5,698,242
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	2,000,000	2,090,765
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(1)	825,000	798,967
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	592,857
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	875,000	851,025
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	1,350,000	1,415,144
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,415,149
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	525,000	545,905
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,953,469
JELD-WEN, Inc., 7.00%, 9/1/32(1)	550,000	464,892
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	700,000	711,343
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	1,050,000	1,076,401
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,250,000	1,284,848
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	550,000	537,137
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,105,444
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	1,675,000	1,698,961
Standard Industries, Inc., 4.75%, 1/15/28(1)	300,000	297,667
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,050,000	1,966,831
Standard Industries, Inc., 3.375%, 1/15/31(1)	650,000	589,185
Wilsonart LLC, 11.00%, 8/15/32(1)	1,375,000	1,339,551
		41,448,836
Capital Markets — 1.9%
AG Issuer LLC, 6.25%, 3/1/28(1)	900,000	902,415
Coinbase Global, Inc., 3.375%, 10/1/28(1)	7,775,000	7,385,535
Coinbase Global, Inc., 3.625%, 10/1/31(1)	6,221,000	5,556,472
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,195,562	1,105,470
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	839,437	752,795
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	769,000	768,726
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	4,417,000	4,345,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,742,000	1,760,291
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	453,634
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	1,725,000	1,734,777

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	$1,300,000	$1,254,588
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,575,000	1,538,877
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	419,871
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	2,300,000	2,332,911
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	875,000	909,487
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,050,000	2,010,030
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	846,699
Maya SAS/Paris France, 7.00%, 10/15/28(1)	400,000	406,746
Maya SAS/Paris France, 8.50%, 4/15/31(1)	750,000	804,992
Maya SAS/Paris France, 7.00%, 4/15/32(1)	600,000	612,632
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	550,000	568,511
Osaic Holdings, Inc., 8.00%, 8/1/33(1)	700,000	726,073
		37,196,673
Chemicals — 3.2%
ASP Unifrax Holdings, Inc., 5.85% Cash plus 1.25% PIK, 9/30/29(1)	362,262	144,539
Avient Corp., 7.125%, 8/1/30(1)	1,600,000	1,645,541
Avient Corp., 6.25%, 11/1/31(1)	900,000	914,646
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	300,000	314,241
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	600,000	627,047
Celanese U.S. Holdings LLC, 6.83%, 7/15/29	800,000	826,791
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	250,000	251,841
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	750,000	774,767
Celanese U.S. Holdings LLC, 6.88%, 7/15/32	3,896,000	3,983,761
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	3,875,000	4,030,979
Chemours Co., 5.375%, 5/15/27	1,625,000	1,624,990
Chemours Co., 5.75%, 11/15/28(1)	2,540,000	2,479,801
Chemours Co., 4.625%, 11/15/29(1)	1,800,000	1,627,771
Chemours Co., 8.00%, 1/15/33(1)	1,400,000	1,393,559
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	550,000	535,717
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	523,745
FMC Corp., VRN, 8.45%, 11/1/55	900,000	951,092
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,195,000	2,819,268
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	981,799
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	876,949
INEOS Finance PLC, 6.75%, 5/15/28(1)	800,000	785,427
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,075,000	2,044,837
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	800,000	793,047
Methanex Corp., 5.125%, 10/15/27	750,000	751,442
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	350,000	356,362
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	800,000	802,963
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,121,708
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	653,798
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,932,111
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,200,000	1,265,320
Olin Corp., 5.625%, 8/1/29	1,775,000	1,781,805
Olin Corp., 6.625%, 4/1/33(1)	1,625,000	1,635,413
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	916,535
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	481,245
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,000,000	2,100,250
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,850,000	2,769,761
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	850,000	831,307
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,815,386

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	$1,450,000	$1,450,034
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,150,000	1,991,438
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	650,000	652,554
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)	1,787,958	688,364
Tronox, Inc., 4.625%, 3/15/29(1)	2,175,000	1,420,866
Tronox, Inc., 9.125%, 9/30/30(1)	175,000	171,561
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	545,000	542,301
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,325,000	2,162,919
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	600,000	612,371
WR Grace Holdings LLC, 6.625%, 8/15/32(1)	375,000	371,027
		61,230,996
Commercial Services and Supplies — 3.0%
ADT Security Corp., 4.125%, 8/1/29(1)	2,175,000	2,106,251
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	824,280
ADT Security Corp., 5.875%, 10/15/33(1)(2)	1,575,000	1,575,000
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,276,186
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	7,672,000	7,548,933
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,373,452
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,079,604
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,318,121
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,596,460
Brink's Co., 6.75%, 6/15/32(1)	750,000	780,769
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	265,815
Clean Harbors, Inc., 5.75%, 10/15/33(1)(2)	775,000	782,382
Clean Harbors, Inc., 6.375%, 2/1/31(1)	350,000	358,715
Garda World Security Corp., 4.625%, 2/15/27(1)	250,000	248,328
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	564,277
Garda World Security Corp., 6.00%, 6/1/29(1)	3,525,000	3,498,048
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	726,252
GEO Group, Inc., 8.625%, 4/15/29	1,400,000	1,483,097
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,146,839
GFL Environmental, Inc., 6.75%, 1/15/31(1)	800,000	838,136
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,225,000	1,050,437
Hightower Holding LLC, 9.125%, 1/31/30(1)	700,000	745,937
Madison IAQ LLC, 5.875%, 6/30/29(1)	475,000	469,666
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	3,400,000	3,386,513
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	3,725,000	3,660,185
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	575,322
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,825,000	3,940,393
Reworld Holding Corp., 5.00%, 9/1/30	950,000	912,830
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,825,000	1,872,067
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,000,000	998,297
RRD Intermediate Holdings, Inc., 11.00% Cash or 12.00% PIK, 12/1/30(1)	1,377,733	1,342,656
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,375,000	1,427,658
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,033,299
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,550,000	1,586,851
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	592,382
		56,985,438
Communications Equipment — 0.5%
CommScope LLC, 8.25%, 3/1/27(1)	2,525,000	2,554,743
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,406,335
CommScope LLC, 4.75%, 9/1/29(1)	761,000	757,066

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
CommScope Technologies LLC, 5.00%, 3/15/27(1)	$2,160,000	$2,144,883
Nokia of America Corp., 6.45%, 3/15/29	1,383,000	1,413,426
Viasat, Inc., 6.50%, 7/15/28(1)	575,000	562,497
Viasat, Inc., 7.50%, 5/30/31(1)	675,000	634,264
		9,473,214
Construction and Engineering — 0.6%
AECOM, 6.00%, 8/1/33(1)	400,000	409,284
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,650,000	1,646,804
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	783,685
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	1,750,000	1,817,891
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	1,150,000	1,173,231
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,075,000	1,065,982
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,100,000	2,113,995
Pike Corp., 8.625%, 1/31/31(1)	575,000	617,548
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,641,561
		11,269,981
Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	600,000	630,481
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	2,950,000	3,058,041
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,482,639
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,228,702
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	600,000	634,160
		9,034,023
Consumer Finance — 3.4%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	675,000	658,065
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,120,394
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,575,000	1,662,285
Azorra Finance Ltd., 7.25%, 1/15/31(1)	1,275,000	1,330,834
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,361,912
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	800,000	822,139
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	400,000	422,564
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	200,000	212,559
FirstCash, Inc., 4.625%, 9/1/28(1)	1,225,000	1,202,085
FirstCash, Inc., 5.625%, 1/1/30(1)	575,000	574,643
FirstCash, Inc., 6.875%, 3/1/32(1)	950,000	983,115
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	597,719
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,325,000	1,344,870
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	417,754
goeasy Ltd., 7.625%, 7/1/29(1)	1,225,000	1,242,352
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,294,487
goeasy Ltd., 6.875%, 2/15/31(1)	1,400,000	1,357,271
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	600,000	636,704
LFS Topco LLC, 8.75%, 7/15/30(1)	3,150,000	3,167,012
Navient Corp., 6.75%, 6/15/26	498,000	504,072
Navient Corp., 4.875%, 3/15/28	375,000	367,961
Navient Corp., 5.50%, 3/15/29	2,825,000	2,771,608
Navient Corp., 9.375%, 7/25/30	1,725,000	1,907,986
Navient Corp., 11.50%, 3/15/31	1,175,000	1,326,328
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,346,874
OneMain Finance Corp., 3.875%, 9/15/28	400,000	384,765
OneMain Finance Corp., 6.625%, 5/15/29	925,000	951,937
OneMain Finance Corp., 5.375%, 11/15/29	750,000	742,120

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
OneMain Finance Corp., 7.875%, 3/15/30	$3,550,000	$3,759,273
OneMain Finance Corp., 6.125%, 5/15/30	1,450,000	1,469,495
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	2,014,015
OneMain Finance Corp., 4.00%, 9/15/30	825,000	767,569
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	2,037,119
OneMain Finance Corp., 6.75%, 3/15/32	3,075,000	3,135,796
OneMain Finance Corp., 7.125%, 9/15/32	1,000,000	1,034,288
OneMain Finance Corp., 6.50%, 3/15/33	1,875,000	1,880,306
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,535,414
PRA Group, Inc., 8.875%, 1/31/30(1)	1,025,000	1,059,018
Rfna LP, 7.875%, 2/15/30(1)	2,700,000	2,753,310
SLM Corp., 3.125%, 11/2/26	2,225,000	2,181,602
SLM Corp., 6.50%, 1/31/30	325,000	338,934
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,201,054
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,325,000	1,409,110
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,275,000	3,328,949
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	1,015,920
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,875,000	1,829,125
		64,462,712
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,550,000	1,542,445
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	750,000	750,873
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	2,225,000	2,262,713
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	308,451
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,325,000	2,287,127
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	563,321
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,950,000	1,834,502
Kroger Co., 5.00%, 9/15/34	1,725,000	1,740,564
Kroger Co., 5.50%, 9/15/54	1,150,000	1,121,824
Kroger Co., 5.65%, 9/15/64	1,425,000	1,391,064
Rite Aid Corp., 11.32% PIK, (3-month SOFR plus 7.00%), 8/30/31(1)(3)(4)	74,345	5,483
Rite Aid Corp., 15.00% PIK, 8/30/31(3)(4)	221,314	2,490
Rite Aid Corp., 15.00% PIK, 8/30/31(3)(4)	161,111	1,813
United Natural Foods, Inc., 6.75%, 10/15/28(1)	700,000	702,114
		14,514,784
Containers and Packaging — 1.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,485,950	134,578
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	2,001,208
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	771,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	1,156,920
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	219,815
Ball Corp., 3.125%, 9/15/31	750,000	681,434
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	513,530
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	675,000	694,030
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	2,650,000	2,720,477
LABL, Inc., 5.875%, 11/1/28(1)	600,000	466,008
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	505,526
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	426,332
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,435,770
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	2,906,000	2,903,094
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,775,000	1,809,126
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	1,100,000	1,112,024

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Sealed Air Corp., 4.00%, 12/1/27(1)	$689,000	$676,754
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,890,948
Sealed Air Corp., 6.50%, 7/15/32(1)	475,000	492,346
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	725,000	761,662
TriMas Corp., 4.125%, 4/15/29(1)	1,275,000	1,237,086
Trivium Packaging Finance BV, 8.25%, 7/15/30(1)	1,900,000	2,028,438
Trivium Packaging Finance BV, 12.25%, 1/15/31(1)	2,250,000	2,437,393
		28,076,459
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	649,127
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,475,000	1,434,395
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,230,673
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	775,000	811,544
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	952,523
		5,078,262
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,408,000	1,404,529
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,250,000	1,185,348
Matthews International Corp., 8.625%, 10/1/27(1)	1,025,000	1,060,051
Service Corp. International, 4.00%, 5/15/31	2,825,000	2,665,497
Service Corp. International, 5.75%, 10/15/32	1,600,000	1,622,925
		7,938,350
Diversified REITs — 2.1%
Brandywine Operating Partnership LP, 6.125%, 1/15/31(2)	650,000	649,350
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,950,000	5,738,275
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,875,000	3,757,617
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,294,776
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	533,850
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	2,500,000	2,658,317
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,048,894
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,550,000	1,512,477
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,160,656
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	761,808
Prologis LP, 5.25%, 6/15/53	663,000	641,879
Prologis LP, 5.25%, 3/15/54	725,000	702,412
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	375,000	387,139
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	932,476
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,625,000	1,671,857
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 6/15/33(1)	725,000	747,160
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	600,000	594,433
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,528,221
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	3,169,000	2,872,257
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,225,131
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,750,000	2,585,055
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	3,550,000	3,393,719
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,053,729
XHR LP, 6.625%, 5/15/30(1)	750,000	771,542
		39,223,030
Diversified Telecommunication Services — 3.2%
Altice France Holding SA, 10.50%, 5/15/27(1)(3)(4)	3,175,000	1,151,502
Altice France Holding SA, 6.00%, 2/15/28(1)(3)(4)	4,050,000	1,466,876
Altice France SA, 8.125%, 2/1/27(1)(3)(4)	3,250,000	3,109,324

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Altice France SA, 5.50%, 1/15/28(1)(3)	$1,600,000	$1,416,000
Altice France SA, 5.125%, 1/15/29(1)(3)(4)	1,425,000	1,226,391
Altice France SA, 5.125%, 7/15/29(1)(3)	3,325,000	2,856,341
Altice France SA, 5.50%, 10/15/29(1)(3)	4,900,000	4,262,688
AT&T, Inc., 3.55%, 9/15/55	1,275,000	879,318
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	875,000	873,415
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	775,000	773,588
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	2,105,310
Embarq LLC, 8.00%, 6/1/36	1,740,000	871,079
Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,258,817
Fibercop SpA, 6.00%, 9/30/34(1)	1,709,000	1,637,498
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	425,000	425,056
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,146,970
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,931,363
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,135,398	2,159,715
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,950,000	1,974,644
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	525,000	548,867
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,150,000	1,213,355
Frontier North, Inc., 6.73%, 2/15/28	700,000	720,563
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975,000	928,123
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,325,000	1,245,476
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,900,000	1,795,690
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,100,000	943,171
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	1,746,000	1,604,138
Level 3 Financing, Inc., 3.875%, 10/15/30(1)	475,000	417,094
Level 3 Financing, Inc., 4.00%, 4/15/31(1)	525,000	453,999
Level 3 Financing, Inc., 6.875%, 6/30/33(1)	575,000	586,509
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,800,000	1,832,542
Lumen Technologies, Inc., 6.875%, 1/15/28	425,000	424,190
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,750,000	1,597,572
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	1,025,403	1,010,514
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,150,000	1,054,890
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	323,081
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	125,000	126,614
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,200,000	1,219,402
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	1,247,750
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	385,000
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	398,000
Windstream Services LLC, 7.50%, 10/15/33(1)(2)	550,000	550,195
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	4,425,000	4,587,182
Zayo Group Holdings, Inc., 7.125% Cash plus 1.875% PIK, 9/9/30(1)	726,679	689,436
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	2,529,420	2,425,082
		61,854,330
Electric Utilities — 2.5%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,711,626
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	800,000	867,802
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	875,000	918,826
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,350,000	1,384,629
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	1,600,000	1,663,984
Edison International, VRN, 7.875%, 6/15/54	1,025,000	1,045,903
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	575,000	580,357
NRG Energy, Inc., 5.75%, 1/15/28	175,000	175,503

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
NRG Energy, Inc., 5.25%, 6/15/29(1)	$1,767,000	$1,762,623
NRG Energy, Inc., 5.75%, 7/15/29(1)	2,695,000	2,711,699
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	980,881
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	599,472
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,425,000	3,480,917
NRG Energy, Inc., 7.00%, 3/15/33(1)	850,000	940,375
NRG Energy, Inc., 5.75%, 1/15/34(1)(2)	2,150,000	2,149,149
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,300,000	1,333,431
NRG Energy, Inc., 6.00%, 1/15/36(1)(2)	2,675,000	2,677,056
PG&E Corp., 5.00%, 7/1/28	2,250,000	2,230,884
PG&E Corp., VRN, 7.375%, 3/15/55	3,250,000	3,344,673
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,175,000	2,310,250
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	2,405,000	2,404,928
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	4,858,000	4,864,591
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	850,000	847,825
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,097,332
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,878,169
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	425,000	446,014
		48,408,899
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	3,700,000	3,653,302
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,161,788
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	1,471,000	1,573,451
Imola Merger Corp., 4.75%, 5/15/29(1)	7,065,000	6,877,774
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	700,000	718,529
Sensata Technologies BV, 4.00%, 4/15/29(1)	3,250,000	3,122,802
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	1,009,611
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	375,000	346,419
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	621,572
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,675,000	1,612,407
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,361,949
		23,059,604
Energy Equipment and Services — 2.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	315,000	315,246
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,425,000	2,430,136
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	1,112,805	1,108,096
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	741,748	743,641
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,250,000	1,257,769
Enerflex Ltd., 9.00%, 10/15/27(1)	1,440,000	1,471,213
Global Marine, Inc., 7.00%, 6/1/28	2,918,000	2,837,755
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,825,000	1,929,797
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,323,941
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	400,000	407,520
Nabors Industries Ltd., 7.50%, 1/15/28(1)	3,250,000	3,250,093
Nabors Industries, Inc., 9.125%, 1/31/30(1)	221,000	230,008
Nabors Industries, Inc., 8.875%, 8/15/31(1)	950,000	885,466
Nine Energy Service, Inc., 13.00%, 2/1/28	1,725,000	869,866
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,425,000	2,511,825
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,700,000	1,710,399
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	550,000	571,458
SESI LLC, 7.875%, 9/30/30(1)(2)	550,000	550,688
Star Holding LLC, 8.75%, 8/1/31(1)	1,000,000	993,454

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	$650,769	$669,886
Transocean International Ltd., 8.00%, 2/1/27(1)	1,875,000	1,873,828
Transocean International Ltd., 8.25%, 5/15/29(1)	1,300,000	1,282,705
Transocean International Ltd., 8.75%, 2/15/30(1)	449,062	472,834
Transocean International Ltd., 7.50%, 4/15/31	1,600,000	1,486,087
Transocean International Ltd., 8.50%, 5/15/31(1)	1,700,000	1,667,293
Transocean International Ltd., 7.875%, 10/15/32(1)(2)	525,000	525,000
Transocean International Ltd., 6.80%, 3/15/38	5,275,000	4,471,480
Transocean International Ltd., 9.35%, 12/15/41	1,125,000	1,060,695
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	213,750	214,179
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	809,524	831,625
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	1,800,000	1,857,643
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33(1)	1,125,000	1,130,007
Valaris Ltd., 8.375%, 4/30/30(1)	2,275,000	2,362,700
WBI Operating LLC, 6.25%, 10/15/30(1)(2)	1,175,000	1,175,000
Weatherford International Ltd., 8.625%, 4/30/30(1)	6,946,000	7,105,452
Weatherford International Ltd., 6.75%, 10/15/33(1)(2)	925,000	926,222
		54,511,007
Entertainment — 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	181,000
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,769,000	2,397,372
Cinemark USA, Inc., 5.25%, 7/15/28(1)	875,000	870,933
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	910,173
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,025,000	1,025,879
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,475,000	2,460,344
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	925,000	904,795
Muvico LLC, 9.00% Cash plus 6.00% PIK, 2/19/29(1)	2,675,000	2,903,325
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,025,000	1,861,046
Starz Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	205,227
Warnermedia Holdings, Inc., 4.05%, 3/15/29	1,475,000	1,424,607
Warnermedia Holdings, Inc., 4.05%, 3/15/29	175,000	163,625
Warnermedia Holdings, Inc., 5.05%, 3/15/42	6,000,000	4,793,670
Warnermedia Holdings, Inc., 5.14%, 3/15/52	989,000	738,041
		20,840,037
Financial Services — 2.4%
Block, Inc., 5.625%, 8/15/30(1)	1,400,000	1,419,471
Block, Inc., 6.50%, 5/15/32	1,250,000	1,294,739
Block, Inc., 6.00%, 8/15/33(1)	1,250,000	1,280,900
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,925,000	4,166,933
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	200,000	200,519
Burford Capital Global Finance LLC, 7.50%, 7/15/33(1)	675,000	687,724
ION Platform Finance U.S., Inc., 7.875%, 9/30/32(1)(2)	800,000	794,744
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,150,000	2,079,028
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,479,828
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,087,237
Jefferson Capital Holdings LLC, 8.25%, 5/15/30(1)	2,525,000	2,642,905
Kinetik Holdings LP, 6.625%, 12/15/28(1)	675,000	693,341
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,000,000	1,006,566
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,192,711
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	566,244
Mobius Merger Sub, Inc., 9.00%, 6/1/30(1)	250,000	209,721
NCR Atleos Corp., 9.50%, 4/1/29(1)	2,550,000	2,762,305

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	$1,050,000	$978,096
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,131,063
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,885,036
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	833,722
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,264,998
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	1,325,000	1,374,001
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,863,019
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	1,850,000	1,888,667
Rocket Cos., Inc., 6.375%, 8/1/33(1)	5,244,000	5,418,961
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	675,000	654,548
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	575,000	594,898
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	550,000	562,912
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,533,132
		45,547,969
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,100,000	1,067,178
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	550,000	498,172
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	468,881	498,065
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	800,000	835,198
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	900,000	898,730
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,450,000	1,465,415
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	1,175,000	1,271,458
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	421,000	458,805
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	375,803
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	3,425,000	3,607,905
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,375,000	1,321,881
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,371,622
Post Holdings, Inc., 5.50%, 12/15/29(1)	3,175,000	3,165,755
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	337,809
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	444,243
Post Holdings, Inc., 6.25%, 2/15/32(1)	600,000	617,597
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,575,000	1,512,297
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,057,699
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	890,963
U.S. Foods, Inc., 5.75%, 4/15/33(1)	825,000	831,383
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,275,000	1,278,463
		23,806,441
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,226,000	2,227,165
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	450,000	462,652
Excelerate Energy LP, 8.00%, 5/15/30(1)	1,900,000	2,023,963
		4,713,780
Ground Transportation — 1.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30(1)	2,900,000	3,006,720
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	650,000	649,478
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,425,000	1,382,155
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	850,000	829,585
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,600,000	1,674,858
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,850,000	1,882,175
Hertz Corp., 4.625%, 12/1/26(1)	1,125,000	1,107,952
Hertz Corp., 12.625%, 7/15/29(1)	550,000	583,598
Hertz Corp., 5.00%, 12/1/29(1)	425,000	339,442

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	$1,550,000	$1,519,109
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	324,289
United Rentals North America, Inc., 4.00%, 7/15/30	2,600,000	2,489,353
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	757,408
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,066,189
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,500,000	1,561,610
Vortex Opco LLC, 8.00%, 4/30/30(1)	1,222,650	125,322
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,325,000	2,408,503
XPO, Inc., 6.25%, 6/1/28(1)	725,000	740,122
XPO, Inc., 7.125%, 6/1/31(1)	375,000	392,804
XPO, Inc., 7.125%, 2/1/32(1)	1,500,000	1,578,897
		24,419,569
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,806,032
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,050,000	1,951,405
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,295,563
Insulet Corp., 6.50%, 4/1/33(1)	1,200,000	1,248,638
Medline Borrower LP, 5.25%, 10/1/29(1)	3,052,000	3,027,868
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,180,653
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,425,000	1,498,057
		14,008,216
Health Care Providers and Services — 3.1%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,300,000	1,290,149
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	950,000	935,808
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,190,173
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,185,000	1,739,085
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,550,000	1,125,624
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,250,000	2,037,486
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,728,000	1,495,512
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	2,300,000	2,438,798
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	2,050,000	2,102,787
CVS Health Corp., VRN, 6.75%, 12/10/54	600,000	620,307
CVS Health Corp., VRN, 7.00%, 3/10/55	2,100,000	2,208,030
DaVita, Inc., 4.625%, 6/1/30(1)	3,200,000	3,069,436
DaVita, Inc., 6.75%, 7/15/33(1)	575,000	593,422
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,869,635
IQVIA, Inc., 6.50%, 5/15/30(1)	775,000	801,639
IQVIA, Inc., 6.25%, 6/1/32(1)	1,125,000	1,158,065
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,120,280
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,175,000	1,296,503
LifePoint Health, Inc., 8.375%, 2/15/32(1)	750,000	799,979
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,575,000	1,655,654
ModivCare, Inc., 5.00%, 10/1/29(1)(3)	1,027,000	10,219
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,478,000	1,442,762
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	856,666
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	325,000	295,145
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	925,000	936,118
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,201,284	1,049,902
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,030,784	840,697
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	826,818	865,790
Owens & Minor, Inc., 4.50%, 3/31/29(1)	1,475,000	1,185,226
Owens & Minor, Inc., 6.625%, 4/1/30(1)	300,000	247,782

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Radiology Partners, Inc., 8.50%, 7/15/32(1)	$600,000	$621,652
Select Medical Corp., 6.25%, 12/1/32(1)	1,275,000	1,276,720
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	529,221
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,025,000	1,054,208
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	450,000	460,089
Tenet Healthcare Corp., 5.125%, 11/1/27	3,550,000	3,546,502
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	499,845
Tenet Healthcare Corp., 6.125%, 10/1/28	4,575,000	4,581,538
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,101,518
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	413,687
Tenet Healthcare Corp., 6.125%, 6/15/30	3,600,000	3,650,425
Tenet Healthcare Corp., 6.75%, 5/15/31	1,775,000	1,839,031
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,750,000	1,794,157
		59,647,272
Health Care REITs — 0.0%
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(5)	107,000	105,910
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	350,000	356,153
Diversified Healthcare Trust, 4.375%, 3/1/31	25,000	22,106
		484,169
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	7,582,000	7,526,446
Hotel & Resort REITs — 0.2%
Service Properties Trust, 4.75%, 10/1/26	1,450,000	1,453,625
Service Properties Trust, 4.95%, 2/15/27	475,000	473,571
Service Properties Trust, 5.50%, 12/15/27	550,000	540,328
Service Properties Trust, 0.00%, 9/30/28(1)(5)	225,000	198,546
Service Properties Trust, 8.375%, 6/15/29	225,000	228,652
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,102,748
Service Properties Trust, 4.375%, 2/15/30	600,000	510,524
		4,507,994
Hotels, Restaurants and Leisure — 7.1%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	675,000	664,207
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,279,759
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,125,000	5,778,744
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,061,669
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 7/1/32(1)	1,675,000	1,755,146
Boyd Gaming Corp., 4.75%, 12/1/27	575,000	572,778
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,271,000	3,155,979
Boyne USA, Inc., 4.75%, 5/15/29(1)	575,000	564,511
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	375,000	382,730
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)	675,000	665,270
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	2,651,000	2,536,637
Carnival Corp., 6.65%, 1/15/28	975,000	1,011,642
Carnival Corp., 5.125%, 5/1/29(1)(2)	1,075,000	1,075,000
Carnival Corp., 6.00%, 5/1/29(1)	5,475,000	5,560,224
Carnival Corp., 7.00%, 8/15/29(1)	725,000	763,853
Carnival Corp., 5.875%, 6/15/31(1)	1,850,000	1,896,959
Carnival Corp., 5.75%, 8/1/32(1)	3,700,000	3,770,034
Carnival Corp., 6.125%, 2/15/33(1)	2,825,000	2,897,506
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,725,000	1,723,767
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	345,583
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,260,000	1,259,727

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$2,500,000	$2,347,770
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,225,000	2,067,045
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,650,000	1,530,958
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	505,420
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,522,382
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,915,333
Hilton Domestic Operating Co., Inc., 5.75%, 9/15/33(1)	1,450,000	1,470,409
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,165,392
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,650,000	2,475,037
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,325,000	2,271,397
Life Time, Inc., 6.00%, 11/15/31(1)	3,075,000	3,126,180
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	641,904
Light & Wonder International, Inc., 6.25%, 10/1/33(1)	850,000	852,015
Lindblad Expeditions LLC, 7.00%, 9/15/30(1)	750,000	764,936
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	531,105
Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(1)	1,475,000	1,469,306
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	591,113
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,400,000	1,468,728
Melco Resorts Finance Ltd., 6.50%, 9/24/33(1)	1,400,000	1,404,606
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	474,426
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	500,000	500,944
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,225,000	1,223,001
MGM Resorts International, 5.50%, 4/15/27	389,000	391,782
MGM Resorts International, 6.50%, 4/15/32	2,025,000	2,064,323
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,175,000	1,143,005
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	250,000	259,946
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,175,000	1,151,192
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400,000	1,211,864
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,317,088
NCL Corp. Ltd., 6.75%, 2/1/32(1)	1,625,000	1,672,217
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,866,075
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,175,000	2,978,250
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,735,000	939,069
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	943,184
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	425,000	446,672
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	3,450,000	3,480,967
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,346,912
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,500,000	1,549,042
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,320,000	2,380,043
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,025,000	1,992,688
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.375%, 4/15/27	225,000	224,557
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,400,000	1,407,340
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	800,000	774,158
Station Casinos LLC, 4.50%, 2/15/28(1)	475,000	467,341
Station Casinos LLC, 4.625%, 12/1/31(1)	700,000	660,936
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,229,451
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,425,000	1,464,646
Travel & Leisure Co., 6.625%, 7/31/26(1)	1,025,000	1,033,267
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	578,751
Travel & Leisure Co., 6.125%, 9/1/33(1)	1,100,000	1,097,652
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,400,000	3,403,550
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,508,569

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Viking Cruises Ltd., 9.125%, 7/15/31(1)	$1,700,000	$1,825,893
Viking Cruises Ltd., 5.875%, 10/15/33(1)(2)	250,000	250,488
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,374,773
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,596,823
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/28(1)	75,000	73,267
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,375,000	1,374,476
Wynn Macau Ltd., 5.125%, 12/15/29(1)	2,550,000	2,503,845
Wynn Macau Ltd., 6.75%, 2/15/34(1)	2,550,000	2,586,775
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,514,093
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	700,000	754,020
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,346,432
Yum! Brands, Inc., 5.375%, 4/1/32	3,300,000	3,317,719
		135,544,273
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,875,000	5,103,930
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	670,908
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,753,106
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	725,000	731,874
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	425,113
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,473,127
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	875,000	887,752
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,359,290
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	375,522
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,247,689
Century Communities, Inc., 6.625%, 9/15/33(1)	650,000	656,178
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,505,622
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	775,000	780,340
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,207,235
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,448,875
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	475,000	487,382
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	700,000	718,114
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	17,160
KB Home, 7.25%, 7/15/30	800,000	825,954
KB Home, 4.00%, 6/15/31	1,775,000	1,668,248
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,250,000	1,313,056
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	639,376
LGI Homes, Inc., 7.00%, 11/15/32(1)	750,000	733,125
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,280,072
New Home Co., Inc., 9.25%, 10/1/29(1)	850,000	893,591
Newell Brands, Inc., 6.375%, 9/15/27	800,000	813,409
Newell Brands, Inc., 8.50%, 6/1/28(1)	1,175,000	1,245,777
Newell Brands, Inc., 6.625%, 9/15/29	900,000	906,826
Newell Brands, Inc., 6.375%, 5/15/30	750,000	744,971
Newell Brands, Inc., 6.625%, 5/15/32	575,000	568,910
Newell Brands, Inc., 6.875%, 4/1/36	2,175,000	2,167,400
Newell Brands, Inc., 7.00%, 4/1/46	625,000	551,695
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,025,000	1,012,821
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	1,775,000	1,742,544
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	408,479
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	664,947
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,182,944
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	370,500

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	$525,000	$532,773
TopBuild Corp., 4.125%, 2/15/32(1)	950,000	891,295
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	699,853
Whirlpool Corp., 6.125%, 6/15/30	875,000	882,632
Whirlpool Corp., 5.50%, 3/1/33	375,000	355,247
Whirlpool Corp., 6.50%, 6/15/33	675,000	674,235
Whirlpool Corp., 5.15%, 3/1/43	1,300,000	1,088,000
Whirlpool Corp., 4.50%, 6/1/46	743,000	567,745
Whirlpool Corp., 4.60%, 5/15/50	300,000	224,596
		47,500,238
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	200,000	190,265
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	840,858
		1,031,123
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., VRN, 7.60%, 1/15/55	1,315,000	1,365,077
AES Corp., VRN, 6.95%, 7/15/55	500,000	491,938
Calpine Corp., 4.50%, 2/15/28(1)	50,000	49,822
Calpine Corp., 5.125%, 3/15/28(1)	2,825,000	2,828,531
Calpine Corp., 4.625%, 2/1/29(1)	575,000	569,801
Calpine Corp., 5.00%, 2/1/31(1)	3,275,000	3,267,475
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,569,144
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	280,000	278,188
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,129,000	1,092,077
TransAlta Corp., 7.75%, 11/15/29	500,000	520,271
		13,032,324
Industrial Conglomerates — 0.0%
Stena International SA, 7.25%, 1/15/31(1)	550,000	561,217
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,376,231
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,050,000	1,976,771
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,576,011
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	557,422
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,449,945
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32(1)	200,000	206,101
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	307,105
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,108,759
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	375,000	385,778
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,749,454
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,925,000	1,999,834
Genworth Holdings, Inc., VRN, 6.48%, (3-month SOFR plus 2.26%), 11/15/66	250,000	213,493
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	624,881
HUB International Ltd., 7.25%, 6/15/30(1)	1,000,000	1,043,670
MBIA Insurance Corp., VRN, 15.84%, 1/15/33(1)(3)(4)	125,000	1,562
Nassau Cos., of New York, 7.875%, 7/15/30(1)	875,000	894,390
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,743,370
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,425,000	1,442,016
		21,656,793
Interactive Media and Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,400,000	1,373,135
Snap, Inc., 6.875%, 3/1/33(1)	4,825,000	4,936,958
		6,310,093

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
IT Services — 0.5%
ASGN, Inc., 4.625%, 5/15/28(1)	$2,358,000	$2,316,749
CoreWeave, Inc., 9.25%, 6/1/30(1)	2,225,000	2,300,659
CoreWeave, Inc., 9.00%, 2/1/31(1)	3,950,000	4,053,209
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	725,000	431,039
Twilio, Inc., 3.875%, 3/15/31	1,000,000	940,967
		10,042,623
Leisure Products — 0.1%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	1,958,125
Mattel, Inc., 5.45%, 11/1/41	525,000	483,959
		2,442,084
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	725,000	709,726
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	425,000	402,845
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	1,150,000	1,071,859
		2,184,430
Machinery — 0.5%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	225,000	223,638
Allison Transmission, Inc., 5.875%, 6/1/29(1)	125,000	126,135
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,175,000	1,086,460
Hillenbrand, Inc., 3.75%, 3/1/31	50,000	47,169
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,275,000	1,334,212
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	2,059,000	2,159,074
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,075,000	1,129,247
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,119,222
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,075,000	2,147,673
		10,372,830
Media — 8.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	400,000	344,653
Altice Financing SA, 9.625%, 7/15/27(1)	1,400,000	1,261,232
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	1,945,875
AMC Networks, Inc., 10.25%, 1/15/29(1)	600,000	632,775
AMC Networks, Inc., 4.25%, 2/15/29	259,000	225,570
AMC Networks, Inc., 10.50%, 7/15/32(1)	1,050,000	1,111,320
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	588,000	584,519
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	1,200,000	1,192,904
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,225,000	4,286,520
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,008,000	929,231
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,075,000	1,109,841
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	8,875,000	8,214,849
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	4,250,000	3,870,438
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	5,700,000	5,071,209
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	6,250,000	5,407,425
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	150,000	148,268
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,930,000	3,926,351
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,275,000	1,239,731
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,200,000	1,260,901
CSC Holdings LLC, 5.50%, 4/15/27(1)	3,575,000	3,396,226
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,450,000	1,272,650
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	870,074
CSC Holdings LLC, 11.25%, 5/15/28(1)	2,400,000	2,223,667
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,425,000	3,723,943

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
CSC Holdings LLC, 6.50%, 2/1/29(1)	$2,975,000	$2,201,397
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	782,152
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	721,232
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,007,783
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	645,725
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,775,000	1,806,914
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,257,953
Directv Financing LLC, 8.875%, 2/1/30(1)	1,875,000	1,854,321
Directv Financing LLC, 8.875%, 2/1/30(1)	744,000	738,494
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	769,000	768,718
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	7,384,000	7,378,698
Discovery Communications LLC, 3.95%, 3/20/28	575,000	561,824
Discovery Communications LLC, 4.125%, 5/15/29	3,450,000	3,323,816
Discovery Communications LLC, 3.625%, 5/15/30	2,350,000	2,173,881
Discovery Communications LLC, 5.00%, 9/20/37	475,000	407,887
Discovery Communications LLC, 6.35%, 6/1/40	250,000	230,668
DISH DBS Corp., 7.75%, 7/1/26	1,845,000	1,829,910
DISH DBS Corp., 5.25%, 12/1/26(1)	2,950,000	2,901,131
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	1,130,063
DISH DBS Corp., 5.75%, 12/1/28(1)	3,400,000	3,262,266
DISH DBS Corp., 5.125%, 6/1/29	1,900,000	1,626,428
DISH Network Corp., 11.75%, 11/15/27(1)	4,650,000	4,924,708
EchoStar Corp., 10.75%, 11/30/29	6,725,000	7,403,889
EchoStar Corp., 6.75% PIK, 11/30/30	4,084,578	4,214,161
Gray Media, Inc., 4.75%, 10/15/30(1)	1,577,000	1,212,319
Gray Media, Inc., 5.375%, 11/15/31(1)	3,217,000	2,418,806
Gray Media, Inc., 9.625%, 7/15/32(1)	700,000	715,759
Gray Media, Inc., 7.25%, 8/15/33(1)	850,000	842,841
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	1,625,000	1,412,734
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	1,948,813	1,760,044
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	2,270,000	1,544,727
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	1,414,000	1,175,662
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	549,200	431,545
Lamar Media Corp., 4.00%, 2/15/30	775,000	742,641
Lamar Media Corp., 5.375%, 11/1/33(1)	775,000	770,268
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200,000	119,922
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	550,000	305,740
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	105,000
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,299,581
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	675,879
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	979,975
News Corp., 5.125%, 2/15/32(1)	1,100,000	1,094,195
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	3,825,000	3,808,838
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,733,000	1,665,961
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,803,649
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	440,441
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,375,000	1,376,444
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	234,781
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	750,000	536,250
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	814,420
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,525,000	1,518,912
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,775,000	1,716,601

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	$1,150,000	$1,151,185
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	225,000	211,185
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	2,875,000	2,607,358
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,350,000	3,193,790
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	997,820
TEGNA, Inc., 4.625%, 3/15/28	600,000	590,641
TEGNA, Inc., 5.00%, 9/15/29	625,000	622,274
Univision Communications, Inc., 8.00%, 8/15/28(1)	450,000	466,652
Univision Communications, Inc., 4.50%, 5/1/29(1)	2,900,000	2,737,780
Univision Communications, Inc., 7.375%, 6/30/30(1)	825,000	829,641
Univision Communications, Inc., 8.50%, 7/31/31(1)	1,850,000	1,911,923
Univision Communications, Inc., 9.375%, 8/1/32(1)	2,350,000	2,506,291
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,250,000	2,091,786
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	900,000	882,373
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	679,060
		160,407,885
Metals and Mining — 2.5%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	269,055
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,682,618
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,193,000	1,017,713
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	230,302
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	282,146
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	1,525,000	1,616,572
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	1,420,000	1,578,865
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,230,131
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,546,856
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	412,356
Century Aluminum Co., 6.875%, 8/1/32(1)	850,000	882,002
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	625,000	653,914
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,625,000	1,657,372
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,350,000	1,373,159
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	936,830
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	600,000	618,856
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	1,440,000	1,456,150
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	1,450,000	1,481,421
Commercial Metals Co., 4.125%, 1/15/30	775,000	744,203
Commercial Metals Co., 4.375%, 3/15/32	775,000	732,021
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	825,000	862,972
Constellium SE, 6.375%, 8/15/32(1)	750,000	767,245
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,559,233
First Quantum Minerals Ltd., 7.25%, 2/15/34(1)	1,125,000	1,163,945
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	725,000	743,585
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	3,150,000	3,009,612
Fortescue Treasury Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,386,704
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	947,719
IAMGOLD Corp., 5.75%, 10/15/28(1)	675,000	674,743
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	400,000	430,629
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,441,000	1,426,059
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	1,328,000	1,252,690
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,225,000	1,225,724
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	892,622
Mineral Resources Ltd., 9.25%, 10/1/28(1)	300,000	314,718

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Mineral Resources Ltd., 8.50%, 5/1/30(1)	$1,392,000	$1,449,058
Mineral Resources Ltd., 7.00%, 4/1/31(1)(2)	700,000	709,496
Novelis Corp., 4.75%, 1/30/30(1)	1,225,000	1,182,729
Novelis Corp., 6.875%, 1/30/30(1)	825,000	856,188
Novelis Corp., 3.875%, 8/15/31(1)	525,000	479,072
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,175,000	1,142,682
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,308,000	1,386,995
TMS International Corp., 6.25%, 4/15/29(1)	725,000	703,668
		47,970,630
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,075,000	2,027,381
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	554,362
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.375%, 9/30/30(1)(2)	350,000	350,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	843,182
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	681,957
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,125,499
Rithm Capital Corp., 8.00%, 7/15/30(1)	1,075,000	1,101,450
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	2,300,000	2,336,821
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	983,381
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)	222,000	229,874
		11,233,907
Oil, Gas and Consumable Fuels — 10.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,300,000	1,356,733
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	747,802
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	925,000	953,487
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,599,103
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	536,152
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 7/15/33(1)	800,000	813,997
Baytex Energy Corp., 8.50%, 4/30/30(1)	1,700,000	1,749,213
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,375,000	1,426,840
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	420,966
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,607,524
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	571,678
Buckeye Partners LP, 5.85%, 11/15/43	825,000	773,420
California Resources Corp., 8.25%, 6/15/29(1)	1,025,000	1,069,726
Caturus Energy LLC, 8.50%, 2/15/30(1)	500,000	520,984
Chord Energy Corp., 6.00%, 10/1/30(1)	475,000	471,990
Chord Energy Corp., 6.75%, 3/15/33(1)	300,000	304,144
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,550,000	1,551,067
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,100,000	2,187,553
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,850,000	2,838,349
Civitas Resources, Inc., 8.375%, 7/1/28(1)	975,000	1,011,854
Civitas Resources, Inc., 8.625%, 11/1/30(1)	2,950,000	3,057,452
Civitas Resources, Inc., 8.75%, 7/1/31(1)	2,112,000	2,166,407
Civitas Resources, Inc., 9.625%, 6/15/33(1)	3,275,000	3,461,698
CNX Resources Corp., 6.00%, 1/15/29(1)	1,150,000	1,151,305
CNX Resources Corp., 7.375%, 1/15/31(1)	800,000	825,386
CNX Resources Corp., 7.25%, 3/1/32(1)	625,000	648,861
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,633,000	1,631,468
Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	99,476
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,840,000	2,737,335
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,350,000	4,312,413

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	$1,025,000	$1,018,623
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	875,000	852,656
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	940,000	953,223
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,375,000	1,381,376
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,575,000	3,730,691
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	1,725,000	1,755,457
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,025,000	1,064,813
Energy Transfer LP, VRN, 6.50%, 2/15/56	1,775,000	1,768,420
Energy Transfer LP, VRN, 6.75%, 2/15/56	1,200,000	1,199,055
EQT Corp., 4.50%, 1/15/29	878,000	878,405
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,104,167
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	604,685
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,191,848
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,900,000	1,983,132
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,407,477
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	900,000	923,182
Golar LNG Ltd., 7.50%, 10/2/30(1)(2)	950,000	941,968
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	642,152
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,925,000	1,947,197
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,375,000	1,409,128
Hess Midstream Operations LP, 5.875%, 3/1/28(1)	25,000	25,500
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,644,425
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	851,371
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	621,000	602,415
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,596,000	1,608,736
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	600,000	601,921
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	900,000	887,803
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,650,000	1,595,237
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	912,037
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,700,000	1,786,637
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	750,000	733,471
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,647,948
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,625,000	1,611,994
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	694,310
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,700,000	1,745,849
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,825,000	3,006,704
Matador Resources Co., 6.875%, 4/15/28(1)	875,000	893,593
Matador Resources Co., 6.50%, 4/15/32(1)	1,450,000	1,464,890
Matador Resources Co., 6.25%, 4/15/33(1)	2,850,000	2,870,517
MEG Energy Corp., 5.875%, 2/1/29(1)	890,000	890,627
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	1,000,000	980,638
Murphy Oil Corp., 6.00%, 10/1/32	1,030,000	1,016,864
Murray Energy Corp., 12.00%, 4/15/24(1)(4)(6)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	1,000,000	252,015
NFE Financing LLC, 12.00%, 11/15/29(1)	4,250,000	1,253,750
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,088,420
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	950,000	974,278
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	3,250,000	3,307,099
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,150,000	1,189,497
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)(2)	1,750,000	1,744,169
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,575,000	1,611,659
NuStar Logistics LP, 5.625%, 4/28/27	1,225,000	1,233,405

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
NuStar Logistics LP, 6.375%, 10/1/30	$1,850,000	$1,917,264
ONEOK, Inc., 5.60%, 4/1/44	1,200,000	1,138,760
ONEOK, Inc., 5.05%, 4/1/45	300,000	266,863
ONEOK, Inc., 5.45%, 6/1/47	1,325,000	1,223,662
Parkland Corp., 4.50%, 10/1/29(1)	4,425,000	4,312,703
Parkland Corp., 4.625%, 5/1/30(1)	1,325,000	1,289,076
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	3,699,000	3,679,358
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,025,000	1,012,894
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	1,000,000	1,016,257
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,556,000	1,564,132
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,328,352
Range Resources Corp., 8.25%, 1/15/29	845,000	865,467
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	694,878
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	630,238
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,441,873
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	10,000	10,368
SM Energy Co., 6.50%, 7/15/28	1,300,000	1,309,416
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,256,966
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55	850,000	903,196
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	1,075,000	1,123,982
Sunoco LP, 7.00%, 5/1/29(1)	350,000	362,648
Sunoco LP, 5.625%, 3/15/31(1)	1,050,000	1,042,910
Sunoco LP, 6.25%, 7/1/33(1)	1,550,000	1,578,779
Sunoco LP, 5.875%, 3/15/34(1)	1,150,000	1,140,762
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,375,000	1,375,452
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,160,621
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,675,000	1,614,042
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,300,000	1,339,764
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	840,029
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,150,492
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	776,072
Talos Production, Inc., 9.375%, 2/1/31(1)	2,485,000	2,590,168
Targa Resources Corp., 4.95%, 4/15/52	600,000	514,166
Targa Resources Corp., 6.50%, 2/15/53	600,000	632,108
Targa Resources Corp., 6.125%, 5/15/55	800,000	805,053
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,350,000	1,333,191
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	1,100,000	1,147,108
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,600,000	1,669,712
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,605,689
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,549,000	1,604,408
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,400,000	3,749,010
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	1,500,000	1,576,013
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	2,200,000	2,396,566
Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(1)	900,000	995,072
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	5,625,000	5,924,713
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	500,000	564,667
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	3,675,000	3,905,797
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,300,000	1,269,962
Vermilion Energy, Inc., 7.25%, 2/15/33(1)	350,000	331,067
Vital Energy, Inc., 7.75%, 7/31/29(1)	1,400,000	1,387,547
Vital Energy, Inc., 9.75%, 10/15/30	775,000	809,761
Vital Energy, Inc., 7.875%, 4/15/32(1)	1,545,000	1,500,847

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Western Midstream Operating LP, 5.45%, 4/1/44	$300,000	$272,234
Western Midstream Operating LP, 5.30%, 3/1/48	270,000	235,148
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	267,340
		190,544,494
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,138,000	981,859
Magnera Corp., 4.75%, 11/15/29(1)	471,000	417,397
Magnera Corp., 7.25%, 11/15/31(1)	275,000	258,978
Mercer International, Inc., 12.875%, 10/1/28(1)	375,000	341,740
Mercer International, Inc., 5.125%, 2/1/29	900,000	664,178
		2,664,152
Passenger Airlines — 1.0%
Allegiant Travel Co., 7.25%, 8/15/27(1)	775,000	785,298
American Airlines, Inc., 7.25%, 2/15/28(1)	1,750,000	1,794,257
American Airlines, Inc., 8.50%, 5/15/29(1)	2,475,000	2,583,351
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	756,250	757,226
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,725,000	4,746,619
CHC Group LLC, 11.75%, 9/1/30(1)	1,100,000	1,085,673
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	4,621,000	4,690,902
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,119,827
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00% Cash plus 4.00% PIK, 3/12/30(1)(3)	719,628	306,288
United Airlines, Inc., 4.625%, 4/15/29(1)	1,275,000	1,256,441
		19,125,882
Personal Care Products — 0.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	3,049,728
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 4/15/32(1)	7,225,000	7,411,709
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	825,000	854,256
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,462,511
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,488,000	2,220,080
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,350,000	1,159,758
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	700,000	627,113
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	2,625,000	2,732,465
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	390,863
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,075,000	850,801
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,225,000	864,752
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	301,032
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	360,665
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	429,648
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,275,000	2,199,885
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,075,000	2,696,295
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	600,000	576,082
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	556,591
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	770,677	798,398
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32(1)	700,000	680,750
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	625,000	629,709
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	794,186
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	1,037,053
		30,634,602
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,065,140
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	2,325,000	2,194,821

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
AMN Healthcare, Inc., 6.50%, 1/15/31(1)(2)	$550,000	$552,043
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	1,700,000	1,767,375
Science Applications International Corp., 5.875%, 11/1/33(1)	125,000	125,117
		5,704,496
Real Estate Management and Development — 1.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,093,000	2,019,431
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	900,000	840,917
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	3,793,600	3,842,186
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	1,000,000	1,092,193
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	1,250,000	1,314,840
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	807,909
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	640,867
Five Point Operating Co. LP, 8.00%, 10/1/30(1)	1,250,000	1,269,245
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,338,412
Howard Hughes Corp., 5.375%, 8/1/28(1)	2,800,000	2,791,214
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,625,000	1,560,215
Kennedy-Wilson, Inc., 4.75%, 2/1/30	2,025,000	1,892,626
		19,410,055
Semiconductors and Semiconductor Equipment — 0.4%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	448,000	449,317
Amkor Technology, Inc., 5.875%, 10/1/33(1)	400,000	404,573
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	484,687
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	1,800,000	1,838,041
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	875,000	900,510
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,797,759
Synaptics, Inc., 4.00%, 6/15/29(1)	1,138,000	1,090,241
		6,965,128
Software — 2.9%
Camelot Finance SA, 4.50%, 11/1/26(1)	179,000	178,498
Castle U.S. Holding Corp., 10.00%, 6/30/31(1)	2,161,000	378,175
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	996,000	878,976
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	940,000	812,917
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,700,000	7,777,926
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	10,200,000	10,591,082
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	550,000	584,022
Elastic NV, 4.125%, 7/15/29(1)	1,300,000	1,249,415
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	1,075,000	1,094,799
Gen Digital, Inc., 6.75%, 9/30/27(1)	975,000	990,816
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,975,000	2,035,949
Gen Digital, Inc., 6.25%, 4/1/33(1)	350,000	358,183
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	407,969
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	500,000	485,244
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, 5/1/29(1)	1,000,000	1,037,642
Open Text Corp., 3.875%, 2/15/28(1)	1,225,000	1,192,607
Open Text Corp., 3.875%, 12/1/29(1)	1,875,000	1,774,613
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,900,000	1,802,239
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,025,000	2,800,302
Pagaya U.S. Holdings Co. LLC, 8.875%, 8/1/30(1)	650,000	606,865
Rocket Software, Inc., 9.00%, 11/28/28(1)	2,375,000	2,451,777
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	511,917
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,945,000	3,942,327
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	4,125,000	4,269,281

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Synopsys, Inc., 5.70%, 4/1/55	$1,250,000	$1,262,433
UKG, Inc., 6.875%, 2/1/31(1)	3,175,000	3,278,473
X.AI LLC/X.AI Co. Issuer Corp., 12.50%, 6/30/30 (Acquired 7/10/25 - 9/15/25, Cost $2,689,871) (7)	2,696,000	2,834,030
		55,588,477
Specialized REITs — 0.8%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,347,796
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,044,407
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,200,000	4,156,369
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,650,000	2,532,051
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,888,415
Millrose Properties, Inc., 6.375%, 8/1/30(1)	2,350,000	2,391,736
Millrose Properties, Inc., 6.25%, 9/15/32(1)	1,025,000	1,028,320
		15,389,094
Specialty Retail — 2.5%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	1,100,000	1,132,569
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,975,000	2,038,210
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	637,616
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	801,333
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	336,347
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,625,000	1,663,556
Bath & Body Works, Inc., 6.75%, 7/1/36	1,950,000	2,009,479
Carvana Co., 9.00%, 6/1/30(1)	871,500	912,423
Carvana Co., 9.00%, 6/1/31(1)	2,080,526	2,357,169
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	2,825,000	2,798,640
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,259,959
Gap, Inc., 3.625%, 10/1/29(1)	1,125,000	1,054,025
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,640,222
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	1,000,000	1,055,860
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,266,000	1,232,160
LBM Acquisition LLC, 6.25%, 1/15/29(1)	2,975,000	2,756,590
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,511,137
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,604,897
Lithia Motors, Inc., 5.50%, 10/1/30(1)	400,000	399,798
Michaels Cos., Inc., 5.25%, 5/1/28(1)	1,350,000	1,249,302
Michaels Cos., Inc., 7.875%, 5/1/29(1)	800,000	672,000
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	1,012,121
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	395,874
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	590,953
Park River Holdings, Inc., 6.75%, 8/1/29(1)	575,000	569,994
Park River Holdings, Inc., 8.00%, 3/15/31(1)(2)	775,000	785,338
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,075,000	1,079,285
PetSmart LLC/PetSmart Finance Corp., 10.00%, 9/15/33(1)	2,650,000	2,680,895
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	894,152
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	475,000	454,559
Staples, Inc., 10.75%, 9/1/29(1)	2,500,000	2,484,424
Staples, Inc., 12.75%, 1/15/30(1)	2,681,296	2,165,942
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	875,000	833,118
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	975,000	941,428
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,000,000	997,940
		48,009,315
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	750,000	793,023

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	$425,000	$406,738
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,331,313
NCR Voyix Corp., 5.125%, 4/15/29(1)	754,000	742,773
Seagate Data Storage Technology Pte. Ltd., 4.09%, 6/1/29(1)	450,000	436,468
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30(1)	1,400,000	1,427,882
Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/31(1)	1,760,000	1,633,607
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	2,145,000	2,431,476
Xerox Holdings Corp., 5.50%, 8/15/28(1)	725,000	427,762
Xerox Holdings Corp., 8.875%, 11/30/29(1)	200,000	109,050
Xerox Issuer Corp., 13.50%, 4/15/31(1)	675,000	654,125
		10,394,217
Textiles, Apparel and Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)	3,050,000	3,297,544
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	887,764
Crocs, Inc., 4.125%, 8/15/31(1)	1,325,000	1,215,757
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 12/30/25(1)	933,750	616,275
S&S Holdings LLC, 8.375%, 10/1/31(1)	975,000	956,713
VF Corp., 6.00%, 10/15/33	750,000	722,987
		7,697,040
Trading Companies and Distributors — 0.7%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	975,000	910,956
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,900,000	1,927,049
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	1,275,000	1,276,325
FTAI Aviation Investors LLC, 7.875%, 12/1/30(1)	350,000	372,233
FTAI Aviation Investors LLC, 7.00%, 5/1/31(1)	2,200,000	2,303,341
FTAI Aviation Investors LLC, 7.00%, 6/15/32(1)	2,925,000	3,063,636
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,913,646
Herc Holdings, Inc., 6.625%, 6/15/29(1)	575,000	591,245
QXO Building Products, Inc., 6.75%, 4/30/32(1)	1,125,000	1,167,633
		13,526,064
Transportation Infrastructure — 0.1%
Beacon Mobility Corp., 7.25%, 8/1/30(1)	675,000	702,273
Seaspan Corp., 5.50%, 8/1/29(1)	1,175,000	1,134,010
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	753,844
		2,590,127
Water Utilities — 0.1%
Aris Water Holdings LLC, 7.25%, 4/1/30(1)	1,200,000	1,267,828
Wireless Telecommunication Services — 0.7%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,200,000	1,256,361
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	174,996	5,250
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	2,000,000	2,057,737
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	325,000	339,300
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	650,000	689,374
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	2,350,000	2,180,496
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	3,300,000	3,108,175
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	800,000	841,510
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,575,000	1,666,083
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,439,000	1,534,449
		13,729,907
TOTAL CORPORATE BONDS (Cost $1,831,284,189)		1,834,204,220

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
BANK LOAN OBLIGATIONS(8) — 1.5%
Building Products — 0.0%
CP Atlas Buyer, Inc., 2025 Term Loan, 9.41%, (1-month SOFR plus 5.25%), 7/8/30	$750,000	$736,875
Chemicals — 0.0%
Polar U.S. Borrower LLC, 2024 Term Loan B1B, 9.16% Cash plus 0.75% PIK, 10/16/28	1,128,364	169,255
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 6.41%, (1-month SOFR plus 2.25%), 2/10/32	1,492,500	1,493,261
Diversified Telecommunication Services — 0.0%
Windstream Services LLC, 2024 Term Loan B, 9.01%, (1-month SOFR plus 4.75%), 10/1/31	475,000	475,594
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.65%, (3-month SOFR plus 5.50%), 2/10/27	819,409	587,516
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 11.69%, (3-month SOFR plus 7.50%), 12/13/28	2,860,893	2,887,127
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 10.25%, (3-month SOFR plus 6.25%), 4/30/30	280,800	283,468
Health Care Providers and Services — 0.0%
MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 8.06%, (3-month SOFR plus 3.75%), 12/31/30	338,295	338,295
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 6.25%, (3-month SOFR plus 2.25%), 8/18/31	1,113,750	1,114,240
IT Services — 0.6%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.41%, (1-month SOFR plus 2.25%), 9/29/31	1,539,048	1,540,733
Twitter, Inc., 2025 Fixed Term Loan, 9.50%, 10/26/29	8,850,000	8,889,958
Vericast Corp., 2024 Extended Term Loan, 11.62%, (6-month SOFR plus 7.75%), 6/15/30	968,206	942,384
		11,373,075
Media — 0.1%
iHeartCommunications, Inc., 2024 Term Loan, 5/1/29(9)	2,250,000	1,971,562
Univision Communications, Inc., 2022 First Lien Term Loan B, 8.25%, (3-month SOFR plus 4.25%), 6/24/29	72,562	72,733
		2,044,295
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 8.45%, (3-month SOFR plus 4.25%), 11/4/31	1,443,524	1,434,141
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 7.25%, (3-month SOFR plus 3.25%), 2/14/31	2,115,405	2,120,513
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 10.41%, (1-month SOFR plus 6.25%), 10/8/30	798,000	788,272
Paradigm Parent LLC, 1st Lien Term Loan, 8.82%, (3-month SOFR plus 4.50%), 4/16/32	2,000,000	1,799,690
		2,587,962
Textiles, Apparel and Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 7.31%, (3-month SOFR plus 3.25%), 9/12/32	975,000	980,894
TOTAL BANK LOAN OBLIGATIONS (Cost $29,405,504)		28,626,511
PREFERRED SECURITIES — 1.0%
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 7.56%	1,025,000	1,031,675
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,658,337
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	400,000	464,089
NRG Energy, Inc., 10.25%(1)	2,025,000	2,213,671
		2,677,760
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 7.00%(1)	3,435,000	3,489,960
Vistra Corp., 8.00%(1)	3,034,000	3,105,642
		6,595,602

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 0.3%
Plains All American Pipeline LP, 8.58%	1,125,000	$1,128,408
Sunoco LP, 7.875%(1)	4,150,000	4,217,873
		5,346,281
Software — 0.1%
Strategy, Inc., 10.00%	20,800	1,637,168
TOTAL PREFERRED SECURITIES (Cost $18,043,506)		18,946,823
COMMON STOCKS — 0.3%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(4)(7)	1,684	20,629
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(4)(7)	15,661	157
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	14,289	110,740
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp. (Acquired 9/4/24, Cost $77,100)(4)(7)	1,028	519
Diversified Telecommunication Services — 0.0%
Intelsat SA(4)	32,375	11,331
SES SA	32,375	445,156
		456,487
Financial Services — 0.0%
XBP Global Holdings, Inc.(4)	207,484	167,440
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B(4)	364	56,420
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(4)(7)	1,080	63,180
IT Services — 0.2%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(4)(7)	2,222	19,531
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445)(4)(7)	235,339	2,068,630
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979)(4)(7)	150,179	1,320,074
		3,408,235
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(4)(7)	11,932	119
Media — 0.0%
Audacy, Inc. (Acquired 10/1/24, Cost $15,056)(4)(7)	941	14,350
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(4)(7)	7,517	180,878
		195,228
Metals and Mining — 0.0%
Petra Diamonds Ltd.(4)	108,200	27,427
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc.(4)	27,834	10,577
Pharmaceuticals — 0.1%
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(4)(7)	8,683	862,873
Mallinckrodt PLC (Acquired 8/1/25, Cost $1,314,398)(4)(7)	14,365	1,427,522
		2,290,395
TOTAL COMMON STOCKS (Cost $15,428,994)		6,807,553
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 9.625% (Cost $1,000,000)	1,000,000	1,137,072

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 0.0%
Diversified Telecommunication Services — 0.0%
Uniti Group, Inc., 7.50%, 12/1/27	$475,000	$514,392
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30	100,000	9,250
TOTAL CONVERTIBLE BONDS (Cost $584,332)		523,642
ESCROW INTERESTS(10) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(4)	250,000	4,125
Chemicals — 0.0%
PTT Global Chemical PCL(4)	4,425,000	2,213
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(4)	205,706	21
Rite Aid Corp.(4)	70,050	38
Rite Aid Corp.(4)	1,131,000	113
		172
Electric Utilities — 0.0%
GenOn Energy, Inc.(4)	450,000	—
RRI Energy, Inc.(4)	75,000	—
		—
Ground Transportation — 0.0%
Hertz Corp.(4)	1,075,000	172,000
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(4)	950,000	5,700
Parkland Corp.(4)	1,325,000	663
Parkland Corp.(4)	750,000	375
Sanchez Energy Corp.(4)	3,990,000	11,371
Sanchez Energy Corp.(4)	2,225,000	6,341
		24,450
Paper and Forest Products — 0.0%
Appvion(4)	200,000	—
Pharmaceuticals — 0.0%
Endo GUC Trust(4)	421,757	4,218
Endo Luxembourg Finance SARL(4)	1,350,000	135
Par Pharmaceutical, Inc.(4)	3,281,000	328
		4,681
TOTAL ESCROW INTERESTS (Cost $5,442,992)		207,641
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	24,966	29,043
Health Care Providers and Services — 0.0%
Air Methods Corp.(4)	6,000	26,297
Air Methods Corp.(4)	2,842	5,413
		31,710
Media — 0.0%
Audacy Capital Corp.(4)	190	7
Audacy Capital Corp.(4)	1,140	44
		51
TOTAL WARRANTS (Cost $—)		60,804

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,977,877)	14,977,877	$14,977,877
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,916,167,394)		1,905,492,143
OTHER ASSETS AND LIABILITIES — 0.3%		5,471,867
TOTAL NET ASSETS — 100.0%		$1,910,964,010

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,562,587,100, which represented 81.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Maturity is in default.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,812,492, which represented 0.5% of total net assets.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,834,204,220	—
Bank Loan Obligations	—	28,626,511	—
Preferred Securities	$1,637,168	17,309,655	—
Common Stocks	205,444	6,602,109	—
Convertible Preferred Securities	—	1,137,072	—
Convertible Bonds	—	523,642	—
Escrow Interests	—	207,641	—
Warrants	—	60,804	—
Short-Term Investments	14,977,877	—	—
	$16,820,489	$1,888,671,654	—

See Notes to Financial Statements.

Schedule of Investments - High-Yield Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 96.9%
Aerospace and Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	$79,000	$81,381
ATI, Inc., 4.875%, 10/1/29	318,000	312,914
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	30,000	30,886
Bombardier, Inc., 7.50%, 2/1/29(1)	175,000	182,638
Bombardier, Inc., 8.75%, 11/15/30(1)	319,000	344,406
Spirit AeroSystems, Inc., 4.60%, 6/15/28	343,000	342,856
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	375,474
TransDigm, Inc., 4.625%, 1/15/29	382,000	374,678
TransDigm, Inc., 4.875%, 5/1/29	214,000	211,023
TransDigm, Inc., 6.375%, 5/31/33(1)	317,000	321,356
		2,577,612
Automobile Components — 3.0%
American Axle & Manufacturing, Inc., 5.00%, 10/1/29(2)	362,000	344,227
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)(3)	65,000	65,547
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	324,000	331,664
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	400,000	409,114
Forvia SE, 8.00%, 6/15/30(1)(2)	319,000	337,928
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	312,000	326,687
Tenneco, Inc., 8.00%, 11/17/28(1)	405,000	406,031
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	471,000	466,748
		2,687,946
Automobiles — 1.2%
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(1)	360,000	338,059
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	325,000	338,601
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	180,000	180,228
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	180,000	180,174
		1,037,062
Banks — 0.5%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	51,000	50,930
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	59,000	62,540
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	12,000	12,635
UWM Holdings LLC, 6.25%, 3/15/31(1)	310,000	308,717
		434,822
Biotechnology — 0.4%
Grifols SA, 4.75%, 10/15/28(1)	349,000	339,326
Broadline Retail — 1.4%
Getty Images, Inc., 11.25%, 2/21/30(1)	327,938	313,466
Kohl's Corp., 5.125%, 5/1/31	404,000	320,958
Nordstrom, Inc., 5.00%, 1/15/44	244,000	180,464
Wayfair LLC, 7.25%, 10/31/29(1)	137,000	141,595
Wayfair LLC, 7.75%, 9/15/30(1)(2)	230,000	241,787
		1,198,270
Building Products — 0.6%
Standard Industries, Inc., 4.375%, 7/15/30(1)	538,000	516,173
Capital Markets — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	325,000	328,412
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	339,000	292,918
		621,330

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Chemicals — 2.7%
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	$174,000	$178,609
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(2)	230,000	231,694
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	319,000	329,534
Chemours Co., 8.00%, 1/15/33(1)(2)	98,000	97,549
FMC Corp., VRN, 8.45%, 11/1/55	332,000	350,847
INEOS Finance PLC, 6.75%, 5/15/28(1)	320,000	314,171
INEOS Quattro Finance 2 PLC, 9.625%, 3/15/29(1)	312,000	309,120
Inversion Escrow Issuer LLC, 6.75%, 8/1/32(1)	210,000	207,005
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	353,000	354,307
		2,372,836
Commercial Services and Supplies — 2.5%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	94,000	98,641
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	353,000	363,126
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	225,000	221,391
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	370,000	349,999
Clean Harbors, Inc., 4.875%, 7/15/27(1)	335,000	334,999
Deluxe Corp., 8.125%, 9/15/29(1)	306,000	319,912
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	171,000	168,024
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	370,000	370,207
		2,226,299
Communications Equipment — 0.8%
CommScope LLC, 9.50%, 12/15/31(1)	343,000	355,254
Viasat, Inc., 7.50%, 5/30/31(1)(2)	384,000	360,826
		716,080
Construction and Engineering — 0.4%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.875%, 2/3/30(1)	315,000	324,982
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	113,000	117,138
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	68,000	70,751
		187,889
Consumer Finance — 4.7%
Acuris Finance U.S., Inc./Acuris Finance SARL, 9.00%, 8/1/29(1)	319,000	333,626
Atlanticus Holdings Corp., 9.75%, 9/1/30(1)	173,000	172,049
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	229,000	235,337
Encore Capital Group, Inc., 8.50%, 5/15/30(1)(2)	313,000	332,655
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27(1)	352,000	364,104
goeasy Ltd., 7.375%, 10/1/30(1)	311,000	312,800
goeasy Ltd., 6.875%, 2/15/31(1)(2)	63,000	61,077
LFS Topco LLC, 8.75%, 7/15/30(1)	324,000	325,750
Navient Corp., 5.00%, 3/15/27	210,000	209,222
Navient Corp., 4.875%, 3/15/28	332,000	325,768
OneMain Finance Corp., 5.375%, 11/15/29	346,000	342,364
OneMain Finance Corp., 6.125%, 5/15/30	65,000	65,874
OneMain Finance Corp., 6.50%, 3/15/33	200,000	200,566
PRA Group, Inc., 8.875%, 1/31/30(1)	227,000	234,534
PROG Holdings, Inc., 6.00%, 11/15/29(1)	334,000	328,294
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	302,000	321,171
		4,165,191
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	318,000	316,450

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Containers and Packaging — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)	$200,000	$185,264
Ball Corp., 6.875%, 3/15/28	305,000	311,061
Cascades, Inc./Cascades USA, Inc., 6.75%, 7/15/30(1)	313,000	319,063
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	351,000	360,896
		1,176,284
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	319,000	318,214
Diversified REITs — 2.3%
Brandywine Operating Partnership LP, 6.125%, 1/15/31(3)	310,000	309,690
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	335,000	329,295
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(1)	335,000	325,445
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	350,000	341,527
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	83,000	85,631
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	355,000	335,521
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)(2)	326,000	311,649
		2,038,758
Diversified Telecommunication Services — 2.1%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	405,000	426,325
Fibercop SpA, 6.375%, 11/15/33(1)	355,000	354,105
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	141,476
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	375,000	344,531
Level 3 Financing, Inc., 4.00%, 4/15/31(1)(2)	148,000	127,984
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	423,000	438,504
		1,832,925
Electric Utilities — 2.7%
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56(3)	310,000	308,923
NRG Energy, Inc., 3.375%, 2/15/29(1)	331,000	313,158
NRG Energy, Inc., 5.75%, 7/15/29(1)	336,000	338,082
PG&E Corp., 5.00%, 7/1/28	366,000	362,891
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	376,000	375,038
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	381,000	373,302
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/29(1)(2)	344,000	353,439
		2,424,833
Electronic Equipment, Instruments and Components — 0.8%
EquipmentShare.com, Inc., 9.00%, 5/15/28(1)	158,000	167,397
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	78,000	84,310
Sensata Technologies BV, 4.00%, 4/15/29(1)	370,000	355,519
Sensata Technologies BV, 5.875%, 9/1/30(1)	108,000	109,038
		716,264
Energy Equipment and Services — 3.0%
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	373,012	371,434
Nabors Industries, Inc., 8.875%, 8/15/31(1)(2)	153,000	142,607
TGS ASA, 8.50%, 1/15/30(1)	329,000	339,192
Transocean International Ltd., 8.25%, 5/15/29(1)	176,000	173,658
Transocean International Ltd., 7.50%, 4/15/31	190,000	176,473
Transocean International Ltd., 7.875%, 10/15/32(1)(3)	150,000	150,000
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33(1)	310,000	311,380
Valaris Ltd., 8.375%, 4/30/30(1)	344,000	357,261
Viridien, 10.00%, 10/15/30(1)	314,000	323,015
Weatherford International Ltd., 6.75%, 10/15/33(1)(3)	310,000	310,409
		2,655,429

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Entertainment — 1.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	$343,000	$335,508
Warnermedia Holdings, Inc., 5.05%, 3/15/42	325,000	259,657
Warnermedia Holdings, Inc., 5.14%, 3/15/52	448,000	334,320
		929,485
Financial Services — 2.1%
Aragvi Finance International DAC, 11.125%, 11/20/29(1)	334,000	335,989
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	317,000	317,822
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	362,000	350,050
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	292,000	308,594
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	336,000	317,097
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	110,000	113,725
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	79,000	76,606
		1,819,883
Food Products — 1.0%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	250,000	270,523
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)(2)	383,000	338,665
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	141,892
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	169,000	169,459
		920,539
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	308,000	322,703
Ground Transportation — 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30(1)(2)	312,000	323,906
Dcli Bidco LLC, 7.75%, 11/15/29(1)	324,000	337,194
Hertz Corp., 12.625%, 7/15/29(1)(2)	365,000	387,297
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	363,000	355,765
United Rentals North America, Inc., 4.875%, 1/15/28	368,000	367,195
United Rentals North America, Inc., 3.875%, 2/15/31	386,000	365,449
		2,136,806
Health Care Equipment and Supplies — 0.4%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	269,000	256,062
Insulet Corp., 6.50%, 4/1/33(1)	114,000	118,621
		374,683
Health Care Providers and Services — 3.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	98,506
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	198,980
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	342,000	295,987
CVS Health Corp., VRN, 7.00%, 3/10/55	413,000	434,246
DaVita, Inc., 4.625%, 6/1/30(1)	313,000	300,229
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	362,000	353,369
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	326,000	341,366
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	281,240
Prime Healthcare Services, Inc., 9.375%, 9/1/29(1)(2)	163,000	169,688
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	274,137
		2,747,748
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	310,000	315,450
Health Care Technology — 0.5%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	443,000	439,754
Hotels, Restaurants and Leisure — 7.0%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	261,584

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)(2)	$338,000	$338,355
Boyd Gaming Corp., 4.75%, 6/15/31(1)	175,000	168,846
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	391,000	374,132
Carnival Corp., 5.125%, 5/1/29(1)(3)	25,000	25,000
Carnival Corp., 5.75%, 3/15/30(1)	352,000	359,623
Carnival Corp., 6.125%, 2/15/33(1)	96,000	98,464
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	376,000	358,160
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	353,000	339,835
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	388,000	367,473
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	360,000	346,463
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	319,000	327,628
MGM Resorts International, 4.625%, 9/1/26	215,000	214,614
NCL Corp. Ltd., 5.875%, 1/15/31(1)	150,000	150,102
NCL Corp. Ltd., 6.75%, 2/1/32(1)	300,000	308,717
NCL Corp. Ltd., 6.25%, 9/15/33(1)	150,000	150,870
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29(1)	300,000	271,800
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(1)	200,000	203,560
Station Casinos LLC, 4.625%, 12/1/31(1)	295,000	278,537
TKC Holdings, Inc., 6.875%, 5/15/28(1)(2)	320,000	323,167
Travel & Leisure Co., 6.125%, 9/1/33(1)	200,000	199,573
Viking Cruises Ltd., 5.875%, 9/15/27(1)	341,000	341,356
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	324,876
		6,132,735
Household Durables — 3.3%
Adams Homes, Inc., 9.25%, 10/15/28(1)	301,000	315,135
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	68,000	68,645
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	350,000	328,582
Century Communities, Inc., 6.625%, 9/15/33(1)	200,000	201,901
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	290,000	291,998
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	38,000	38,991
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	38,000	38,983
Newell Brands, Inc., 8.50%, 6/1/28(1)	360,000	381,685
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	325,594
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	332,000	336,310
TopBuild Corp., 3.625%, 3/15/29(1)	260,000	249,497
Whirlpool Corp., 6.125%, 6/15/30	323,000	325,817
		2,903,138
Independent Power and Renewable Electricity Producers — 0.4%
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	338,000	335,812
Industrial Conglomerates — 0.4%
Stena International SA, 7.25%, 1/15/31(1)	340,000	346,934
Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	315,000	330,962
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	170,000	177,230
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	324,000	338,402
Ardonagh Group Finance Ltd., 8.875%, 2/15/32(1)	283,000	297,740
Global Atlantic Fin Co., VRN, 7.95%, 10/15/54(1)	317,000	335,940
Nassau Cos., of New York, 7.875%, 7/15/30(1)	312,000	318,914
		1,799,188
IT Services — 0.8%
CoreWeave, Inc., 9.25%, 6/1/30(1)	89,000	92,026
CoreWeave, Inc., 9.00%, 2/1/31(1)	420,000	430,974

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Unisys Corp., 10.625%, 1/15/31(1)	$162,000	$172,738
		695,738
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	339,000	331,858
Machinery — 1.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)	311,000	333,472
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	342,000	357,883
Wabash National Corp., 4.50%, 10/15/28(1)	360,000	334,464
		1,025,819
Media — 8.3%
AMC Networks, Inc., 10.25%, 1/15/29(1)	273,000	287,913
AMC Networks, Inc., 10.50%, 7/15/32(1)(2)	107,000	113,249
Cable One, Inc., 4.00%, 11/15/30(1)(2)	209,000	177,280
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	513,000	472,912
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	300,000	309,723
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	307,191
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	237,666
Directv Financing LLC, 8.875%, 2/1/30(1)	333,000	330,536
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	335,000	334,759
Discovery Communications LLC, 6.35%, 6/1/40	398,000	367,223
DISH Network Corp., 11.75%, 11/15/27(1)	495,000	524,243
EchoStar Corp., 10.75%, 11/30/29	428,920	472,220
EchoStar Corp., 6.75% PIK, 11/30/30	347,001	358,010
EW Scripps Co., 9.875%, 8/15/30(1)	85,000	79,863
Gray Media, Inc., 10.50%, 7/15/29(1)	200,000	216,416
Gray Media, Inc., 5.375%, 11/15/31(1)	461,000	346,618
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	101,000	91,217
Nexstar Media, Inc., 5.625%, 7/15/27(1)	374,000	373,758
Paramount Global, VRN, 6.375%, 3/30/62	356,000	355,628
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)(2)	359,000	316,605
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	426,000	411,984
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	236,000	219,405
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	269,000	253,861
Ziggo BV, 4.875%, 1/15/30(1)	352,000	332,546
		7,290,826
Metals and Mining — 3.7%
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	321,000	328,565
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	330,000	330,396
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	43,000	44,351
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	353,000	360,650
Cleveland-Cliffs, Inc., 7.625%, 1/15/34(1)	200,000	206,212
Fortescue Treasury Pty. Ltd., 4.50%, 9/15/27(1)	334,000	332,712
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	174,000	178,460
Mineral Resources Ltd., 9.25%, 10/1/28(1)	346,000	362,975
Mineral Resources Ltd., 7.00%, 4/1/31(1)(3)	200,000	202,713
Novelis Corp., 3.875%, 8/15/31(1)	251,000	229,042
Park-Ohio Industries, Inc., 8.50%, 8/1/30(1)	319,000	330,985
SunCoke Energy, Inc., 4.875%, 6/30/29(1)	345,000	322,772
		3,229,833
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	319,000	334,684
Starwood Property Trust, Inc., 5.25%, 10/15/28(1)(3)	310,000	310,283

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Starwood Property Trust, Inc., 5.75%, 1/15/31(1)(3)	$120,000	$120,075
		765,042
Oil, Gas and Consumable Fuels — 8.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29(1)	314,000	332,616
Baytex Energy Corp., 8.50%, 4/30/30(1)	340,000	349,843
California Resources Corp., 8.25%, 6/15/29(1)	344,000	359,010
California Resources Corp., 7.00%, 1/15/34(1)(3)	100,000	99,374
Civitas Resources, Inc., 8.375%, 7/1/28(1)	362,000	375,683
CVR Energy, Inc., 8.50%, 1/15/29(1)	320,000	327,302
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	341,000	355,850
Energean PLC, 6.50%, 4/30/27(1)(2)	323,000	321,890
Energy Transfer LP, VRN, 6.75%, 2/15/56	300,000	299,764
EQT Corp., 7.50%, 6/1/27	274,000	279,336
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	345,000	340,154
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	330,000	345,598
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	342,000	335,378
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	355,000	364,249
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)(3)	136,000	135,547
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	354,000	352,120
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	321,000	332,809
SM Energy Co., 6.75%, 9/15/26	350,000	350,138
SM Energy Co., 6.75%, 8/1/29(1)	71,000	71,396
Sunoco LP/Sunoco Finance Corp., 5.875%, 3/15/28	316,000	316,962
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	315,000	324,974
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 3/1/27(1)	316,000	316,123
Talos Production, Inc., 9.00%, 2/1/29(1)	333,000	344,576
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	339,000	373,798
Venture Global LNG, Inc., 7.00%, 1/15/30(1)(2)	169,000	174,998
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	164,000	172,311
		7,751,799
Passenger Airlines — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	204,219	204,482
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	322,000	323,473
CHC Group LLC, 11.75%, 9/1/30(1)	177,000	174,695
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	426,000	432,444
		1,135,094
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	222,000	211,474
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 4/15/32(1)	300,000	307,753
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	355,037
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	134,381
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	158,000	164,468
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	315,000	338,348
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	244,222
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	118,000	116,003
		1,660,212
Professional Services — 0.3%
AMN Healthcare, Inc., 6.50%, 1/15/31(1)(3)	310,000	311,152
Real Estate Management and Development — 2.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	191,000	184,286
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	314,000	330,288

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Forestar Group, Inc., 6.50%, 3/15/33(1)	$316,000	$323,533
Howard Hughes Corp., 4.125%, 2/1/29(1)	347,000	333,166
Howard Hughes Corp., 4.375%, 2/1/31(1)	82,000	76,948
Kennedy-Wilson, Inc., 4.75%, 3/1/29	347,000	331,840
Newmark Group, Inc., 7.50%, 1/12/29	311,000	333,856
		1,913,917
Semiconductors and Semiconductor Equipment — 1.1%
ams-OSRAM AG, 12.25%, 3/30/29(1)	291,000	313,431
Entegris, Inc., 4.75%, 4/15/29(1)	325,000	322,560
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	360,000	367,608
		1,003,599
Software — 0.7%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	311,503
Pagaya U.S. Holdings Co. LLC, 8.875%, 8/1/30(1)	329,000	307,167
		618,670
Specialized REITs — 1.2%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	359,000	353,706
Millrose Properties, Inc., 6.25%, 9/15/32(1)	310,000	311,004
SBA Communications Corp., 3.125%, 2/1/29	411,000	384,828
		1,049,538
Specialty Retail — 1.7%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	85,000	87,517
Carvana Co., 9.00% , 6/1/31(1)	406,000	459,985
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	338,000	330,982
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	219,000	203,992
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	302,000	303,204
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	97,190
		1,482,870
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	262,000	296,991
Seagate HDD Cayman, 9.625%, 12/1/32	800	907
		297,898
Textiles, Apparel and Luxury Goods — 0.8%
VF Corp., 2.95%, 4/23/30	400,000	352,886
William Carter Co., 5.625%, 3/15/27(1)(2)	325,000	325,633
		678,519
Transportation Infrastructure — 0.4%
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	354,000	344,336
Wireless Telecommunication Services — 1.2%
Millicom International Cellular SA, 6.25%, 3/25/29(1)	336,600	339,953
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	121,000	126,324
Rogers Communications, Inc., VRN, 5.25%, 3/15/82(1)	339,000	336,908
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	249,596
		1,052,781
TOTAL CORPORATE BONDS (Cost $84,610,578)		85,260,808
PREFERRED SECURITIES — 0.4%
Broadline Retail — 0.4%
Rakuten Group, Inc., 8.125%(1) (Cost $329,439)	335,000	348,571

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 10.5%
Money Market Funds — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,920,451	$2,920,451
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,304,330	6,304,330
TOTAL SHORT-TERM INVESTMENTS (Cost $9,224,781)		9,224,781
TOTAL INVESTMENT SECURITIES — 107.8% (Cost $94,164,798)		94,834,160
OTHER ASSETS AND LIABILITIES — (7.8)%		(6,869,520)
TOTAL NET ASSETS — 100.0%		$87,964,640

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	20	December 2025	$2,250,000	$7,461
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,522,184, which represented 81.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,426,424. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,681,158, which includes securities collateral of $376,828.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$85,260,808	—
Preferred Securities	—	348,571	—
Short-Term Investments	$9,224,781	—	—
	$9,224,781	$85,609,379	—
Other Financial Instruments
Futures Contracts	$7,461	—	—

Schedule of Investments - High-Yield Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$313
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$37,594
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$7,461

See Notes to Financial Statements.

Schedule of Investments - Multisector Income Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 47.7%
Aerospace and Defense — 1.2%
Bombardier, Inc., 7.50%, 2/1/29(1)	$130,000	$135,674
Bombardier, Inc., 8.75%, 11/15/30(1)	118,000	127,398
Bombardier, Inc., 7.25%, 7/1/31(1)	132,000	140,089
Spirit AeroSystems, Inc., 4.60%, 6/15/28	425,000	424,822
TransDigm, Inc., 4.625%, 1/15/29	530,000	519,841
		1,347,824
Automobile Components — 0.2%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)(2)	165,000	166,389
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30(3)	200,000	213,906
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	385,000	385,372
		599,278
Banks — 4.3%
Bank of Montreal, VRN, 7.70%, 5/26/84	525,000	558,529
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	245,000	260,709
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	170,000	182,706
Bank of Nova Scotia, VRN, 6.875%, (5-year H15T5Y plus 2.73%), 10/27/85(2)	200,000	199,904
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	245,000	251,903
Comerica, Inc., VRN, 5.98%, 1/30/30	295,000	307,051
First Citizens BancShares, Inc., VRN, 5.60%, 9/5/35	270,000	269,379
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	465,000	464,360
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	222,600
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	242,000	254,810
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	505,000	506,136
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	598,000	565,643
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	545,000	576,774
UWM Holdings LLC, 6.25%, 3/15/31(1)	91,000	90,623
		4,711,127
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	290,000	281,839
Broadline Retail — 0.3%
Wayfair LLC, 7.75%, 9/15/30(1)(3)	270,000	283,836
Building Products — 1.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	211,000	209,055
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	580,000	545,938
Masterbrand, Inc., 7.00%, 7/15/32(1)	233,000	241,099
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	52,380
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	114,172
		1,162,644
Capital Markets — 2.8%
Ares Strategic Income Fund, 5.70%, 3/15/28	155,000	157,206
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	138,943
Blue Owl Capital Corp., 5.95%, 3/15/29	177,000	180,476
Blue Owl Credit Income Corp., 7.75%, 1/15/29	420,000	451,278
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	381,000	385,979
Carlyle Secured Lending, Inc., 5.75%, 2/15/31(2)	206,000	204,939
Deutsche Bank AG, VRN, 4.875%, 12/1/32	544,000	543,785
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	309,856

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	$175,000	$175,956
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	120,000	119,406
HPS Corporate Lending Fund, 6.25%, 9/30/29(3)	96,000	99,140
LPL Holdings, Inc., 5.15%, 6/15/30	105,000	106,914
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	235,000	233,848
		3,107,726
Chemicals — 1.2%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	280,000	121,100
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	500,000	188,805
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	191,000	196,059
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(3)	405,000	407,982
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	320,000	273,793
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	170,000	170,668
		1,358,407
Commercial Services and Supplies — 0.9%
Deluxe Corp., 8.125%, 9/15/29(1)	490,000	512,278
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	490,000	501,650
		1,013,928
Construction and Engineering — 0.7%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	750,000	748,547
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	127,000	131,651
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	180,000	187,281
		318,932
Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/1/31	173,000	197,298
goeasy Ltd., 6.875%, 2/15/31(1)	113,000	109,551
OneMain Finance Corp., 6.125%, 5/15/30	75,000	76,009
OneMain Finance Corp., 6.50%, 3/15/33	112,000	112,317
OneMain Finance Corp., 7.50%, 5/15/31	256,000	267,838
PRA Group, Inc., 8.875%, 1/31/30(1)	166,000	171,509
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	490,000	489,952
		1,424,474
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	315,000	313,465
Containers and Packaging — 0.2%
Sealed Air Corp., 5.00%, 4/15/29(1)	261,000	259,757
Diversified REITs — 2.4%
American Assets Trust LP, 3.375%, 2/1/31	335,000	304,429
Brandywine Operating Partnership LP, 6.125%, 1/15/31(2)	330,000	329,670
Kilroy Realty LP, 4.25%, 8/15/29	320,000	314,093
Kilroy Realty LP, 3.05%, 2/15/30	65,000	60,033
Kilroy Realty LP, 2.50%, 11/15/32	65,000	54,073
Kilroy Realty LP, 2.65%, 11/15/33	45,000	36,858
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	355,000	377,481
Piedmont Operating Partnership LP, 9.25%, 7/20/28(3)	154,000	171,043
Piedmont Operating Partnership LP, 6.875%, 7/15/29	32,000	33,874
Trust Fibra Uno, 4.87%, 1/15/30(1)	500,000	490,542
Trust Fibra Uno, 8.25%, 1/23/37(1)	400,000	451,039
		2,623,135
Diversified Telecommunication Services — 1.1%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	724,000	763,886

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	$385,594	$392,565
		1,156,451
Electric Utilities — 2.3%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	167,000	167,378
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	193,000	192,806
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	193,000	193,754
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(1)	275,000	287,898
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	374,000	376,407
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	215,000	204,376
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56(2)	382,000	380,673
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	160,000	161,491
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	265,444
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	151,000	149,038
Southern Co., Series B, VRN, 4.00%, 1/15/51	133,000	132,669
		2,511,934
Energy Equipment and Services — 0.3%
Enerflex Ltd., 9.00%, 10/15/27(1)	255,000	260,527
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	55,000	56,034
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	55,000	56,506
		373,067
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	308,000	300,854
Financial Services — 1.7%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	271,345
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	370,000	378,565
Essent Group Ltd., 6.25%, 7/1/29	305,000	319,689
NMI Holdings, Inc., 6.00%, 8/15/29(3)	305,000	315,611
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	251,159
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	88,000	90,980
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	25,000	25,522
Rocket Cos., Inc., 6.125%, 8/1/30(1)	105,000	107,841
Rocket Cos., Inc., 6.375%, 8/1/33(1)	90,000	93,003
		1,853,715
Food Products — 0.2%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(3)	180,000	194,777
Gas Utilities — 0.1%
Excelerate Energy LP, 8.00%, 5/15/30(1)	72,000	76,698
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	485,000	497,927
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	268,000	281,740
		779,667
Health Care Providers and Services — 0.9%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	450,000	389,456
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	159,819
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(3)	386,000	397,000
		946,275
Health Care REITs — 0.3%
National Health Investors, Inc., 5.35%, 2/1/33	340,000	337,375
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/28(1)(4)	416,000	367,089
Hotels, Restaurants and Leisure — 2.0%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	434,000	415,277

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	$108,000	$111,158
Carnival Corp., 6.125%, 2/15/33(1)	458,000	469,755
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	233,000	239,302
Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(1)	385,000	383,514
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	235,000	241,082
Station Casinos LLC, 4.625%, 12/1/31(1)	166,000	156,736
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	214,918
		2,231,742
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	283,000	285,683
Meritage Homes Corp., 5.65%, 3/15/35	154,000	156,493
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	273,487
		715,663
Independent Power and Renewable Electricity Producers — 0.5%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	262,000	266,840
Saavi Energia SARL, 8.875%, 2/10/35(1)	310,000	334,009
		600,849
Insurance — 1.0%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	290,000	303,782
F&G Annuities & Life, Inc., 6.50%, 6/4/29	71,000	74,066
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	275,936
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	386,000	379,207
MetLife Capital Trust IV, 7.875%, 12/15/67(1)	104,000	116,494
		1,149,485
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	265,000	274,011
Machinery — 0.7%
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	104,199
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	197,295
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	435,000	455,202
		756,696
Marine Transportation — 0.3%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	320,000	343,839
Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	360,000	357,869
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	395,000	407,802
Cox Communications, Inc., 5.70%, 6/15/33(1)	177,000	180,939
Gray Media, Inc., 7.25%, 8/15/33(1)	385,000	381,757
Lamar Media Corp., 3.75%, 2/15/28	525,000	510,873
Nexstar Media, Inc., 4.75%, 11/1/28(1)(3)	835,000	815,688
Paramount Global, VRN, 6.25%, 2/28/57	273,000	269,339
Paramount Global, 4.375%, 3/15/43	360,000	278,031
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	365,000	360,319
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	175,000	169,242
TEGNA, Inc., 4.625%, 3/15/28	330,000	324,852
		4,056,711
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	109,000	112,426
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	241,114
CSN Inova Ventures, 6.75%, 1/28/28(1)	291,000	282,892
		636,432

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	$215,000	$211,154
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	613,000	643,138
		854,292
Multi-Utilities — 1.6%
CenterPoint Energy, Inc., VRN, 5.95%, (5-year H15T5Y plus 2.22%), 4/1/56(2)	273,000	273,683
Dominion Energy, Inc., VRN, 6.00%, 2/15/56	290,000	292,395
Dominion Energy, Inc., VRN, 6.20%, 2/15/56	290,000	292,166
NiSource, Inc., 5.35%, 7/15/35	313,000	319,814
Sempra, VRN, 4.125%, 4/1/52	554,000	540,412
		1,718,470
Oil, Gas and Consumable Fuels — 4.7%
3R Lux SARL, 9.75%, 2/5/31(1)(3)	157,000	165,902
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	83,795
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	440,000	456,589
Enbridge, Inc., VRN, 6.00%, 1/15/77	530,000	532,410
Energy Transfer LP, VRN, 6.50%, 2/15/56	253,000	252,062
EQT Corp., 7.50%, 6/1/27	277,000	282,394
Expand Energy Corp., 6.75%, 4/15/29(1)	34,000	34,358
Expand Energy Corp., 5.375%, 3/15/30	200,000	203,390
Matador Resources Co., 6.50%, 4/15/32(1)	295,000	298,029
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)(2)	527,000	525,244
Petroleos Mexicanos, 6.875%, 8/4/26(3)	277,000	280,837
Petroleos Mexicanos, 5.95%, 1/28/31	1,450,000	1,405,390
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	206,000	209,972
SM Energy Co., 6.75%, 9/15/26	273,000	273,107
Sunoco LP, 7.00%, 5/1/29(1)	133,000	137,806
		5,141,285
Passenger Airlines — 1.7%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	146,128	146,011
American Airlines, Inc., 7.25%, 2/15/28(1)(3)	210,000	215,311
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	996,605	997,891
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	365,000	365,420
Latam Airlines Group SA, 7.875%, 4/15/30(1)	139,000	144,796
		1,869,429
Pharmaceuticals — 0.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	250,000	256,460
Royalty Pharma PLC, 4.45%, 3/25/31	535,000	530,697
		787,157
Real Estate Management and Development — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	76,000	83,007
Forestar Group, Inc., 6.50%, 3/15/33(1)	405,000	414,654
		497,661
Semiconductors and Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	115,000	119,413
Intel Corp., 3.90%, 3/25/30	160,000	156,995
		276,408
Software — 0.1%
AppLovin Corp., 5.375%, 12/1/31	152,000	157,297
Specialty Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	106,000	109,138
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	100,000	103,201

Schedule of Investments - Multisector Income Fund

		Principal Amount/Shares	Value
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		$390,000	$391,555
			603,894
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 5.50%, 7/15/27(1)		240,000	239,579
Herc Holdings, Inc., 7.25%, 6/15/33(1)		196,000	204,761
			444,340
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.70%, 12/15/33		462,000	516,847
TOTAL CORPORATE BONDS (Cost $51,611,570)			52,251,718
ASSET-BACKED SECURITIES — 11.1%
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		250,000	250,081
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, SEQ, 6.00%, 8/17/48(1)		374,000	377,980
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		163,358	155,896
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	97,427
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		64,487	63,653
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		479,526	468,511
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		486,000	496,264
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		413,993	377,657
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)		127,054	127,288
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	140,358
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$425,000	414,988
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		343,000	345,833
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		376,000	377,235
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	196,876
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		408,000	407,610
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	376,098
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		191,000	183,212
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	291,389
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		112,204	108,867
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		168,549	139,838
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.96%, (30-day average SOFR plus 1.60%), 8/25/54(1)		214,949	215,740
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		120,587	123,926
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		383,000	385,401
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		395,432	401,541
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		202,000	204,516
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		45,983	45,455
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		326,000	327,135
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		428,591	330,466
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		138,997	133,311
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 4.82%, (90-day average SOFR plus 0.44%), 3/22/32		39,816	39,041
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	271,659
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		79,398	78,350
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		84,961	86,416
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	482,689
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		179,000	180,361
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)		200,000	202,451
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)		510,004	512,831
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)		340,000	339,654
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	204,783
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		183,325	174,214
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		545,875	553,949

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	$374,037	$385,431
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	250,000	246,062
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	275,000	285,417
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	334,416	334,758
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	247,406	250,622
TOTAL ASSET-BACKED SECURITIES (Cost $12,164,948)		12,193,240
U.S. TREASURY SECURITIES — 9.0%
U.S. Treasury Notes, 4.625%, 9/15/26(5)	300,000	302,534
U.S. Treasury Notes, 3.875%, 3/15/28	1,100,000	1,107,090
U.S. Treasury Notes, 3.875%, 6/15/28	1,400,000	1,409,351
U.S. Treasury Notes, 3.875%, 7/31/30	2,000,000	2,012,344
U.S. Treasury Notes, 3.625%, 8/31/30	4,200,000	4,179,000
U.S. Treasury Notes, 4.875%, 10/31/30(5)	400,000	420,539
U.S. Treasury Notes, 4.50%, 11/15/33(5)	350,000	361,942
TOTAL U.S. TREASURY SECURITIES (Cost $9,735,847)		9,792,800
CONVERTIBLE PREFERRED SECURITIES — 8.2%
Banks — 7.7%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	411,000	416,669
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	600,523
Banco Mercantil del Norte SA, 5.875%(1)	560,000	556,610
Banco Santander SA, 4.75%	600,000	590,272
Barclays PLC, 6.125%(3)	372,000	372,474
Barclays PLC, 8.00%	298,000	315,845
BNP Paribas SA, 4.625%(1)	36,000	35,474
BNP Paribas SA, 8.50%(1)	690,000	738,094
Danske Bank AS, 4.375%	655,000	651,309
HSBC Holdings PLC, 6.00%	350,000	351,782
HSBC Holdings PLC, 6.875%(3)	200,000	208,096
ING Groep NV, 5.75%	215,000	215,904
ING Groep NV, 7.50%	400,000	416,191
Lloyds Banking Group PLC, 6.75%	210,000	213,382
NatWest Group PLC, 6.00%	540,000	542,729
Nordea Bank Abp, 6.625%(1)	635,000	639,007
Skandinaviska Enskilda Banken AB, 6.875%	600,000	616,250
Societe Generale SA, 9.375%(1)	500,000	536,797
Standard Chartered PLC, VRN, 7.75%(1)	202,000	209,776
Svenska Handelsbanken AB, 4.375%	200,000	197,042
		8,424,226
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	490,000	541,790
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $8,847,618)		8,966,016
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 6.6%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	$79,959	78,018
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	352,926	339,691
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	307,840	310,027
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	188,272	190,046
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	431,620	436,502
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	270,360	271,834
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	100,200	100,479

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	$396,203	$397,871
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	507,278	514,439
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	280,620	283,934
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	228,000	231,321
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	57,597	51,829
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	170,669	172,038
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	233,875	236,855
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	447,148	452,410
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	290,970	293,871
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	242,035	243,128
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	245,764	246,430
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	178,223	179,830
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	109,041	109,702
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	211,845	215,017
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	400,943	404,612
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	161,425	163,913
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	231,916	235,165
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	84,904	85,127
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	102,894	103,101
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	150,833	151,543
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.76%, (30-day average SOFR plus 3.40%), 11/25/33(1)	157,507	159,020
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	282,342
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	259,162	262,948
		7,203,043
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.31%, (30-day average SOFR plus 2.95%), 6/25/42(1)	92,251	94,111
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.51%, (30-day average SOFR plus 2.15%), 9/25/42(1)	44,007	44,260
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.36%, (30-day average SOFR plus 2.00%), 6/25/43(1)	47,567	47,786
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	254,961	44,441
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	174,065	26,586
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,278,537	293,514
FNMA, Series 2023-R05, Class 1M1, VRN, 6.26%, (30-day average SOFR plus 1.90%), 6/25/43(1)	147,410	148,552
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	175,192	24,448
		723,698
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,807,020)		7,926,741
PREFERRED SECURITIES — 4.0%
Banks — 1.4%
Bank of America Corp., 4.375%(3)	245,000	241,256
Bank of America Corp., 6.25%	245,000	248,351
Citigroup, Inc., 3.875%	343,000	340,211
Citigroup, Inc., 4.00%	327,000	326,126
Citigroup, Inc., 6.25%	325,000	327,443
M&T Bank Corp., 5.125%	11,000	11,016
		1,494,403
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	484,000	479,090
Consumer Finance — 0.2%
Ally Financial, Inc., 4.70%	255,000	235,455
Multi-Utilities — 0.2%
Sempra, 4.875%	215,000	215,232

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 1.0%
Energy Transfer LP, 6.50%	525,000	$528,838
Sunoco LP, 7.875%(1)	232,000	235,794
Venture Global LNG, Inc., 9.00%(1)	270,000	267,781
		1,032,413
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	270,000	266,887
Aircastle Ltd., 5.25%(1)	652,000	649,222
		916,109
TOTAL PREFERRED SECURITIES (Cost $4,332,923)		4,372,702
EXCHANGE-TRADED FUNDS — 2.9%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost $3,176,890)	125,247	3,206,323
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.9%
FHLMC, 5.50%, 4/1/54	$1,114,830	1,133,225
FNMA, 5.50%, 5/1/53	1,306,835	1,323,148
FNMA, 6.00%, 9/1/53	702,710	724,482
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,118,132)		3,180,855
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	66,608
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	381,112
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.42%, (1-month SOFR plus 2.27%), 11/15/34(1)(6)(7)	172,000	2,709
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.11%, (1-month SOFR plus 2.96%), 11/15/34(1)(6)(7)	183,000	1,921
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	68,115
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	128,000	99,969
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	58,035
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	323,624
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	151,236
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.77%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	232,950
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	136,785
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.11%, (1-month SOFR plus 2.96%), 7/15/38(1)	150,103	150,378
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	160,512
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.66%, (1-month SOFR plus 1.51%), 3/15/38(1)	196,000	194,836
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	65,173
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	120,000	121,508
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	66,000	60,111
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	48,035
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,614,802)		2,323,617
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.61%, (1-month SOFR plus 1.46%), 11/15/36(1)	130,206	130,273
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.41%, (1-month SOFR plus 2.26%), 9/15/35(1)	179,263	179,367
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.13%, (3-month SOFR plus 1.80%), 1/18/38(1)	275,000	275,427
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.17%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	250,601
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,581
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.07%, (3-month SOFR plus 1.75%), 1/15/38(1)	250,000	250,514
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.53%, (1-month SOFR plus 2.37%), 10/25/39(1)	1,727	1,728

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.13%, (3-month SOFR plus 1.80%), 10/20/34(1)	$475,000	$476,141
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.46%, (1-month SOFR plus 1.31%), 3/15/38(1)	61,184	61,200
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,862,415)		1,875,832
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Bahamas — 0.2%
Bahamas Government International Bonds, 8.25%, 6/24/36(1)	200,000	216,312
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	209,900
Egypt — 0.2%
Egypt Government International Bonds, 8.50%, 1/31/47(1)	300,000	265,309
Luxembourg — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	262,000	266,142
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $926,747)		957,663
BANK LOAN OBLIGATIONS(8) — 0.7%
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	397,700	397,617
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.16%, (1-month SOFR plus 4.00%), 4/23/31	361,350	362,517
TOTAL BANK LOAN OBLIGATIONS (Cost $754,292)		760,134
MUNICIPAL SECURITIES — 0.4%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1) (Cost $445,000)	445,000	446,563
SHORT-TERM INVESTMENTS — 5.6%
Money Market Funds — 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio(9)	3,687,193	3,687,193
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $2,501,189), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $2,452,285)		2,452,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,139,193)		6,139,193
TOTAL INVESTMENT SECURITIES — 104.5% (Cost $113,537,397)		114,393,397
OTHER ASSETS AND LIABILITIES — (4.5)%		(4,937,908)
TOTAL NET ASSETS — 100.0%		$109,455,489

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,977	CAD	195,741	Citibank NA	12/17/25	$823

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	95	December 2025	$10,687,500	$23,924
U.S. Treasury 10-Year Ultra Notes	122	December 2025	14,039,531	116,903
			$24,727,031	$140,827
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Multisector Income Fund

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	12	December 2025	$1,399,125	$(25,070)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
H15T5Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index 5 Year
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $62,394,443, which represented 57.0% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,846,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $748,845.
(6)Security is in default.
(7)Non-income producing.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,979,290, which includes securities collateral of $292,097.

Schedule of Investments - Multisector Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the level classifications as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$52,251,718	—
Asset-Backed Securities	—	12,193,240	—
U.S. Treasury Securities	—	9,792,800	—
Convertible Preferred Securities	—	8,966,016	—
Collateralized Mortgage Obligations	—	7,926,741	—
Preferred Securities	—	4,372,702	—
Exchange-Traded Funds	$3,206,323	—	—
U.S. Government Agency Mortgage-Backed Securities	—	3,180,855	—
Commercial Mortgage-Backed Securities	—	2,323,617	—
Collateralized Loan Obligations	—	1,875,832	—
Sovereign Governments and Agencies	—	957,663	—
Bank Loan Obligations	—	760,134	—
Municipal Securities	—	446,563	—
Short-Term Investments	3,687,193	2,452,000	—
	$6,893,516	$107,499,881	—
Other Financial Instruments
Futures Contracts	$140,827	—	—
Forward Foreign Currency Exchange Contracts	—	$823	—
	$140,827	$823	—

Liabilities
Other Financial Instruments
Futures Contracts	$25,070	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$823	—	$823
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$5,922	$5,922
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Schedule of Investments - Multisector Income Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(4,197)	—	$(4,197)
Futures contract transactions	—	—	$540,548	540,548
Swap agreement transactions	$(23,749)	—	—	(23,749)
				$512,602
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$847	—	$847
Futures contracts	—	—	$(7,269)	(7,269)
Swap agreements	$(43,660)	—	—	(43,660)
				$(50,082)

See Notes to Financial Statements.

Schedule of Investments - Prime Money Market Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 45.3%
Alinghi Funding Co. LLC, VRN, 4.42%, (SOFR plus 0.29%), 3/11/26 (LOC: UBS AG)(2)	$35,000,000	$35,000,000
Alinghi Funding Co. LLC, VRN, 4.45%, (SOFR plus 0.32%), 3/26/26 (LOC: UBS AG)(2)	25,000,000	25,000,000
Banco Santander SA, 4.43%, 1/14/26	25,000,000	25,000,000
BNP Paribas SA, VRN, 4.37%, (SOFR plus 0.24%), 11/6/25	21,500,000	21,500,000
Chesham Finance Ltd./Chesham Finance LLC, VRN, 4.14%, (SOFR plus 0.01%), 11/13/25 (LOC: Nordea Bank)(2)	50,000,000	50,000,000
Chesham Finance Ltd./Chesham Finance LLC, VRN, 4.14%, (SOFR plus 0.01%), 12/17/25 (LOC: Nordea Bank)(2)	50,000,000	50,000,000
Collateralized Commercial Paper V Co. LLC, 4.45%, 1/20/26 (LOC: JP Morgan Securities LLC)(2)	25,000,000	25,000,000
Collateralized Commercial Paper V Co. LLC, VRN, 4.41%, (SOFR plus 0.28%), 3/6/26 (LOC: JP Morgan Securities LLC)(2)	25,000,000	25,000,000
Columbia Funding Co. LLC, VRN, 4.50%, (SOFR plus 0.37%), 6/29/26 (LOC: JP Morgan Chase Bank)(2)	20,000,000	20,000,000
Concord Minutemen Capital Co. LLC, 4.49%, 10/24/25 (LOC: Goldman Sachs International)(2)	4,469,000	4,456,351
Concord Minutemen Capital Co. LLC, VRN, 4.38%, (SOFR plus 0.25%), 2/23/26 (LOC: Goldman Sachs International)(2)	22,500,000	22,500,000
Concord Minutemen Capital Co. LLC, Series B, VRN, 4.50%, (SOFR plus 0.37%), 11/5/25 (LOC: Goldman Sachs International)(2)	15,000,000	15,000,000
Endeavour Funding Co. LLC, VRN, 4.40%, (SOFR plus 0.27%), 12/23/25 (LOC: HSBC Bank PLC)(2)	29,300,000	29,300,000
Endeavour Funding Co. LLC, VRN, 4.43%, (SOFR plus 0.30%), 1/6/26 (LOC: HSBC Bank PLC)(2)	42,500,000	42,500,000
Endeavour Funding Co. LLC, VRN, 4.20%, (SOFR plus 0.07%), 3/12/26 (LOC: HSBC Bank PLC)(2)	40,000,000	40,000,000
Falcon Asset Funding LLC, VRN, 4.43%, (SOFR plus 0.27%), 1/22/26 (LOC: JP Morgan Chase Bank)(2)	25,000,000	25,000,000
Glencove Funding LLC, VRN, 4.15%, (SOFR plus 0.02%), 11/17/25 (LOC: Standard Chartered Bank)(2)	50,000,000	50,000,000
Hqla Funding LLC, 4.50%, 10/15/25 (LOC: Merrill Lynch International)(2)	20,000,000	19,965,467
HQLA Funding LLC, Series CHAM, 4.18%, 10/1/25 (LOC: Credit Agricole Corporate and Investment Bank)(2)	103,500,000	103,500,000
Intrepid Funding Co. LLC, 4.37%, 1/8/26 (LOC: Goldman Sachs International)(2)	5,000,000	4,940,669
Intrepid Funding Co. LLC, 4.28%, 2/12/26 (LOC: Goldman Sachs International)(2)	1,050,000	1,033,507
Ionic Funding LLC, 4.52%, 10/2/25 (LOC: Citibank N.A.)(2)	138,000	137,983
Ionic Funding LLC, Series IIA, 4.36%, 1/9/26 (LOC: Citibank N.A.)(2)	25,077,000	24,777,469
Ionic Funding LLC, Series IIA, 4.50%, 1/14/26 (LOC: Citibank N.A.)(2)	25,000,000	24,676,250
Ionic Funding LLC, Series IIA, 4.31%, 1/16/26 (LOC: Citibank N.A.)(2)	14,250,000	14,069,995
Ionic Funding LLC, Series MCIA, 4.46%, 10/24/25 (LOC: Bank of America N.A.)(2)	20,000,000	19,943,778
Ionic Funding LLC, Series MCIA, 4.31%, 1/6/26 (LOC: Bank of America N.A.)(2)	25,000,000	24,713,715
Ionic Funding LLC, Series MCIA, 4.26%, 1/23/26 (LOC: Bank of America N.A.)(2)	21,034,000	20,754,248
Memorial Health System, 4.29%, 11/21/25(2)	15,000,000	14,910,113
Memorial Health System, 4.35%, 1/21/26(2)	15,000,000	14,799,800
Toronto-Dominion Bank, 4.31%, 5/6/26	25,000,000	25,000,000
Toyota Credit Canada, Inc., 4.16%, 4/6/26(2)	25,000,000	24,467,569
Toyota Credit de Puerto Rico Corp., 4.35%, 2/23/26(2)	22,000,000	21,619,858
Verto Capital Compartment B, VRN, 4.20%, (SOFR plus 0.07%), 12/9/25 (LOC: Societe Generale SA)(2)	64,000,000	64,000,000
Verto Capital Compartment B, VRN, 4.20%, (SOFR plus 0.07%), 3/26/26 (LOC: Societe Generale SA)(2)	25,000,000	25,000,000
Verto Capital I Compartment A, VRN, 4.20%, (SOFR plus 0.07%), 3/26/26 (LOC: UBS AG)(2)	50,000,000	50,000,000
Verto Capital I Compartment C, VRN, 4.30%, (SOFR plus 0.17%), 3/19/26 (LOC: Citigroup Global Marketslimited)(2)	25,000,000	25,000,000
Verto Capital I Compartment C, VRN, 4.20%, (SOFR plus 0.07%), 3/25/26 (LOC: Citigroup Global Marketslimited)(2)	15,000,000	15,000,000
Washington Morgan Capital Co. LLC, VRN, 4.41%, (SOFR plus 0.28%), 12/29/25 (LOC: Goldman Sachs & Co.)(2)	17,500,000	17,500,000
Washington Morgan Capital Co. LLC, VRN, 4.41%, (SOFR plus 0.28%), 1/21/26 (LOC: Goldman Sachs & Co.)(2)	20,000,000	20,000,000
Washington Morgan Capital Co. LLC, Series A, VRN, 4.43%, (SOFR plus 0.30%), 12/19/25 (LOC: Goldman Sachs & Co.)(2)	37,500,000	37,500,000
Westpac Banking Corp., VRN, 4.39%, (SOFR plus 0.26%), 1/22/26	10,000,000	10,000,904
TOTAL COMMERCIAL PAPER		1,128,567,676
CORPORATE BONDS — 21.4%
412 Madison LLC, VRDN, 4.20%, 10/7/25 (LOC: FNMA)	21,220,000	21,220,000
500 Columbia Place LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	10,000,000	10,000,000

Schedule of Investments - Prime Money Market Fund

	Principal Amount	Value
AHI Fund II LLC, VRDN, 4.16%, 10/7/25 (LOC: PNC Bank N.A.)	$5,550,000	$5,550,000
Allen C Stonecipher Life Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	22,885,000	22,885,000
Anton Santa Cruz LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	15,245,000	15,245,000
Bank of Montreal, VRN, 4.56%, (1 yr. SOFR Swap plus 0.75%), 2/17/26	10,000,000	9,994,964
Barbour Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	11,000,000	11,000,000
Bellevue 10 Apartments LLC, VRDN, 4.24%, 10/10/25 (LOC: Northern Trust Company)	12,570,000	12,570,000
Campos Charitable Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,245,000	6,245,000
Champion Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,320,000	4,320,000
Citibank NA, 5.44%, 4/30/26	10,536,000	10,588,408
Cypress Bend Real Estate Development Co. LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,365,000	9,365,000
Foothill Garden NV Investors LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	12,950,000	12,950,000
General Secretariat of the Organization of American States, VRDN, 4.16%, 10/7/25 (LOC: Bank of America N.A.)	10,150,000	10,150,000
Gold River 659 LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	12,000,000	12,000,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	28,210,000	28,210,000
Jefferson Monrovia South LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	39,385,000	39,385,000
JH9053 Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	5,610,000	5,610,000
JoEllyn G Slott Family Trust, Series 2023, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,035,000	6,035,000
KDF Glenview LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 4.45%, 10/7/25 (LOC: BMO Bank N.A.)	5,370,000	5,370,000
Labcon North America, VRDN, 4.45%, 10/7/25 (LOC: BMO Bank N.A.)	1,845,000	1,845,000
Leo@cartersville LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	2,100,000	2,100,000
Morgan Stanley, 3.88%, 1/27/26	6,585,000	6,573,014
Ness Family Partners LP, VRDN, 4.45%, 10/7/25 (LOC: BMO Bank N.A.)	3,080,000	3,080,000
New York Life Global Funding, 0.85%, 1/15/26 (LOC: New York Life Insurance Company)(2)	1,580,000	1,563,853
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,780,000	9,780,000
Nuveen Credit Strategies Income Fund, VRDN, 4.25%, 10/7/25 (LOC: Societe Generale SA)(2)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 4.22%, 10/7/25 (LOC: Sumitomo Mitsui Banking)(2)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 4.27%, 10/7/25 (LOC: Toronto-Dominion Bank)(2)	42,500,000	42,500,000
Richard & Allison Leigh Insurance Trust, VRDN, 4.35%, 10/7/25 (LOC: Commerce Bank (Missouri))	5,575,000	5,575,000
Shil Park Irrevocable Life Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	15,000,000	15,000,000
SRM Culver City LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	23,280,000	23,280,000
SRMHayward LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	11,800,000	11,800,000
Steve Welch Family Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,265,000	6,265,000
Stobro Co. LP, VRDN, 4.25%, 10/7/25 (LOC: FHLB)	6,665,000	6,665,000
Sundowner Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,000,000	6,000,000
Supreme Satori Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	5,000,000	5,000,000
Synergy Colgan Creek LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	14,030,000	14,030,000
Toronto-Dominion Bank, 0.75%, 1/6/26	9,408,000	9,316,347
Trinity Mills Multifamily I Owner LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	11,070,000	11,070,000
UBS Group AG, 4.55%, 4/17/26	8,500,000	8,508,952
Uptown Newport Building Owner LP, VRDN, 4.25%, 10/7/25 (LOC: Landesbank Hessen-Thuringen Girozentrale)	16,085,000	16,085,000
Valencia Grove II LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	3,400,000	3,400,000
Wells Fargo Bank NA, 4.81%, 1/15/26	13,879,000	13,889,226
World Changers Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	3,575,000	3,575,000
TOTAL CORPORATE BONDS		533,594,764
MUNICIPAL SECURITIES — 17.5%
Allen Independent School District GO, Capital Appreciation, 4.22%, 2/15/26	2,200,000	2,165,119
City & County of San Francisco COP, VRDN, 4.42%, 10/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	18,000,000	18,000,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 4.66%, 1/5/26 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	65,250,000	65,250,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8909, 4.66%, 1/5/26 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	36,955,000	36,955,000

Schedule of Investments - Prime Money Market Fund

	Principal Amount	Value
Illinois Housing Development Authority Rev., (RMW Lake Shore LLC), VRDN, Series C-3, 4.10%, 10/7/25 (LOC: Wells Fargo Bank N.A.)	$10,000	$10,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2020-MIZ9043, 4.21%, 10/1/25 (LOC: Mizuho Bank Ltd.)(LIQ FAC: Mizuho Bank Ltd.)(GA: FHLMC)(2)	7,500,000	7,500,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2023-MIZ9147TX, 4.56%, 11/4/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	16,220,000	16,220,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9164TX, 4.31%, 11/4/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	48,450,000	48,450,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9172, 4.31%, 11/4/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	16,685,000	16,685,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.42%, 10/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Rev., Series A-2, 0.84%, 11/1/25	10,000,000	9,969,649
New York State Dormitory Authority Rev., VRDN, 4.42%, 10/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), VRDN, Series 2016-XFT910, 4.42%, 10/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	12,000,000	12,000,000
State of Connecticut GO, Series A, 5.13%, 3/15/26	5,000,000	5,017,452
Taxable Municipal Funding Trust Rev., VRDN, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(2)	6,298,000	6,298,000
Taxable Municipal Funding Trust Rev., VRDN, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(2)	13,750,000	13,750,000
Taxable Municipal Funding Trust Rev., VRDN, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(2)	21,449,000	21,449,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(2)	3,048,000	3,048,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(2)	37,000,000	37,000,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2025-004, 4.45%, 11/4/25 (LOC: Barclays Bank PLC)(2)	16,240,000	16,240,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.22%, 10/7/25 (LOC: Royal Bank of Canada)(2)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.25%, 10/7/25 (LOC: Barclays Bank PLC)(2)	17,498,699	17,498,699
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.27%, 10/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.27%, 10/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.27%, 10/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.27%, 10/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	12,125,000	12,125,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.36%, 10/7/25 (LIQ FAC: Mizhuho Capital Markets LLC)(LOC: Mizhuho Capital Markets LLC)(2)	3,400,000	3,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT907, 4.27%, 10/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	16,000,000	16,000,000
TOTAL MUNICIPAL SECURITIES		435,055,919
U.S. TREASURY SECURITIES(1) — 10.4%
U.S. Treasury Bills, 4.29%, 10/7/25	9,990,000	9,982,949
U.S. Treasury Bills, 4.21%, 11/13/25	15,000,000	14,929,650
U.S. Treasury Bills, 4.11%, 12/23/25	19,900,000	19,714,184
U.S. Treasury Bills, 4.17%, 1/2/26	20,000,000	19,798,946
U.S. Treasury Bills, 4.20%, 1/8/26	5,000,000	4,943,006
U.S. Treasury Bills, 4.18%, 1/15/26	5,000,000	4,939,271
U.S. Treasury Bills, 4.04%, 1/22/26	10,500,000	10,368,661
U.S. Treasury Bills, 3.99%, 2/12/26	5,000,000	4,926,672
U.S. Treasury Bills, 3.97%, 2/26/26	15,000,000	14,758,575
U.S. Treasury Notes, 0.75%, 3/31/26	10,000,000	9,842,303
U.S. Treasury Notes, 4.50%, 3/31/26	10,000,000	10,023,094
U.S. Treasury Notes, 2.38%, 4/30/26	10,000,000	9,894,548
U.S. Treasury Notes, 4.88%, 4/30/26	10,000,000	10,041,843
U.S. Treasury Notes, VRN, 4.14%, (3-month USBMMY plus 0.25%), 1/31/26	90,000,000	90,029,953
U.S. Treasury Notes, VRN, 4.05%, (3-month USBMMY plus 0.15%), 4/30/26	25,000,000	24,997,861
TOTAL U.S. TREASURY SECURITIES		259,191,516

Schedule of Investments - Prime Money Market Fund

	Principal Amount	Value
CERTIFICATES OF DEPOSIT — 5.6%
Bank of Montreal, VRN, 4.43%, (SOFR plus 0.30%), 3/9/26	$22,500,000	$22,500,000
Bank of Montreal, VRN, 4.43%, (SOFR plus 0.30%), 3/20/26	22,500,000	22,500,000
Canadian Imperial Bank of Commerce, VRN, 4.43%, (SOFR plus 0.30%), 4/16/26	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 4.43%, (SOFR plus 0.30%), 4/17/26	25,000,000	25,000,000
Nordea Bank Abp, 5.53%, 11/3/25	5,000,000	5,004,188
Toronto-Dominion Bank, 4.50%, 10/7/25(2)	2,000,000	1,999,989
Toronto-Dominion Bank, 4.39%, 1/23/26(2)	12,750,000	12,750,000
Toronto-Dominion Bank, VRN, 4.54%, (SOFR plus 0.38%), 1/22/26(2)	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		139,754,177
REPURCHASE AGREEMENTS — 1.1%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $26,900,536) at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $26,376,070),		26,373,000
TOTAL INVESTMENT SECURITIES — 101.3%		2,522,537,052
OTHER ASSETS AND LIABILITIES — (1.3)%		(33,256,495)
TOTAL NET ASSETS — 100.0%		$2,489,280,557

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,584,774,313, which represented 63.7% of total net assets.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Schedule of Investments - Short Duration Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 36.0%
Aerospace and Defense — 0.4%
Boeing Co., 2.20%, 2/4/26	$3,295,000	$3,270,461
Boeing Co., 6.30%, 5/1/29	1,490,000	1,581,682
		4,852,143
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	2,950,000	2,960,668
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	2,900,000	2,930,208
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,810,000	2,825,951
Hyundai Capital America, 5.95%, 9/21/26(1)	2,365,000	2,403,051
Hyundai Capital America, 4.875%, 11/1/27(1)	3,515,000	3,555,055
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,110,000	2,120,364
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	2,265,000	2,305,752
		19,101,049
Banks — 8.8%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,800,000	2,532,723
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,918,301
Banco Santander SA, VRN, 5.37%, 7/15/28	2,400,000	2,449,789
Bank of America Corp., VRN, 5.93%, 9/15/27	5,780,000	5,876,829
Bank of America Corp., VRN, 4.98%, 1/24/29	3,500,000	3,565,325
Bank of Montreal, VRN, 7.70%, 5/26/84	1,243,000	1,322,383
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	2,374,000	2,526,214
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,385,000	1,488,513
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	1,667,000	1,682,813
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	978,000	1,005,555
Citibank NA, 4.58%, 5/29/27	3,050,000	3,078,460
Citibank NA, VRN, 4.88%, 11/19/27	2,295,000	2,313,354
Citigroup, Inc., VRN, 4.64%, 5/7/28	2,915,000	2,935,626
Comerica, Inc., VRN, 5.98%, 1/30/30	2,830,000	2,945,605
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,740,000	1,737,606
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,650,000	1,737,344
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,973,165
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,850,000	1,965,025
HSBC USA, Inc., 4.65%, 6/3/28	2,138,000	2,168,707
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,420,000	4,180,837
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,104,000	1,113,736
KBC Group NV, VRN, 4.45%, 9/23/31(1)	3,907,000	3,887,804
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	2,855,000	2,906,776
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	495,000	502,632
National Bank of Canada, VRN, 5.60%, 7/2/27	3,150,000	3,181,740
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,213,000	2,024,948
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,486,872
Royal Bank of Canada, VRN, 4.97%, 1/24/29	2,285,000	2,324,648
Royal Bank of Canada, VRN, 4.50%, 8/6/29	3,074,000	3,098,638
Standard Chartered PLC, VRN, 5.55%, 1/21/29(1)	2,160,000	2,213,187
Synchrony Bank, 5.625%, 8/23/27	961,000	981,562
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	4,385,000	4,640,649
Truist Bank, VRN, 4.67%, 5/20/27	2,030,000	2,034,704
Truist Bank, VRN, 4.63%, 9/17/29	1,520,000	1,532,401
U.S. Bank NA, VRN, 4.51%, 10/22/27	3,300,000	3,311,085

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Wells Fargo & Co., VRN, 4.90%, 1/24/28	$2,310,000	$2,331,522
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,260,000	2,303,353
Zions Bancorp NA, VRN, 4.70%, 8/18/28	2,874,000	2,883,644
		97,164,075
Building Products — 0.2%
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,670,000	2,649,236
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28	3,130,000	3,174,542
Blue Owl Capital Corp., 3.40%, 7/15/26	2,365,000	2,343,983
Blue Owl Capital Corp., 5.95%, 3/15/29	395,000	402,759
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	2,760,000	2,796,066
Carlyle Secured Lending, Inc., 5.75%, 2/15/31(2)	1,719,000	1,710,146
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,014,934
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,210,000	1,149,389
Deutsche Bank AG, VRN, 4.875%, 12/1/32	1,615,000	1,614,363
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,956,898
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	860,000	864,697
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,875,000	2,901,727
Morgan Stanley, VRN, 4.99%, 4/12/29	1,487,000	1,516,880
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,529,992
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,250,000	2,238,969
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,950,000	2,893,244
State Street Corp., VRN, 3.03%, 11/1/34	3,750,000	3,521,606
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,225,000	3,306,310
		35,936,505
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,355,000	586,038
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	603,000	618,971
		1,205,009
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.50%, 9/18/26	2,260,000	2,288,155
Consumer Finance — 0.5%
American Express Co., VRN, 4.35%, 7/20/29	2,315,000	2,329,009
goeasy Ltd., 6.875%, 2/15/31(1)	1,138,000	1,103,267
OneMain Finance Corp., 6.125%, 5/15/30	645,000	653,672
OneMain Finance Corp., 6.50%, 3/15/33	1,134,000	1,137,209
		5,223,157
Diversified REITs — 1.2%
COPT Defense Properties LP, 4.50%, 10/15/30(2)	1,840,000	1,828,759
Kilroy Realty LP, 4.25%, 8/15/29	4,570,000	4,485,648
Kilroy Realty LP, 3.05%, 2/15/30	620,000	572,623
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,520,000	1,688,219
Piedmont Operating Partnership LP, 6.875%, 7/15/29	291,000	308,043
Vornado Realty LP, 2.15%, 6/1/26	4,382,000	4,302,586
		13,185,878
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,055,500
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,755,000	2,789,818
Sprint Capital Corp., 6.875%, 11/15/28	811,000	872,509
		5,717,827
Electric Utilities — 1.8%
Black Hills Corp., 4.55%, 1/31/31(2)	2,125,000	2,126,274
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,305,000	2,319,833

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Evergy Kansas Central, Inc., 4.70%, 3/13/28	$1,154,000	$1,168,790
Jersey Central Power & Light Co., 4.15%, 1/15/29(1)	1,834,000	1,832,434
Monongahela Power Co., 3.55%, 5/15/27(1)	5,027,000	4,984,251
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,877,000	1,931,260
Southern Co., Series B, VRN, 4.00%, 1/15/51	5,235,000	5,221,985
		19,584,827
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	4,340,000	4,361,593
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,722,000	2,658,850
Financial Services — 1.9%
Antares Holdings LP, 6.35%, 10/23/29(1)	1,090,000	1,115,090
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	4,415,000	4,517,205
Corebridge Global Funding, 4.45%, 10/2/30(1)(2)	3,640,000	3,638,385
Essent Group Ltd., 6.25%, 7/1/29	2,380,000	2,494,623
Nationwide Building Society, 4.35%, 9/30/30(1)	3,315,000	3,304,022
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	3,626,000	3,582,538
NMI Holdings, Inc., 6.00%, 8/15/29	2,270,000	2,348,973
		21,000,836
Food Products — 0.3%
Mars, Inc., 4.60%, 3/1/28(1)	2,893,000	2,928,999
Gas Utilities — 0.1%
Snam SpA, 5.00%, 5/28/30(1)	785,000	796,551
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,159,000	2,216,547
Health Care Providers and Services — 2.3%
Cardinal Health, Inc., 4.70%, 11/15/26	4,320,000	4,351,431
Centene Corp., 4.25%, 12/15/27	3,245,000	3,189,242
CVS Health Corp., 5.00%, 2/20/26	4,965,000	4,972,625
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,010,262
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,337,187
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	3,001,529
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,830,503
		25,692,779
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	687,000	700,159
Hyatt Hotels Corp., 5.05%, 3/30/28	2,695,000	2,739,512
Marriott International, Inc., 5.45%, 9/15/26	3,845,000	3,894,053
		7,333,724
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,980,000	2,009,316
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,190,000	2,216,630
Insurance — 1.3%
Athene Global Funding, 5.35%, 7/9/27(1)	732,000	745,946
F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,535,000	3,687,638
Fortitude Global Funding, 4.625%, 10/6/28(1)(2)	1,842,000	1,844,152
GA Global Funding Trust, 2.25%, 1/6/27(1)	3,600,000	3,512,500
GA Global Funding Trust, 4.40%, 9/23/27(1)	2,865,000	2,871,976
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,375,000	1,355,045
		14,017,257

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
IT Services — 0.2%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$1,809,000	$1,724,634
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	4,130,000	4,135,727
Illumina, Inc., 4.65%, 9/9/26	2,661,000	2,674,102
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	2,290,000	2,317,117
		9,126,946
Media — 1.2%
Lamar Media Corp., 3.75%, 2/15/28	2,885,000	2,807,366
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,710,000	2,647,324
Paramount Global, 2.90%, 1/15/27	2,387,000	2,338,858
Paramount Global, 4.95%, 1/15/31	1,610,000	1,591,999
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	960,000	928,415
TEGNA, Inc., 4.625%, 3/15/28	2,795,000	2,751,401
		13,065,363
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,759,000	2,894,645
Multi-Utilities — 0.6%
Ameren Corp., 5.70%, 12/1/26	2,175,000	2,209,794
WEC Energy Group, Inc., 4.75%, 1/9/26	4,935,000	4,940,679
		7,150,473
Oil, Gas and Consumable Fuels — 2.5%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,430,000	4,495,487
Enbridge, Inc., 5.90%, 11/15/26	2,940,000	2,992,456
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,800,000	3,817,279
Energy Transfer LP, 5.625%, 5/1/27(1)	3,335,000	3,336,526
Expand Energy Corp., 6.75%, 4/15/29(1)	252,000	254,652
Petroleos Mexicanos, 5.35%, 2/12/28	1,529,000	1,523,570
Petroleos Mexicanos, 5.95%, 1/28/31	6,050,000	5,863,869
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	1,592,000	1,604,242
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,485,000	1,538,118
Williams Cos., Inc., 5.40%, 3/2/26	1,925,000	1,933,879
		27,360,078
Passenger Airlines — 0.8%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	108,245	107,628
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,695,073	3,699,843
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	158,000	157,810
United Airlines, Inc., 4.375%, 4/15/26(1)	3,025,000	3,022,956
United Airlines, Inc., 4.625%, 4/15/29(1)	1,615,000	1,591,492
		8,579,729
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,010,000	2,037,065
EMD Finance LLC, 4.375%, 10/15/30(1)	1,557,000	1,557,417
		3,594,482
Retail REITs — 0.1%
Realty Income Corp., 3.95%, 2/1/29(2)	1,610,000	1,602,478
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom, Inc., 4.80%, 4/15/28	3,340,000	3,402,104
Intel Corp., 4.875%, 2/10/26	3,510,000	3,517,549
		6,919,653
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	2,253,000	2,305,398

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Oracle Corp., 4.45%, 9/26/30	$3,311,000	$3,310,138
Synopsys, Inc., 4.65%, 4/1/28	1,675,000	1,694,039
		7,309,575
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	2,685,000	2,687,723
Specialty Retail — 0.8%
Home Depot, Inc., 5.15%, 6/25/26	6,585,000	6,645,097
Lowe's Cos., Inc., 3.10%, 5/3/27	2,145,000	2,114,613
		8,759,710
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC/EMC Corp., 4.15%, 2/15/29(2)	2,175,000	2,170,279
Western Digital Corp., 2.85%, 2/1/29	2,054,000	1,933,497
		4,103,776
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 5.50%, 7/15/27(1)	799,000	797,599
TOTAL CORPORATE BONDS (Cost $393,611,627)		397,817,807
U.S. TREASURY SECURITIES — 23.4%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	2,611,050	2,695,775
U.S. Treasury Notes, 0.75%, 4/30/26(3)	15,000,000	14,738,107
U.S. Treasury Notes, 4.625%, 9/15/26	23,500,000	23,698,464
U.S. Treasury Notes, 0.875%, 9/30/26(3)	1,000,000	972,462
U.S. Treasury Notes, 4.375%, 12/15/26	18,000,000	18,143,437
U.S. Treasury Notes, 3.875%, 7/31/27	6,300,000	6,326,455
U.S. Treasury Notes, 3.875%, 3/15/28	24,000,000	24,154,687
U.S. Treasury Notes, 3.875%, 6/15/28	80,000,000	80,534,375
U.S. Treasury Notes, 4.00%, 6/30/28(3)	1,000,000	1,009,941
U.S. Treasury Notes, 3.375%, 9/15/28	41,000,000	40,722,930
U.S. Treasury Notes, 3.75%, 12/31/28	39,000,000	39,131,016
U.S. Treasury Notes, 4.125%, 3/31/29	6,000,000	6,092,461
TOTAL U.S. TREASURY SECURITIES (Cost $257,664,893)		258,220,110
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
Private Sponsor Collateralized Mortgage Obligations — 13.3%
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	718,869	654,334
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	569,105	517,564
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	255,254	250,313
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	2,929,187	2,968,815
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	3,215,043	3,257,777
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,926,018	1,928,654
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	3,214,282	3,231,804
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,265,025	1,268,542
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	4,075,000	4,117,653
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	5,645,258	5,683,991
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	522	524
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	2,659,728	2,676,154
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	373,158	357,555
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	4,345,871	4,400,764
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	4,432,929	4,475,443
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	5,708,175	5,752,037
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	2,960,986	3,005,855
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	4,142,731	4,164,506
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.60%, 10/25/29(1)	29,738	29,284

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	$227,319	$214,907
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,548,057	2,188,222
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	3,609,996	3,632,320
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	3,025,433	3,039,101
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,165,795	2,171,665
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	4,525,581	4,590,469
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	1,817,869	1,834,261
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	2,041,447	2,056,538
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	2,141,553	2,144,832
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	2,715,463	2,756,124
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	2,904,609	2,918,600
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	4,294,545	4,333,843
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4A, SEQ, VRN, 5.50%, 9/25/55(1)	4,662,914	4,690,446
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A2, 5.77%, 9/25/65(1)	3,854,699	3,886,846
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	2,063,677	2,094,699
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	1,866,839	1,890,504
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	6,493,425	6,539,958
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	1,945,872	1,976,985
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	5,135,720	5,166,743
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	3,771,172	3,795,281
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	4,166,108	4,179,804
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(1)	4,848,042	4,874,269
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,103,754	1,106,658
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	2,215,602	2,250,026
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	1,218,581	1,229,400
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	5,290,634	5,330,898
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(1)	2,087,946	2,106,834
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	2,642,681	2,672,664
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	1,205,325	1,207,751
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	1,726,205	1,734,321
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	2,419,538	2,431,046
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	3,369,165	3,394,565
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.88%, 3/25/64(1)	3,627,848	3,688,979
		146,871,128
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.21%, (30-day average SOFR plus 0.85%), 11/25/41(1)	1,319,025	1,318,353
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.51%, (30-day average SOFR plus 2.15%), 9/25/42(1)	804,694	809,332
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.36%, (30-day average SOFR plus 2.00%), 6/25/43(1)	1,474,880	1,481,693
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	7,589,917	7,558,137
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	12,653,314	12,491,206
FNMA, Series 2006-60, Class KF, VRN, 4.77%, (30-day average SOFR plus 0.41%), 7/25/36	208,001	206,505
FNMA, Series 2009-33, Class FB, VRN, 5.29%, (30-day average SOFR plus 0.93%), 3/25/37	213,105	214,517
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	7,499,178	1,307,153
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	4,387,589	670,128
FNMA, Series 2022-R09, Class 2M1, VRN, 6.86%, (30-day average SOFR plus 2.50%), 9/25/42(1)	932,788	946,112
FNMA, Series 2023-R04, Class 1M1, VRN, 6.66%, (30-day average SOFR plus 2.30%), 5/25/43(1)	1,881,740	1,921,410
FNMA, Series 2024-R02, Class 1M1, VRN, 5.46%, (30-day average SOFR plus 1.10%), 2/25/44(1)	1,448,051	1,447,657
FNMA, Series 2024-R03, Class 2M1, VRN, 5.51%, (30-day average SOFR plus 1.15%), 3/25/44(1)	1,340,688	1,341,496
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,433,579	339,609
		32,053,308
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,976,411)		178,924,436

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
CONVERTIBLE PREFERRED SECURITIES — 6.2%
Banks — 5.7%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	3,565,000	$3,614,172
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,602,268
Banco Santander SA, 4.75%	5,000,000	4,918,930
Barclays PLC, 6.125%	3,005,000	3,008,830
Barclays PLC, 8.00%	1,645,000	1,743,505
BNP Paribas SA, 4.625%(1)	2,058,000	2,027,922
BNP Paribas SA, 8.50%(1)	3,488,000	3,731,121
Danske Bank AS, 4.375%	5,223,000	5,193,572
HSBC Holdings PLC, 6.00%	3,922,000	3,941,971
HSBC Holdings PLC, 6.875%	688,000	715,850
ING Groep NV, 5.75%	4,555,000	4,574,154
ING Groep NV, 7.50%	3,312,000	3,446,060
Lloyds Banking Group PLC, 6.75%	1,982,000	2,013,920
Macquarie Bank Ltd., 6.125%(1)	3,037,000	3,088,140
NatWest Group PLC, 6.00%	5,800,000	5,829,307
Nordea Bank Abp, 6.625%(1)	3,960,000	3,984,988
Skandinaviska Enskilda Banken AB, 6.875%	2,200,000	2,259,584
Societe Generale SA, 4.75%(1)	815,000	808,417
Societe Generale SA, 9.375%(1)	3,920,000	4,208,488
Svenska Handelsbanken AB, 4.375%	1,200,000	1,182,251
		62,893,450
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	5,035,000	5,567,169
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $67,358,084)		68,460,619
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.42%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	$4,370,000	68,828
BX Trust, Class C, 3.86%, 12/9/41(1)	5,000,000	4,765,373
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.34%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,094,823	3,097,229
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.23%, 4/25/48(1)	15,773,000	15,691,315
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.31%, 4/25/49(1)	11,009,000	10,956,644
FREMF Mortgage Trust, Series 2017-K69, Class B, VRN, 3.85%, 10/25/49(1)	4,920,000	4,837,317
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,279,029
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.24%, 6/10/33(1)	4,621,000	4,708,364
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class D, VRN, 5.84%, 11/5/41(1)	5,000,000	5,036,438
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,407,263
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	4,000,000	4,010,295
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $64,095,369)		59,858,095
ASSET-BACKED SECURITIES — 5.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,456,005
BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, SEQ, 5.93%, 8/15/31(1)	5,500,000	5,517,204
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	103,695	105,287
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	5,062,733	4,946,442
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	2,934,212	2,972,099
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,885,191
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	265,517	245,812
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	4,047,000	4,072,371
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	319,311	316,863
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	3,395,734
NMEF Funding LLC, Series 2025-B, Class D, 5.47%, 1/18/33(1)	3,000,000	3,022,379

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	$3,048,907	$3,082,085
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,280,827	1,297,274
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	1,206,448	1,227,100
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	1,930,682	1,957,943
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,749,738
Service Experts Issuer LLC, Series 2025-1A, Class A, SEQ, 5.38%, 1/20/37(1)	3,369,223	3,388,280
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	195,242	193,920
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	2,471,471	2,490,702
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	3,721,075	3,793,772
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	3,539,352	3,542,968
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	3,285,319	3,290,564
TOTAL ASSET-BACKED SECURITIES (Cost $59,354,384)		58,949,733
PREFERRED SECURITIES — 3.2%
Banks — 1.0%
Bank of America Corp., 4.375%	2,375,000	2,338,708
Bank of America Corp., 6.25%	2,655,000	2,691,311
Citigroup, Inc., 3.875%	3,024,000	2,999,406
Citigroup, Inc., 6.25%	2,645,000	2,664,885
M&T Bank Corp., 5.125%	128,000	128,189
		10,822,499
Capital Markets — 0.9%
Charles Schwab Corp., 4.00%	3,485,000	3,449,648
Goldman Sachs Group, Inc., 3.80%	3,320,000	3,284,589
Goldman Sachs Group, Inc., 7.38%	3,353,000	3,390,275
		10,124,512
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,875,000	1,731,285
Multi-Utilities — 0.2%
Sempra, 4.875%	2,489,000	2,491,688
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	3,990,000	4,019,167
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	2,800,000	2,767,721
Aircastle Ltd., 5.25%(1)	3,886,000	3,869,443
		6,637,164
TOTAL PREFERRED SECURITIES (Cost $35,573,769)		35,826,315
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.61%, (1-month SOFR plus 1.46%), 11/15/36(1)	$1,235,801	1,236,437
AREII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.88%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,400,000	2,402,242
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A1R, VRN, 5.88%, (3-month SOFR plus 1.55%), 4/20/37(1)	3,000,000	3,005,865
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR2, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/15/38(1)	6,250,000	6,276,136
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(1)	1,400,000	1,403,254
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.82%, (3-month SOFR plus 1.50%), 1/15/38(1)	1,825,000	1,830,209
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.13%, (3-month SOFR plus 1.80%), 10/20/34(1)	5,700,000	5,713,695
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,792,061)		21,867,838
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 6.25%, (3-month SOFR plus 2.25%), 3/22/30 (Cost $993,233)	992,463	992,606

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,658,571	$38,658,571
Treasury Bills(7) — 1.2%
U.S. Treasury Bills, 3.86%, 8/6/26	$13,300,000	12,895,395
TOTAL SHORT-TERM INVESTMENTS (Cost $51,536,129)		51,553,966
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $1,128,955,960)		1,132,471,525
OTHER ASSETS AND LIABILITIES — (2.5)%		(27,526,920)
TOTAL NET ASSETS — 100.0%		$1,104,944,605

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	118	December 2025	$12,885,047	$(2,152)
U.S. Treasury 10-Year Notes	249	December 2025	28,012,500	60,530
U.S. Treasury 10-Year Ultra Notes	36	December 2025	4,142,812	(9,633)
			$45,040,359	$48,745
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$16,200,000	$(1,115,502)	$(198,642)	$(1,314,144)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $439,853,439, which represented 39.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,831,789.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Short Duration Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$397,817,807	—
U.S. Treasury Securities	—	258,220,110	—
Collateralized Mortgage Obligations	—	178,924,436	—
Convertible Preferred Securities	—	68,460,619	—
Commercial Mortgage-Backed Securities	—	59,858,095	—
Asset-Backed Securities	—	58,949,733	—
Preferred Securities	—	35,826,315	—
Collateralized Loan Obligations	—	21,867,838	—
Bank Loan Obligations	—	992,606	—
Short-Term Investments	$38,658,571	12,895,395	—
	$38,658,571	$1,093,812,954	—
Other Financial Instruments
Futures Contracts	$60,530	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$11,785	—	—
Swap Agreements	—	$1,314,144	—
	$11,785	$1,314,144	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Interest Rate	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$6,033	$6,033
Payable for variation margin on swap agreements*	$2,845	—	2,845
			$8,878
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$582,985	$582,985
Swap agreement transactions	$(71,648)	—	(71,648)
			$511,337
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$(253,174)	$(253,174)
Swap agreements	$(198,642)	—	(198,642)
			$(451,816)

See Notes to Financial Statements.

Schedule of Investments - Short Duration Inflation Protection Bond Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 81.2%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	$6,407,640	$6,523,164
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	30,279,523	32,223,814
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	30,093,000	31,453,749
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	21,615,990	23,640,169
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	70,459,716	70,076,855
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	64,326,535	63,839,847
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	229,516,490	226,385,931
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	33,939,934	33,715,856
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	31,407,552	31,917,681
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	37,325,310	36,900,184
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	100,108,079	100,509,850
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	55,982,760	55,735,396
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	49,359,960	51,423,736
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,984,750	31,748,990
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	120,682,731	124,598,711
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	106,843,032	103,677,783
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	32,391,438	33,041,805
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	8,161,465	7,794,364
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30	42,622,440	43,289,387
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	75,120,008	71,446,172
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	26,938,679	25,165,574
TOTAL U.S. TREASURY SECURITIES (Cost $1,193,105,417)		1,205,109,018
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,668,002	1,688,043
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	5,337,713	5,373,954
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	2,806,559	2,829,064
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.53%, 6/25/36	127,829	84,225
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	4,834,532	4,864,428
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	3,337,639	3,376,916
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	3,907,131	3,924,781
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	2,795,565	2,803,142
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	5,815,854	5,899,241
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	2,334,715	2,355,767
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	2,789,555	2,810,175
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	1,805,233	1,816,172
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	2,859,678	2,864,058
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	1,477,332	1,481,220
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	1,558,103	1,561,240
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	2,245,742	2,256,301
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	3,230,416	3,245,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,889,614)		49,234,509
EXCHANGE-TRADED FUNDS — 3.1%
iShares 0-5 Year High Yield Corporate Bond ETF	535,600	23,191,480
SPDR Bloomberg Short Term High Yield Bond ETF	905,800	23,188,480
TOTAL EXCHANGE-TRADED FUNDS (Cost $46,033,412)		46,379,960

Schedule of Investments - Short Duration Inflation Protection Bond Fund

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
GNMA, 5.50%, TBA (Cost $45,775,754)	$45,277,000	$45,621,039
CORPORATE BONDS — 2.9%
Aerospace and Defense — 0.3%
Boeing Co., 2.20%, 2/4/26	1,850,000	1,836,222
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,506,899
		4,343,121
Banks — 0.6%
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,752,000	1,767,450
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,504,131
Wells Fargo & Co., VRN, 4.97%, 4/23/29	3,010,000	3,067,740
		9,339,321
Capital Markets — 0.4%
Morgan Stanley, VRN, 4.99%, 4/12/29	1,974,000	2,013,666
State Street Corp., VRN, 3.03%, 11/1/34	4,155,000	3,901,940
		5,915,606
Electric Utilities — 0.0%
Southern Co., Series B, VRN, 4.00%, 1/15/51	642,000	640,404
Insurance — 1.0%
Athene Global Funding, 4.86%, 8/27/26(2)	4,340,000	4,369,423
Athene Global Funding, 5.35%, 7/9/27(2)	3,297,000	3,359,814
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,731,945
GA Global Funding Trust, 4.40%, 9/23/27(2)	4,540,000	4,551,054
		15,012,236
Media — 0.3%
Sirius XM Radio LLC, 3.125%, 9/1/26(2)	3,825,000	3,775,949
Oil, Gas and Consumable Fuels — 0.3%
Petroleos Mexicanos, 5.35%, 2/12/28	1,583,000	1,577,378
Petroleos Mexicanos, 6.84%, 1/23/30	452,000	460,040
Petroleos Mexicanos, 5.95%, 1/28/31	1,665,000	1,613,776
		3,651,194
TOTAL CORPORATE BONDS (Cost $41,865,900)		42,677,831
CONVERTIBLE PREFERRED SECURITIES — 2.1%
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,602,268
Barclays PLC, 6.125%	2,853,000	2,856,636
Barclays PLC, 8.00%	1,722,000	1,825,116
BNP Paribas SA, 8.50%(2)	1,000,000	1,069,702
HSBC Holdings PLC, 6.00%	3,138,000	3,153,979
HSBC Holdings PLC, 6.875%	717,000	746,024
Lloyds Banking Group PLC, 6.75%	2,268,000	2,304,526
Macquarie Bank Ltd., 6.125%(2)	1,423,000	1,446,962
NatWest Group PLC, 6.00%	1,800,000	1,809,095
Nordea Bank Abp, 6.625%(2)	4,480,000	4,508,269
Societe Generale SA, 4.75%(2)	765,000	758,821
Societe Generale SA, 9.375%(2)	725,000	778,356
Svenska Handelsbanken AB, 4.375%	1,200,000	1,182,251
		25,042,005
Capital Markets — 0.4%
Deutsche Bank AG, 6.00%	2,600,000	2,606,531

Schedule of Investments - Short Duration Inflation Protection Bond Fund

		Principal Amount/Shares	Value
UBS Group AG, 9.25%(2)		2,835,000	$3,134,642
			5,741,173
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $30,495,957)			30,783,178
ASSET-BACKED SECURITIES — 2.0%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)		$3,896,510	3,776,063
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)		7,825,000	7,640,662
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)		7,000,000	4,754,027
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)		3,650,000	3,751,979
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)		2,903,030	2,912,181
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)		2,037,967	2,065,260
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)		5,102,092	5,201,770
TOTAL ASSET-BACKED SECURITIES (Cost $31,220,270)			30,101,942
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
United Kingdom — 1.7%
U.K. Gilts, 4.375%, 3/7/30	GBP	3,000,000	4,073,996
U.K. Inflation-Linked Gilts, 0.125%, 3/22/26	GBP	15,729,400	20,915,205
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,223,139)			24,989,201
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57		$6,467,000	6,753,898
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		3,477,000	3,674,654
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		1,700,000	1,789,818
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57		6,045,000	6,390,481
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)		3,358,000	3,079,995
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,436,687)			21,688,846
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.82%, (3-month SOFR plus 1.50%), 1/15/38(2)		2,350,000	2,356,708
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.32%, (3-month SOFR plus 2.00%), 4/15/31(2)		2,250,000	2,255,471
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,600,000)			4,612,179
PREFERRED SECURITIES — 0.3%
Banks — 0.3%
Citigroup, Inc., 4.00% (Cost $4,206,668)		4,256,000	4,244,625
BANK LOAN OBLIGATIONS(3) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 6.25%, (3-month SOFR plus 2.25%), 3/22/30 (Cost $1,168,653)		$1,163,166	1,163,334
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper(4) — 1.3%
HQLA Funding LLC, Series CHAM, 4.22%, 10/1/25 (LOC: Credit Agricole Corporate and Investment Bank)(2) (Cost $19,800,000)		19,800,000	19,797,711
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $1,513,821,471)			1,526,403,373
OTHER ASSETS AND LIABILITIES — (2.8)%			(41,778,929)
TOTAL NET ASSETS — 100.0%			$1,484,624,444

Schedule of Investments - Short Duration Inflation Protection Bond Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,162,818	GBP	18,568,823	Morgan Stanley & Co. LLC	12/17/25	$187,090

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	479	December 2025	$52,304,555	$(4,676)
U.S. Treasury 10-Year Notes	1	December 2025	112,500	(1,064)
			$52,417,055	$(5,740)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	150	December 2025	$31,259,766	$98,145
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	$476	$2,017,240	$2,017,716
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	642	683,224	683,866
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	437	144,299	144,736
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	495	154,605	155,100
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	496	154,604	155,100
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	455	79,484	79,939
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	470	123,301	123,771
CPURNSA	Receive	2.56%	2/4/30	$5,300,000	462	30,886	31,348
CPURNSA	Receive	2.61%	4/7/30	$12,000,000	518	2,835	3,353
CPURNSA	Receive	2.43%	4/8/30	$12,000,000	518	102,692	103,210
CPURNSA	Receive	2.66%	8/4/30	$30,500,000	665	13,564	14,229
					$5,634	$3,506,734	$3,512,368

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,595,733.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $139,733,947, which represented 9.4% of total net assets.

Schedule of Investments - Short Duration Inflation Protection Bond Fund

(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,205,109,018	—
Collateralized Mortgage Obligations	—	49,234,509	—
Exchange-Traded Funds	$46,379,960	—	—
U.S. Government Agency Mortgage-Backed Securities	—	45,621,039	—
Corporate Bonds	—	42,677,831	—
Convertible Preferred Securities	—	30,783,178	—
Asset-Backed Securities	—	30,101,942	—
Sovereign Governments and Agencies	—	24,989,201	—
Commercial Mortgage-Backed Securities	—	21,688,846	—
Collateralized Loan Obligations	—	4,612,179	—
Preferred Securities	—	4,244,625	—
Bank Loan Obligations	—	1,163,334	—
Short-Term Investments	—	19,797,711	—
	$46,379,960	$1,480,023,413	—
Other Financial Instruments
Futures Contracts	$98,145	—	—
Swap Agreements	—	$3,512,368	—
Forward Foreign Currency Exchange Contracts	—	187,090	—
	$98,145	$3,699,458	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,740	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$2,287	—	$2,287
Unrealized appreciation on forward foreign currency exchange contracts	$187,090	—	—	187,090
				$189,377
Liability Derivatives:
Payable for variation margin on swap agreements*	—	—	$25,625	$25,625
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Short Duration Inflation Protection Bond Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$13,462	—	—	$13,462
Futures contract transactions	—	$1,544,594	—	1,544,594
Swap agreement transactions	—	—	$5,158,068	5,158,068
				$6,716,124
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$187,090	—	—	$187,090
Futures contracts	—	$(430,742)	—	(430,742)
Swap agreements	—	—	$(5,698,572)	(5,698,572)
				$(5,942,224)

See Notes to Financial Statements.

Schedule of Investments - Short Duration Strategic Income Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 44.0%
Aerospace and Defense — 1.4%
Boeing Co., 6.30%, 5/1/29	$4,944,000	$5,248,213
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,285,000	2,284,043
TransDigm, Inc., 4.625%, 1/15/29	1,545,000	1,515,387
TransDigm, Inc., 4.875%, 5/1/29	1,545,000	1,523,506
		10,571,149
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,937,997
Automobiles — 1.6%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,025,000	3,035,939
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,545,937
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,665,043
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	3,650,000	3,700,014
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	1,150,000	1,155,649
		12,102,582
Banks — 8.5%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	3,000,000	2,713,632
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,459,151
Bank of Montreal, VRN, 7.70%, 5/26/84	2,814,000	2,993,713
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	1,671,000	1,778,140
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	880,000	945,770
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	2,081,000	2,100,740
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	557,000	572,693
Citibank NA, 4.58%, 5/29/27	2,165,000	2,185,202
Citigroup, Inc., VRN, 4.64%, 5/7/28	1,890,000	1,903,373
Comerica, Inc., VRN, 5.98%, 1/30/30	1,600,000	1,665,360
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	3,305,000	3,300,452
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	785,000	832,100
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	364,316
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,390,836
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,044,689
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,187,000	3,960,444
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	544,000	548,797
KBC Group NV, VRN, 4.45%, 9/23/31(1)	2,528,000	2,515,579
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,040,000	4,113,267
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	485,000	492,478
National Bank of Canada, VRN, 5.60%, 7/2/27	1,580,000	1,595,920
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,310,000	2,113,706
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,080,000	3,101,038
Royal Bank of Canada, VRN, 4.97%, 1/24/29	2,110,000	2,146,611
Royal Bank of Canada, VRN, 4.50%, 8/6/29	2,011,000	2,027,118
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	3,620,000	3,831,049
Truist Bank, VRN, 4.67%, 5/20/27	1,470,000	1,473,406
Truist Bank, VRN, 4.63%, 9/17/29	980,000	987,996
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	1,458,000	1,481,077
UWM Holdings LLC, 6.25%, 3/15/31(1)	635,000	632,373
Wells Fargo & Co., VRN, 4.90%, 1/24/28	1,520,000	1,534,162
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,465,000	1,493,103
Zions Bancorp NA, VRN, 4.70%, 8/18/28	3,801,000	3,813,754
		65,112,045

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$2,020,000	$1,901,370
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,660,000	2,639,313
		4,540,683
Capital Markets — 4.8%
Ares Strategic Income Fund, 5.70%, 3/15/28	1,635,000	1,658,267
Blackstone Private Credit Fund, 5.95%, 7/16/29	880,000	905,704
Blue Owl Capital Corp., 3.40%, 7/15/26	1,920,000	1,902,937
Blue Owl Capital Corp., 5.95%, 3/15/29	515,000	525,116
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,363,095
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	2,228,000	2,257,114
Carlyle Secured Lending, Inc., 5.75%, 2/15/31(2)	1,425,000	1,417,661
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,014,934
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,475,000	1,401,114
Deutsche Bank AG, VRN, 4.875%, 12/1/32	3,878,000	3,876,470
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,611,563
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,384,305
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,225,000	1,231,690
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,965,000	1,983,268
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	410,000	407,970
Morgan Stanley, VRN, 4.99%, 4/12/29	968,000	987,451
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	1,435,000	1,427,965
Northern Trust Corp., VRN, 3.375%, 5/8/32	3,892,000	3,817,120
State Street Corp., VRN, 3.03%, 11/1/34	2,480,000	2,328,956
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,125,000	3,203,789
		36,706,489
Chemicals — 0.2%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,472,000	636,640
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	631,000	238,272
Celanese U.S. Holdings LLC, 6.67%, 7/15/27	602,000	617,944
		1,492,856
Commercial Services and Supplies — 0.3%
Deluxe Corp., 8.125%, 9/15/29(1)	1,834,000	1,917,385
Construction and Engineering — 0.4%
Mexico City Airport Trust, 3.875%, 4/30/28(1)	2,802,000	2,741,575
Consumer Finance — 1.0%
American Express Co., VRN, 4.35%, 7/20/29	1,880,000	1,891,377
goeasy Ltd., 6.875%, 2/15/31(1)	791,000	766,858
OneMain Finance Corp., 6.125%, 5/15/30	555,000	562,462
OneMain Finance Corp., 6.50%, 3/15/33	763,000	765,159
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	3,360,000	3,359,671
		7,345,527
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	3,745,000	3,726,746
Diversified REITs — 2.1%
Brandywine Operating Partnership LP, 6.125%, 1/15/31(2)	2,285,000	2,282,715
COPT Defense Properties LP, 4.50%, 10/15/30(2)	1,250,000	1,242,363
Kilroy Realty LP, 4.25%, 8/15/29	2,705,000	2,655,072
Kilroy Realty LP, 3.05%, 2/15/30	455,000	420,231
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	1,353,000	1,438,681
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,123,000	1,247,283
Piedmont Operating Partnership LP, 6.875%, 7/15/29	240,000	254,056
Trust Fibra Uno, 4.87%, 1/15/30(1)	3,566,000	3,498,543

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Vornado Realty LP, 2.15%, 6/1/26	$3,260,000	$3,200,920
		16,239,864
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,759,671
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	3,439,000	3,628,458
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,549,215
		6,937,344
Electric Utilities — 2.1%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	501,000	502,135
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	562,000	561,436
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	563,000	565,199
Black Hills Corp., 4.55%, 1/31/31(2)	2,893,000	2,894,735
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,594,000	1,604,257
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56(2)	1,900,000	1,893,400
Evergy Kansas Central, Inc., 4.70%, 3/13/28	771,000	780,881
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	743,000	749,923
Jersey Central Power & Light Co., 4.15%, 1/15/29(1)	1,902,000	1,900,376
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,325,000	1,363,303
Southern Co., Series B, VRN, 4.00%, 1/15/51	3,485,000	3,476,336
		16,291,981
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,532,538
Energy Equipment and Services — 0.2%
Enerflex Ltd., 9.00%, 10/15/27(1)	1,780,000	1,818,583
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,114,000	2,064,955
Financial Services — 2.3%
Antares Holdings LP, 6.35%, 10/23/29(1)	2,730,000	2,792,839
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	1,955,000	2,000,257
Corebridge Global Funding, 4.45%, 10/2/30(1)(2)	2,505,000	2,503,889
Essent Group Ltd., 6.25%, 7/1/29	2,010,000	2,106,804
Nationwide Building Society, 4.35%, 9/30/30(1)	2,280,000	2,272,449
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	2,887,000	2,852,396
NMI Holdings, Inc., 6.00%, 8/15/29	1,600,000	1,655,664
Rocket Cos., Inc., 6.125%, 8/1/30(1)	755,000	775,426
Rocket Cos., Inc., 6.375%, 8/1/33(1)	635,000	656,186
		17,615,910
Gas Utilities — 0.2%
Excelerate Energy LP, 8.00%, 5/15/30(1)	258,000	274,833
Snam SpA, 5.00%, 5/28/30(1)	940,000	953,832
		1,228,665
Ground Transportation — 0.3%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	2,200,000	2,200,702
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,888,000	1,938,324
Health Care Providers and Services — 1.0%
IQVIA, Inc., 5.00%, 5/15/27(1)	2,250,000	2,245,784
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,472,559
Tenet Healthcare Corp., 6.25%, 2/1/27	2,190,000	2,191,116
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,112,539
		8,021,998
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/28(1)(3)	2,827,000	2,494,615

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp., 5.125%, 5/1/29(1)(2)	$568,000	$568,000
Hyatt Hotels Corp., 5.05%, 3/30/28	2,500,000	2,541,292
		3,109,292
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	960,006
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,415,416
		2,375,422
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,062,000	1,081,617
Insurance — 2.0%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	2,085,000	2,184,090
Athene Global Funding, 5.35%, 7/9/27(1)	437,000	445,326
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,410,000	2,514,062
Fortitude Global Funding, 4.625%, 10/6/28(1)(2)	1,268,000	1,269,481
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,585,590
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,593,871
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,970,974
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	2,795,000	2,745,816
		15,309,210
IT Services — 0.3%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,369,107
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,275,257
Life Sciences Tools and Services — 0.6%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,594,979
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,297,356
		4,892,335
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,060,000	2,047,804
Lamar Media Corp., 3.75%, 2/15/28	1,935,000	1,882,930
Nexstar Media, Inc., 4.75%, 11/1/28(1)	3,860,000	3,770,727
Paramount Global, 2.90%, 1/15/27	3,113,000	3,050,216
Paramount Global, 4.95%, 1/15/31	1,876,000	1,855,025
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,185,000	1,146,013
TEGNA, Inc., 4.625%, 3/15/28	1,975,000	1,944,192
		15,696,907
Metals and Mining — 0.2%
CSN Inova Ventures, 6.75%, 1/28/28(1)	1,541,000	1,498,064
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,287,000	2,399,440
Multi-Utilities — 0.8%
CenterPoint Energy, Inc., VRN, 5.95%, (5-year H15T5Y plus 2.22%), 4/1/56(2)	1,900,000	1,904,750
Dominion Energy, Inc., VRN, 6.00%, 2/15/56	1,900,000	1,915,694
Sempra, VRN, 4.125%, 4/1/52	2,657,000	2,591,831
		6,412,275
Oil, Gas and Consumable Fuels — 2.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,400,898
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,720,000	3,736,915
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,550,709
Expand Energy Corp., 6.75%, 4/15/29(1)	285,000	287,999
Petroleos Mexicanos, 5.35%, 2/12/28	945,000	941,644

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Petroleos Mexicanos, 5.95%, 1/28/31	$5,555,000	$5,384,098
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	1,631,000	1,643,542
Sunoco LP, 5.875%, 3/15/34(1)	1,572,000	1,559,372
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,860,000	1,926,532
		18,431,709
Passenger Airlines — 1.5%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	1,135,417	1,134,506
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	69,092	68,699
American Airlines, Inc., 7.25%, 2/15/28(1)	1,495,000	1,532,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,977,191	2,981,034
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	87,750	87,644
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	1,630,000	1,631,875
Latam Airlines Group SA, 7.875%, 4/15/30(1)	575,000	598,978
United Airlines, Inc., 4.375%, 4/15/26(1)	2,105,000	2,103,577
United Airlines, Inc., 4.625%, 4/15/29(1)	1,170,000	1,152,969
		11,292,091
Retail REITs — 0.1%
Realty Income Corp., 3.95%, 2/1/29(2)	1,095,000	1,089,884
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.80%, 4/15/28	1,905,000	1,940,421
Intel Corp., 4.875%, 2/10/26	1,770,000	1,773,807
		3,714,228
Software — 0.8%
AppLovin Corp., 5.125%, 12/1/29	2,160,000	2,210,235
Oracle Corp., 4.45%, 9/26/30	2,630,000	2,629,315
Synopsys, Inc., 4.65%, 4/1/28	1,005,000	1,016,424
		5,855,974
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	979,000	1,007,986
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC/EMC Corp., 4.15%, 2/15/29(2)	1,415,000	1,411,929
Western Digital Corp., 2.85%, 2/1/29	1,374,000	1,293,391
		2,705,320
Trading Companies and Distributors — 0.8%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,270,934
Herc Holdings, Inc., 5.50%, 7/15/27(1)	1,376,000	1,373,587
Herc Holdings, Inc., 7.00%, 6/15/30(1)	2,720,000	2,827,552
		6,472,073
TOTAL CORPORATE BONDS (Cost $332,853,657)		336,568,704
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.8%
Private Sponsor Collateralized Mortgage Obligations — 19.6%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	595,324	589,520
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	765,138	746,566
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	2,743,705	2,767,170
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	2,404,308	2,314,146
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	1,805,063	1,817,887
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	1,380,663	1,393,671
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	3,051,108	3,085,618
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	918,950	920,208
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,592,121	1,600,800
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	626,250	627,991

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	$2,769,862	$2,825,948
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	2,587,390	2,604,957
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(1)	3,043,537	3,084,903
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	2,539,237	2,578,848
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(1)	3,728,204	3,753,784
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,372,738	1,390,814
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	2,377,219	2,387,224
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	3,595,054	3,645,807
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	1,865,504	1,892,105
EFMT, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	3,557,664	3,589,754
GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67(1)	3,022,526	3,020,785
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	2,256,625	2,274,720
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	1,700,497	1,702,236
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	1,887,161	1,899,236
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	3,298,579	3,348,564
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(1)	2,714,493	2,728,761
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,520,188	1,539,555
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	3,193,913	3,231,499
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	2,115,129	2,136,219
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,452,208	1,458,768
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,012,193	2,017,647
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	2,310,935	2,344,069
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	2,085,203	2,104,006
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	950,985	958,014
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	630,014	633,832
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	1,313,625	1,319,177
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	1,136,230	1,139,530
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	1,025,894	1,027,465
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,367,361	1,387,836
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	2,860,060	2,886,231
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	3,900,707	3,961,354
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	2,135,066	2,154,720
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,728,139	1,745,854
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	919,636	933,810
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	918,741	925,295
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	3,053,984	3,087,995
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	1,923,110	1,919,419
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	882,673	886,128
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	481,851	487,633
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	1,969,846	1,990,165
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,341,801	1,360,598
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,181,264	1,198,690
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	3,394,804	3,451,227
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	4,221,960	4,252,216
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	2,339,543	2,353,222
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	2,736,319	2,745,315
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	3,343,545	3,373,801
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	2,869,761	2,877,312
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	3,462,960	3,489,315
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	587,963	589,147
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	837,963	841,903
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	1,357,644	1,359,204

Schedule of Investments - Short Duration Strategic Income Fund

		Principal Amount/Shares	Value
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)		$1,822,385	$1,829,692
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)		1,158,475	1,163,986
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)		3,621,244	3,643,099
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)		3,234,172	3,256,363
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)		2,227,075	2,243,865
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.76%, (30-day average SOFR plus 3.40%), 11/25/33(1)		945,040	954,122
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)		1,442,023	1,462,634
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)		1,514,142	1,536,997
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)		1,462,412	1,483,778
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)		2,676,261	2,693,933
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)		1,287,783	1,294,924
			150,323,587
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.31%, (30-day average SOFR plus 2.95%), 6/25/42(1)		645,755	658,776
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.51%, (30-day average SOFR plus 2.15%), 9/25/42(1)		226,320	227,624
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,158,317	201,902
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		735,995	112,410
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,102,268	153,823
			1,354,535
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,338,291)			151,678,122
ASSET-BACKED SECURITIES — 9.7%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)		2,450,781	2,468,829
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)		2,250,982	2,277,587
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,143,507	1,091,271
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		566,968	559,641
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		3,342,769	3,265,986
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		3,349,000	3,419,729
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)		1,114,208	1,116,261
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		2,859,425	2,796,919
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,298,310
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)		$4,087,000	4,121,242
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		2,362,000	2,381,512
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		2,862,000	2,859,264
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		1,356,000	1,300,710
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,942,595
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		361,298	350,550
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		1,173,055	973,229
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.96%, (30-day average SOFR plus 1.60%), 8/25/54(1)		1,020,893	1,024,651
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(1)		2,162,489	2,145,808
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		663,227	681,592
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		2,671,000	2,687,744
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,483,436	2,521,801
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		1,435,000	1,452,871
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		2,293,000	2,300,987
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		2,984,026	2,300,840
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		953,330	914,333
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	1,697,867
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		482,364	476,002
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)		1,357,000	1,360,999
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		492,775	501,210
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,718,302

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	$1,265,000	$1,274,617
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)	3,603,967	3,623,947
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33(1)	1,030,064	1,040,066
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	2,350,000	2,347,611
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,283,275	1,219,499
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	1,993,738	2,054,471
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,460,618
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	2,339,519	2,341,910
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,452,611	1,471,489
Wireless PropCo Funding LLC, Series 2025-1A, Class A2, SEQ, 4.07%, 6/25/55(1)	1,110,265	1,075,435
TOTAL ASSET-BACKED SECURITIES (Cost $73,990,232)		73,918,305
U.S. TREASURY SECURITIES — 9.2%
U.S. Treasury Notes, 4.50%, 5/15/27(4)	400,000	405,273
U.S. Treasury Notes, 3.875%, 10/15/27(4)	900,000	904,570
U.S. Treasury Notes, 3.875%, 3/15/28	6,500,000	6,541,895
U.S. Treasury Notes, 4.625%, 9/30/28(4)	1,000,000	1,028,223
U.S. Treasury Notes, 4.125%, 3/31/29	50,000,000	50,770,508
U.S. Treasury Notes, 3.875%, 12/31/29	11,000,000	11,072,402
TOTAL U.S. TREASURY SECURITIES (Cost $70,350,185)		70,722,871
CONVERTIBLE PREFERRED SECURITIES — 7.7%
Banks — 7.2%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	2,613,000	2,649,041
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,800,000	3,803,315
Banco Mercantil del Norte SA, 5.875%(1)	1,091,000	1,084,395
Banco Mercantil del Norte SA, 7.50%(1)	1,600,000	1,636,770
Banco Santander SA, 4.75%	3,500,000	3,443,251
Barclays PLC, 6.125%	2,872,000	2,875,661
Barclays PLC, 8.00%	838,000	888,181
BNP Paribas SA, 4.625%(1)	2,031,000	2,001,316
BNP Paribas SA, 8.50%(1)	3,552,000	3,799,581
Danske Bank AS, 4.375%	3,853,000	3,831,291
HSBC Holdings PLC, 6.00%	3,089,000	3,104,729
HSBC Holdings PLC, 6.875%	706,000	734,579
ING Groep NV, 5.75%	1,885,000	1,892,926
ING Groep NV, 7.50%	2,518,000	2,619,921
Lloyds Banking Group PLC, 6.75%	1,487,000	1,510,948
Macquarie Bank Ltd., 6.125%(1)	3,537,000	3,596,559
NatWest Group PLC, 6.00%	3,010,000	3,025,209
Nordea Bank Abp, 6.625%(1)	2,660,000	2,676,785
Skandinaviska Enskilda Banken AB, 6.875%	4,400,000	4,519,169
Societe Generale SA, 4.75%(1)	760,000	753,861
Societe Generale SA, 9.375%(1)	2,230,000	2,394,115
Standard Chartered PLC, VRN, 7.75%(1)	754,000	783,027
Svenska Handelsbanken AB, 4.375%	1,600,000	1,576,334
		55,200,964
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	3,510,000	3,880,986
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $58,204,770)		59,081,950
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$462,000	375,282
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	520,021

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.42%, (1-month SOFR plus 2.27%), 11/15/34(1)(5)(6)	$1,683,000	$26,507
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.11%, (1-month SOFR plus 2.96%), 11/15/34(1)(5)(6)	1,581,000	16,600
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	865,678
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	834,000	651,363
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	270,509
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.42%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	794,156
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.77%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,710,941
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.39%, (1-month SOFR plus 1.23%), 11/15/38(1)	639,670	639,299
Extended Stay America Trust, Series 2021-ESH, Class D, VRN, 6.51%, (1-month SOFR plus 2.36%), 7/15/38(1)	3,020,614	3,025,122
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.11%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,349,242	1,351,710
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.66%, (1-month SOFR plus 1.51%), 3/15/38(1)	2,180,500	2,167,550
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	365,136
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	639,437
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.24%, 6/10/33(1)	2,954,000	3,009,848
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.59%, (1-month SOFR plus 2.44%), 4/15/41(1)	2,564,000	2,568,026
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.60%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,178,341
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.50%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	996,759
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.59%, (1-month SOFR plus 1.44%), 2/15/42(1)	2,250,000	2,241,501
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	2,990,000	3,027,567
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,874,881
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	381,000	347,004
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	1,939,000	1,943,990
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	330,024
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	313,565
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,910,398)		32,250,817
PREFERRED SECURITIES — 4.0%
Banks — 1.4%
Bank of America Corp., 4.375%	1,710,000	1,683,870
Bank of America Corp., 6.25%	1,740,000	1,763,797
Citigroup, Inc., 3.875%	2,377,000	2,357,668
Citigroup, Inc., 4.00%	2,241,000	2,235,010
Citigroup, Inc., 6.25%	2,200,000	2,216,539
M&T Bank Corp., 5.125%	73,000	73,108
		10,329,992
Capital Markets — 0.9%
Charles Schwab Corp., 4.00%	2,386,000	2,361,796
Goldman Sachs Group, Inc., 3.80%	2,290,000	2,265,575
Goldman Sachs Group, Inc., 7.38%	2,235,000	2,259,847
		6,887,218
Consumer Finance — 0.2%
Ally Financial, Inc., 4.70%	1,730,000	1,597,399
Multi-Utilities — 0.3%
Sempra, 4.875%	1,999,000	2,001,159
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	3,750,000	3,777,412
Sunoco LP, 7.875%(1)	926,000	941,145
		4,718,557

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	1,875,000	$1,853,385
Aircastle Ltd., 5.25%(1)	3,003,000	2,990,205
		4,843,590
TOTAL PREFERRED SECURITIES (Cost $30,105,885)		30,377,915
COLLATERALIZED LOAN OBLIGATIONS — 1.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.61%, (1-month SOFR plus 1.46%), 11/15/36(1)	$675,841	676,188
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.41%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,282,648	1,283,391
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.17%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,779,265
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.00%, (3-month SOFR plus 1.96%), 9/15/29(1)	165,458	165,424
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 1/16/31(1)	1,260,646	1,260,835
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.53%, (1-month SOFR plus 2.37%), 10/25/39(1)	10,219	10,224
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.13%, (3-month SOFR plus 1.80%), 10/20/34(1)	2,925,000	2,932,027
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.46%, (1-month SOFR plus 1.31%), 3/15/38(1)	395,365	395,469
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,408,889)		8,502,823
BANK LOAN OBLIGATIONS(7) — 0.4%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2025 Term Loan K, 6.25%, (3-month SOFR plus 2.25%), 3/22/30	992,462	992,606
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	470,450	470,351
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, 6.13%, (1-month SOFR plus 1.75%), 8/1/27	1,565,470	1,565,509
TOTAL BANK LOAN OBLIGATIONS (Cost $3,025,993)		3,028,466
MUNICIPAL SECURITIES — 0.3%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30(1) (Cost $1,920,000)	1,920,000	1,926,742
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Luxembourg — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1) (Cost $1,874,374)	1,879,000	1,908,707
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,527	29,527
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $8,391,717), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $8,227,958)		8,227,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,256,527)		8,256,527
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $774,239,201)		778,221,949
OTHER ASSETS AND LIABILITIES — (1.7)%		(12,645,482)
TOTAL NET ASSETS — 100.0%		$765,576,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,313,289	CAD	1,810,604	Citibank NA	12/17/25	$7,608

Schedule of Investments - Short Duration Strategic Income Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	84	December 2025	$17,505,469	$8,696
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	126	December 2025	$14,175,000	$27,442
U.S. Treasury 10-Year Ultra Notes	51	December 2025	5,868,984	(24,631)
			$20,043,984	$2,811
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$31,560,000	$(2,199,994)	$(360,153)	$(2,560,147)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
H15T5Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index 5 Year
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $438,500,885, which represented 57.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,865,998.
(5)Security is in default.
(6)Non-income producing.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

Schedule of Investments - Short Duration Strategic Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$336,568,704	—
Collateralized Mortgage Obligations	—	151,678,122	—
Asset-Backed Securities	—	73,918,305	—
U.S. Treasury Securities	—	70,722,871	—
Convertible Preferred Securities	—	59,081,950	—
Commercial Mortgage-Backed Securities	—	32,250,817	—
Preferred Securities	—	30,377,915	—
Collateralized Loan Obligations	—	8,502,823	—
Bank Loan Obligations	—	3,028,466	—
Municipal Securities	—	1,926,742	—
Sovereign Governments and Agencies	—	1,908,707	—
Short-Term Investments	$29,527	8,227,000	—
	$29,527	$778,192,422	—
Other Financial Instruments
Futures Contracts	$36,138	—	—
Forward Foreign Currency Exchange Contracts	—	$7,608	—
	$36,138	$7,608	—

Liabilities
Other Financial Instruments
Futures Contracts	$24,631	—	—
Swap Agreements	—	$2,560,147	—
	$24,631	$2,560,147	—
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$13,564	$13,564
Unrealized appreciation on forward foreign currency exchange contracts	—	$7,608	—	7,608
				$21,172
Liability Derivatives:
Payable for variation margin on swap agreements*	$5,543	—	—	$5,543

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Short Duration Strategic Income Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(38,824)	—	$(38,824)
Futures contract transactions	—	—	$750,137	750,137
Swap agreement transactions	$(146,246)	—	—	(146,246)
				$565,067
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$7,834	—	$7,834
Futures contracts	—	—	$(454,372)	(454,372)
Swap agreements	$(360,153)	—	—	(360,153)
				$(806,691)

See Notes to Financial Statements.

Schedule of Investments - U.S. Government Money Market Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 43.0%
1450 Midvale Investors LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	$9,855,000	$9,855,000
1834 Bentley Investors LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 4.20%, 10/7/25 (LOC: FNMA)	24,000,000	24,000,000
500 Columbia Place LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	22,540,000	22,540,000
5th & Mendocino Partners Owner LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,540,000	7,540,000
Allen C Stonecipher Life Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,410,000	6,410,000
Anton Santa Cruz LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	11,825,000	11,825,000
Barbour Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,005,000	9,005,000
Buddy Petersen Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	6,030,000	6,030,000
Champion Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,000,000	4,000,000
EPR GO Zone Holdings LLC, VRDN, 4.28%, 10/7/25 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 4.20%, 10/9/25 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	18,500,000	18,500,000
Hartsfield Family Trust 2021, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	5,210,000	5,210,000
Housing Venture I LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,345,000	9,345,000
Jefferson Centerpointe LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,300,000	7,300,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	15,960,000	15,960,000
Jefferson Monrovia South LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	11,685,000	11,685,000
JL Irrevocable Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	8,275,000	8,275,000
Johnson Capital Management LLC, VRN, 4.42%, 6/1/47 (LOC: FHLB)	1,175,000	1,175,000
Johnston Family Insurance LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	2,480,000	2,480,000
Lee Bason Family Insurance Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,240,000	7,240,000
Leo@cartersville LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	4,100,000	4,100,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,665,000	7,665,000
Michael K. Fuhrman & Kristin D. Fuhrman, VRDN, 4.20%, 10/9/25 (LOC: FHLB)	5,585,000	5,585,000
Richard F Wilks Spousal Gifting Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,840,000	9,840,000
Santa Monica Ocean Park Partners LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	8,320,000	8,320,000
Scheel Investments LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	16,395,000	16,395,000
Sheryl P Werner Irrevocable Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	3,830,000	3,830,000
SIOF 4252 Whittier Blvd LP, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	9,900,000	9,900,000
SRMHayward LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	18,800,000	18,800,000
Sundowner Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	1,590,000	1,590,000
Supreme Satori Issuing Trust, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	3,210,000	3,210,000
Synergy Colgan Creek LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	24,970,000	24,970,000
Trinity Mills Multifamily I Owner LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	7,825,000	7,825,000
TSManion LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	8,105,000	8,105,000
Varenna Care Center LP, VRDN, 4.20%, 10/9/25 (LOC: FHLB)	2,850,000	2,850,000
West Valley MC LLC, VRDN, 4.20%, 10/7/25 (LOC: FHLB)	13,500,000	13,500,000
TOTAL CORPORATE BONDS		389,455,000
U.S. GOVERNMENT AGENCY SECURITIES — 22.6%
Adjustable-Rate U.S. Government Agency Securities — 7.2%
FHLB, VRN, 4.32%, (SOFR plus 0.19%), 10/29/26	30,000,000	30,000,000
FHLB, VRN, 4.31%, (SOFR plus 0.18%), 12/16/26	25,000,000	25,003,113
FHLB, VRN, 4.29%, (SOFR plus 0.16%), 9/15/27	10,000,000	10,000,000
		65,003,113
Fixed-Rate U.S. Government Agency Securities — 8.6%
Federal Farm Credit Banks Funding Corp., 4.11%, 8/25/26	30,000,000	29,995,956
FHLB, 0.57%, 12/16/25	4,540,000	4,505,755

Schedule of Investments - U.S. Government Money Market Fund

	Principal Amount	Value
FHLB, 0.58%, 1/28/26	$1,000,000	$988,627
FHLB, 4.36%, 5/22/26	10,000,000	10,000,000
FHLB, 4.42%, 6/1/26	7,750,000	7,750,000
FHLMC, 0.70%, 12/30/25	15,000,000	14,871,374
FHLMC, 3.70%, 3/9/26	10,000,000	9,991,823
		78,103,535
Zero-Coupon U.S. Government Agency Securities(1) — 6.8%
Federal Home Loan Bank Discount Notes, 0.00%, 10/2/25	3,400,000	3,399,598
Federal Home Loan Bank Discount Notes, 0.00%, 10/20/25	8,199,000	8,180,912
Federal Home Loan Bank Discount Notes, 0.00%, 10/23/25	25,000,000	24,934,993
Federal Home Loan Mortgage Corp. Discount Notes, 0.00%, 11/3/25	10,000,000	9,961,913
Federal National Mortgage Association Discount Notes, 0.00%, 12/2/25	10,000,000	9,931,714
Tennessee Valley Authority Principal STRIPS, 0.00%, 11/1/25	5,000,000	4,981,292
		61,390,422
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		204,497,070
U.S. TREASURY SECURITIES(2) — 21.4%
U.S. Treasury Bills, 4.29%, 10/7/25	5,000,000	4,996,471
U.S. Treasury Bills, 4.24%, 10/14/25	18,297,000	18,269,367
U.S. Treasury Bills, 4.07%, 10/21/25	530,000	528,819
U.S. Treasury Bills, 4.21%, 11/13/25	15,000,000	14,925,646
U.S. Treasury Bills, 4.11%, 12/23/25	30,000,000	29,719,875
U.S. Treasury Bills, 4.17%, 1/2/26	10,000,000	9,893,825
U.S. Treasury Bills, 4.02%, 1/6/26	10,000,000	9,893,165
U.S. Treasury Bills, 4.20%, 1/8/26	10,000,000	9,886,012
U.S. Treasury Bills, 4.00%, 2/19/26	10,000,000	9,845,487
U.S. Treasury Notes, 0.75%, 4/30/26	20,000,000	19,607,330
U.S. Treasury Notes, 4.88%, 4/30/26	10,000,000	10,035,849
U.S. Treasury Notes, VRN, 4.14%, (3-month USBMMY plus 0.25%), 1/31/26	56,245,000	56,273,235
TOTAL U.S. TREASURY SECURITIES		193,875,081
REPURCHASE AGREEMENTS — 10.2%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 3.625 - 4.25%, 2/15/53 - 2/15/54, valued at $94,790,742) at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $92,942,816)		92,932,000
MUNICIPAL SECURITIES — 2.4%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 4.51%, 10/7/25 (LOC: First Port City Bank)(SBBPA: FHLB)(3)	3,765,000	3,765,000
Evergreen-Conecuh Capital Improvement Cooperative District Rev., (Evergreen Hopitality LLC), VRDN, 4.60%, 10/7/25 (LOC: Southpoint Bank and FHLB)(3)	8,850,000	8,850,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, Series B, 4.35%, 10/7/25 (LOC: East West Bank and FHLB)	5,760,000	5,760,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, Series B, 4.20%, 10/7/25 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
TOTAL MUNICIPAL SECURITIES		21,800,000
TOTAL INVESTMENT SECURITIES — 99.6%		902,559,151
OTHER ASSETS AND LIABILITIES — 0.4%		3,305,905
TOTAL NET ASSETS — 100.0%		$905,865,056

Schedule of Investments - U.S. Government Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
STRIPS	–	Separate Trading of Registered Interest and Principal of Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,615,000, which represented 1.4% of total net assets.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Core Plus Fund	Diversified Bond Fund
Assets
Investment securities, at value	$438,237,088	$5,010,988,351
Repurchase agreements, at value	—	30,075,000
Cash	260,555	1,625,982
Receivable for investments sold	11,683,732	139,073,565
Receivable for capital shares sold	32,511	1,069,379
Unrealized appreciation on forward foreign currency exchange contracts	68,024	485,882
Interest and dividends receivable	3,690,952	37,153,270
	453,972,862	5,220,471,429

Liabilities
Payable for collateral received for forward commitments	—	1,585,160
Payable for investments purchased	24,826,585	292,176,702
Payable for capital shares redeemed	31,910	31,667,403
Payable for variation margin on futures contracts	123,662	1,256,539
Payable for variation margin on swap agreements	3,135	30,629
Accrued management fees	187,880	595,894
Distribution and service fees payable	3,322	13,795
Dividends payable	11,951	122,339
	25,188,445	327,448,461

Net Assets	$428,784,417	$4,893,022,968

Net Assets Consist of:
Capital paid in	$518,791,250	$5,916,060,081
Distributable earnings (loss)	(90,006,833)	(1,023,037,113)
	$428,784,417	$4,893,022,968

Investment securities, at cost	$436,922,206	$5,007,114,347
Repurchase agreements, at cost	—	$30,075,000

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Core Plus Fund
Investor Class	$401,736,114	43,229,152	$9.29
I Class	$12,150,857	1,307,399	$9.29
A Class	$11,616,231	1,249,770	$9.29
Maximum Offering Price Per Share (net asset value divide by 0.955)			$9.73
C Class	$494,816	53,239	$9.29
R Class	$1,234,247	132,794	$9.29
R5 Class	$1,547,063	166,487	$9.29
G Class	$5,089	548	$9.29
Diversified Bond Fund
Investor Class	$540,962,599	58,344,932	$9.27
I Class	$656,059,861	70,727,478	$9.28
Y Class	$232,327,551	25,040,156	$9.28
A Class	$43,808,768	4,724,614	$9.27
Maximum Offering Price Per Share (net asset value divide by 0.955)			$9.71
C Class	$3,614,475	390,158	$9.26
R Class	$4,276,660	461,345	$9.27
R5 Class	$5,792	624	$9.28
R6 Class	$118,399,913	12,758,767	$9.28
G Class	$3,293,567,349	354,976,494	$9.28
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	High Income Fund	High-Yield Fund
Assets
Investment securities, at value	$1,905,492,143	$88,529,830
Investment made with cash collateral received for securities on loan, at value	—	6,304,330
Cash	2,009,697	123,057
Deposits with broker on future contracts	—	37,500
Receivable for investments sold	9,553,967	432,993
Receivable for capital shares sold	3,096,316	11,774
Interest and dividends receivable	33,713,454	1,368,296
Securities lending receivable	—	5,139
	1,953,865,577	96,812,919

Liabilities
Payable for collateral received for securities on loan	—	6,304,330
Payable for investments purchased	29,862,996	2,345,609
Payable for capital shares redeemed	11,862,714	90,153
Payable for variation margin on future contracts	—	313
Accrued management fees	533,663	47,704
Distribution and service fees payable	1,669	2,938
Dividends payable	640,525	57,232
	42,901,567	8,848,279

Net Assets	$1,910,964,010	$87,964,640

Net Assets Consist of:
Capital paid in	$2,050,871,736	$135,886,473
Distributable earnings (loss)	(139,907,726)	(47,921,833)
	$1,910,964,010	$87,964,640

Investment securities, at cost	$1,916,167,394	$87,860,468
Investment securities on loan, at value	—	$6,426,424
Investment made with cash collateral received for securities on loan, at cost	—	$6,304,330

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
High Income Fund
Investor Class	$200,648,397	22,758,340	$8.82
I Class	$148,517,483	16,850,965	$8.81
Y Class	$335,503,924	38,081,863	$8.81
A Class	$8,268,083	937,782	$8.82
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.24
R5 Class	$274,625	31,159	$8.81
R6 Class	$373,455,113	42,400,991	$8.81
G Class	$844,296,385	95,824,463	$8.81
High-Yield Fund
Investor Class	$74,239,168	14,276,195	$5.20
I Class	$2,615,936	501,478	$5.22
Y Class	$27,474	5,272	$5.21
A Class	$8,665,978	1,664,826	$5.21
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$5.46
C Class	$659,980	126,830	$5.20
R Class	$1,526,099	293,242	$5.20
R5 Class	$59,552	11,440	$5.21
R6 Class	$170,453	32,808	$5.20
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Multisector Income Fund	Prime Money Market Fund
Assets
Investment securities, at value	$108,254,204	$2,496,164,052
Investment made with cash collateral received for securities on loan, at value	3,687,193	—
Repurchase agreements, at value	2,452,000	26,373,000
Cash	8,640	6,957
Receivable for investments sold	1,101,292	345,000
Receivable for capital shares sold	157,987	2,191,478
Unrealized appreciation on forward foreign currency exchange contracts	823	—
Interest and dividends receivable	1,008,596	10,153,036
Securities lending receivable	1,281	—
	116,672,016	2,535,233,523

Liabilities
Payable for collateral received for securities on loan	3,687,193	—
Payable for investments purchased	3,303,895	42,326,683
Payable for capital shares redeemed	150,816	2,407,972
Payable for variation margin on futures contracts	5,922	—
Accrued management fees	43,068	1,152,170
Distribution and service fees payable	2,253	6,734
Dividends payable	23,380	59,407
	7,216,527	45,952,966

Net Assets	$109,455,489	$2,489,280,557

Net Assets Consist of:
Capital paid in	$117,083,165	$2,489,356,812
Distributable earnings (loss)	(7,627,676)	(76,255)
	$109,455,489	$2,489,280,557

Investment securities, at cost	$107,398,204	$2,496,164,052
Investment securities on loan, at value	$3,846,655	—
Investment made with cash collateral received for securities on loan, at cost	$3,687,193	—
Repurchase agreements, at cost	$2,452,000	$26,373,000

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Multisector Income Fund
Investor Class	$54,099,446	5,971,956	$9.06
I Class	$23,995,132	2,649,539	$9.06
Y Class	$6,822	753	$9.06
A Class	$8,322,610	918,741	$9.06
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.49
C Class	$384,073	42,419	$9.05
R Class	$581,849	64,214	$9.06
R5 Class	$868,600	95,885	$9.06
R6 Class	$21,196,957	2,340,212	$9.06
Prime Money Market Fund
Investor Class	$2,458,747,736	2,458,970,512	$1.00
A Class	$29,411,701	29,401,105	$1.00
C Class	$1,121,120	1,120,448	$1.00
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Short Duration Fund	Short Duration Inflation Protection Bond Fund
Assets
Investment securities, at value	$1,132,471,525	$1,526,403,373
Cash	27,591	301,041
Foreign currency holdings, at value	—	10
Receivable for investments sold	6,146,756	1,633,399
Receivable for capital shares sold	172,095	690,396
Receivable for variation margin on futures contracts	—	2,287
Unrealized appreciation on forward foreign currency exchange contracts	—	187,090
Interest and dividends receivable	9,320,848	6,153,978
	1,148,138,815	1,535,371,574

Liabilities
Payable for investments purchased	39,546,505	45,907,183
Payable for capital shares redeemed	3,347,506	4,455,738
Payable for variation margin on futures contracts	6,033	—
Payable for variation margin on swap agreements	2,845	25,625
Accrued management fees	223,753	344,780
Distribution and service fees payable	5,262	13,804
Dividends payable	62,306	—
	43,194,210	50,747,130

Net Assets	$1,104,944,605	$1,484,624,444

Net Assets Consist of:
Capital paid in	$1,199,545,226	$1,504,433,482
Distributable earnings (loss)	(94,600,621)	(19,809,038)
	$1,104,944,605	$1,484,624,444

Investment securities, at cost	$1,128,955,960	$1,513,821,471
Foreign currency holdings, at cost	—	$9

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short Duration Fund
Investor Class	$293,812,009	29,754,867	$9.87
I Class	$156,842,258	15,886,964	$9.87
A Class	$14,850,475	1,504,587	$9.87
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$10.10
C Class	$2,326,746	235,549	$9.88
R Class	$693,194	70,170	$9.88
R5 Class	$10,502,922	1,063,868	$9.87
R6 Class	$76,317,247	7,737,078	$9.86
G Class	$549,599,754	55,707,480	$9.87
Short Duration Inflation Protection Bond Fund
Investor Class	$236,987,598	22,210,457	$10.67
I Class	$423,425,693	39,314,923	$10.77
Y Class	$25,833,056	2,396,268	$10.78
A Class	$28,049,224	2,661,210	$10.54
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$10.78
C Class	$2,125,499	211,146	$10.07
R Class	$15,187,682	1,409,745	$10.77
R5 Class	$104,442,461	9,697,035	$10.77
R6 Class	$65,883,737	6,117,603	$10.77
G Class	$582,689,494	53,996,270	$10.79
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Assets
Investment securities, at value	$769,994,949	$809,627,151
Repurchase agreements, at value	8,227,000	92,932,000
Cash	—	11,218
Receivable for investments sold	4,825,672	480,000
Receivable for capital shares sold	670,877	627,117
Receivable for variation margin on futures contracts	13,564	—
Unrealized appreciation on forward foreign currency exchange contracts	7,608	—
Interest and dividends receivable	6,412,940	2,900,195
	790,152,610	906,577,681

Liabilities
Disbursements in excess of demand deposit cash	10,872	—
Payable for investments purchased	22,655,441	—
Payable for capital shares redeemed	1,619,592	361,217
Payable for variation margin on swap agreements	5,543	—
Accrued management fees	268,210	329,698
Distribution and service fees payable	6,768	14,049
Dividends payable	9,717	7,661
	24,576,143	712,625

Net Assets	$765,576,467	$905,865,056

Net Assets Consist of:
Capital paid in	$821,163,932	$905,998,151
Distributable earnings (loss)	(55,587,465)	(133,095)
	$765,576,467	$905,865,056

Investment securities, at cost	$766,012,201	$809,627,151
Repurchase agreements, at cost	$8,227,000	$92,932,000

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short Duration Strategic Income Fund
Investor Class	$149,039,425	16,449,359	$9.06
I Class	$575,276,152	63,520,686	$9.06
Y Class	$1,198,552	132,309	$9.06
A Class	$19,472,279	2,149,690	$9.06
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$9.27
C Class	$3,087,626	340,840	$9.06
R Class	$698,625	77,064	$9.07
R5 Class	$208,277	22,990	$9.06
R6 Class	$16,595,531	1,830,872	$9.06
U.S. Government Money Market Fund
Investor Class	$838,914,439	839,163,251	$1.00
A Class	$66,722,517	66,736,881	$1.00
C Class	$228,100	228,179	$1.00
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Core Plus Fund	Diversified Bond Fund
Investment Income (Loss)
Income:
Interest	$11,073,739	$133,397,073
Dividends	60,160	560,087
Less foreign taxes withheld	—	(297)
	11,133,899	133,956,863

Expenses:
Management fees	1,125,406	9,987,768
Interest expenses	7,553	77,803
Distribution and service fees:
A Class	14,331	54,673
C Class	2,417	19,511
R Class	2,664	10,444
Trustees' fees and expenses	14,199	181,365
	1,166,570	10,331,564
Fees waived	(9)	(6,399,683)
	1,166,561	3,931,881

Net investment income (loss)	9,967,338	130,024,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	623,552	(13,087,214)
Forward foreign currency exchange contract transactions	49	64,190
Futures contract transactions	(1,316,013)	(5,979,776)
Swap agreement transactions	(93,319)	(923,162)
Foreign currency translation transactions	(26,674)	(207,843)
	(812,405)	(20,133,805)

Change in net unrealized appreciation (depreciation) on:
Investments	4,927,099	78,699,041
Forward foreign currency exchange contracts	74,321	485,882
Futures contracts	984,798	3,437,550
Swap agreements	(204,157)	(2,009,020)
Translation of assets and liabilities in foreign currencies	(4,639)	(2,077)
	5,777,422	80,611,376

Net realized and unrealized gain (loss)	4,965,017	60,477,571

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,932,355	$190,502,553

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	High Income Fund	High-Yield Fund
Investment Income (Loss)
Income:
Interest	$72,323,570	$2,653,892
Dividends	63,555	123,667
Securities lending, net	—	38,250
	72,387,125	2,815,809

Expenses:
Management fees	5,584,224	301,868
Interest expenses	—	34
Distribution and service fees:
A Class	9,628	10,021
C Class	—	3,468
R Class	—	3,695
Trustees' fees and expenses	65,726	2,850
	5,659,578	321,936
Fees waived	(2,483,956)	—
	3,175,622	321,936

Net investment income (loss)	69,211,503	2,493,873

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	353,561	(466,274)
Futures contract transactions	—	37,594
	353,561	(428,680)

Change in net unrealized appreciation (depreciation) on:
Investments	52,372,038	2,720,116
Futures contracts	—	7,461
	52,372,038	2,727,577

Net realized and unrealized gain (loss)	52,725,599	2,298,897

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,937,102	$4,792,770

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Multisector Income Fund	Prime Money Market Fund
Investment Income (Loss)
Income:
Interest	$3,149,694	$55,407,939
Dividends	59,554	—
Securities lending, net	5,860	—
	3,215,108	55,407,939

Expenses:
Management fees	255,556	6,953,373
Interest expenses	1,717	—
Distribution and service fees:
A Class	9,659	37,687
C Class	2,387	4,611
R Class	2,198	—
Trustees' fees and expenses	3,571	82,298
	275,088	7,077,969

Net investment income (loss)	2,940,020	48,329,970

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	507,764	(8,620)
Forward foreign currency exchange contract transactions	(4,197)	—
Futures contract transactions	540,548	—
Swap agreement transactions	(23,749)	—
Foreign currency translation transactions	23	—
	1,020,389	(8,620)

Change in net unrealized appreciation (depreciation) on:
Investments	767,483	—
Forward foreign currency exchange contracts	847	—
Futures contracts	(7,269)	—
Swap agreements	(43,660)	—
	717,401	—

Net realized and unrealized gain (loss)	1,737,790	(8,620)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,677,810	$48,321,350

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Short Duration Fund	Short Duration Inflation Protection Bond Fund
Investment Income (Loss)
Income:
Interest	$28,945,636	$33,664,390
Dividends	289,534	588,055
	29,235,170	34,252,445

Expenses:
Management fees	2,276,365	3,077,901
Interest expenses	3,233	174,639
Distribution and service fees:
A Class	20,160	34,695
C Class	11,936	11,010
R Class	1,713	37,650
Trustees' fees and expenses	38,660	51,544
	2,352,067	3,387,439
Fees waived	(940,708)	(981,989)
	1,411,359	2,405,450

Net investment income (loss)	27,823,811	31,846,995

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,997,871	(1,253,741)
Forward foreign currency exchange contract transactions	—	13,462
Futures contract transactions	582,985	1,544,594
Swap agreement transactions	(71,648)	5,158,068
Foreign currency translation transactions	—	(15,563)
	6,509,208	5,446,820

Change in net unrealized appreciation (depreciation) on:
Investments	1,722,560	8,274,477
Forward foreign currency exchange contracts	—	187,090
Futures contracts	(253,174)	(430,742)
Swap agreements	(198,642)	(5,698,572)
Translation of assets and liabilities in foreign currencies	—	(311)
	1,270,744	2,331,942

Net realized and unrealized gain (loss)	7,779,952	7,778,762

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,603,763	$39,625,757

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Investment Income (Loss)
Income:
Interest	$20,163,540	$17,815,558
Dividends	47,416	—
	20,210,956	17,815,558

Expenses:
Management fees	1,619,591	1,811,424
Interest expenses	2,910	—
Distribution and service fees:
A Class	22,459	89,467
C Class	14,944	898
R Class	1,979	—
Trustees' fees and expenses	25,147	26,106
	1,687,030	1,927,895

Net investment income (loss)	18,523,926	15,887,663

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,080,314	3,547
Forward foreign currency exchange contract transactions	(38,824)	—
Futures contract transactions	750,137	—
Swap agreement transactions	(146,246)	—
Foreign currency translation transactions	212	—
	3,645,593	3,547

Change in net unrealized appreciation (depreciation) on:
Investments	3,087,743	—
Forward foreign currency exchange contracts	7,834	—
Futures contracts	(454,372)	—
Swap agreements	(360,153)	—
Translation of assets and liabilities in foreign currencies	12	—
	2,281,064	—

Net realized and unrealized gain (loss)	5,926,657	3,547

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,450,583	$15,891,210

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Core Plus Fund		Diversified Bond Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$9,967,338	$19,558,103	$130,024,982	$287,713,674
Net realized gain (loss)	(812,405)	(5,002,265)	(20,133,805)	(81,288,421)
Change in net unrealized appreciation (depreciation)	5,777,422	5,392,824	80,611,376	90,394,969
Net increase (decrease) in net assets resulting from operations	14,932,355	19,948,662	190,502,553	296,820,222

Distributions to Shareholders
From earnings:
Investor Class	(9,309,225)	(18,525,717)	(11,889,985)	(25,141,368)
I Class	(332,749)	(608,084)	(14,995,714)	(32,828,055)
Y Class	—	—	(5,167,453)	(9,611,097)
A Class	(258,230)	(554,179)	(914,941)	(2,446,221)
C Class	(9,073)	(19,515)	(67,097)	(216,053)
R Class	(22,586)	(39,152)	(82,120)	(161,301)
R5 Class	(73,564)	(137,273)	(131)	(253)
R6 Class	—	—	(2,769,035)	(5,987,893)
G Class	(131)	(259)	(94,866,236)	(215,288,134)
Decrease in net assets from distributions	(10,005,558)	(19,884,179)	(130,752,712)	(291,680,375)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,701,995)	37,828,774	(560,593,581)	(798,142,840)

Net increase (decrease) in net assets	(4,775,198)	37,893,257	(500,843,740)	(793,002,993)

Net Assets
Beginning of period	433,559,615	395,666,358	5,393,866,708	6,186,869,701
End of period	$428,784,417	$433,559,615	$4,893,022,968	$5,393,866,708

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	High Income Fund		High-Yield Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$69,211,503	$152,218,002	$2,493,873	$5,190,176
Net realized gain (loss)	353,561	(22,771,118)	(428,680)	353,396
Change in net unrealized appreciation (depreciation)	52,372,038	27,286,660	2,727,577	182,248
Net increase (decrease) in net assets resulting from operations	121,937,102	156,733,544	4,792,770	5,725,820

Distributions to Shareholders
From earnings:
Investor Class	(6,159,476)	(9,594,398)	(2,124,825)	(4,193,007)
I Class	(4,896,145)	(30,999,035)	(77,572)	(424,733)
Y Class	(10,898,643)	(20,978,193)	(828)	(1,849)
A Class	(244,218)	(410,072)	(227,281)	(439,269)
C Class	—	—	(17,068)	(29,960)
R Class	—	—	(40,026)	(75,111)
R5 Class	(6,998)	(12,539)	(1,760)	(3,851)
R6 Class	(12,112,838)	(16,383,603)	(7,011)	(20,196)
G Class	(34,864,321)	(73,877,258)	—	—
Decrease in net assets from distributions	(69,182,639)	(152,255,098)	(2,496,371)	(5,187,976)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(53,236,776)	(271,240,752)	(702,204)	(8,391,146)

Net increase (decrease) in net assets	(482,313)	(266,762,306)	1,594,195	(7,853,302)

Net Assets
Beginning of period	1,911,446,323	2,178,208,629	86,370,445	94,223,747
End of period	$1,910,964,010	$1,911,446,323	$87,964,640	$86,370,445

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Multisector Income Fund		Prime Money Market Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$2,940,020	$5,967,384	$48,329,970	$102,065,439
Net realized gain (loss)	1,020,389	1,097,403	(8,620)	7,985
Change in net unrealized appreciation (depreciation)	717,401	(301,265)	—	—
Net increase (decrease) in net assets resulting from operations	4,677,810	6,763,522	48,321,350	102,073,424

Distributions to Shareholders
From earnings:
Investor Class	(1,458,130)	(2,740,727)	(47,764,439)	(100,790,163)
I Class	(655,064)	(2,036,779)	—	—
Y Class	(190)	(383)	—	—
A Class	(203,000)	(357,008)	(557,903)	(1,220,444)
C Class	(10,778)	(24,605)	(19,683)	(44,072)
R Class	(22,048)	(47,960)	—	—
R5 Class	(23,729)	(49,012)	—	—
R6 Class	(595,846)	(962,481)	—	—
Decrease in net assets from distributions	(2,968,785)	(6,218,955)	(48,342,025)	(102,054,679)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,114,383	(3,657,350)	61,377,677	294,635,786

Net increase (decrease) in net assets	4,823,408	(3,112,783)	61,357,002	294,654,531

Net Assets
Beginning of period	104,632,081	107,744,864	2,427,923,555	2,133,269,024
End of period	$109,455,489	$104,632,081	$2,489,280,557	$2,427,923,555

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Short Duration Fund		Short Duration Inflation Protection Bond Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$27,823,811	$62,829,181	$31,846,995	$56,840,682
Net realized gain (loss)	6,509,208	4,430,537	5,446,820	(5,915,020)
Change in net unrealized appreciation (depreciation)	1,270,744	6,757,929	2,331,942	64,965,936
Net increase (decrease) in net assets resulting from operations	35,603,763	74,017,647	39,625,757	115,891,598

Distributions to Shareholders
From earnings:
Investor Class	(6,676,334)	(15,714,917)	(2,647,429)	(5,514,783)
I Class	(3,399,843)	(7,050,886)	(5,005,467)	(10,258,413)
Y Class	—	—	(198,531)	(391,979)
A Class	(349,331)	(838,930)	(275,274)	(940,885)
C Class	(42,672)	(80,960)	(14,452)	(46,449)
R Class	(13,934)	(27,168)	(129,660)	(314,014)
R5 Class	(257,646)	(530,193)	(1,250,733)	(2,555,797)
R6 Class	(1,766,628)	(3,591,635)	(712,537)	(1,093,835)
G Class	(15,637,324)	(35,436,155)	(8,753,044)	(19,598,750)
Decrease in net assets from distributions	(28,143,712)	(63,270,844)	(18,987,127)	(40,714,905)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(44,274,460)	(227,678,996)	(44,421,193)	(404,053,996)

Net increase (decrease) in net assets	(36,814,409)	(216,932,193)	(23,782,563)	(328,877,303)

Net Assets
Beginning of period	1,141,759,014	1,358,691,207	1,508,407,007	1,837,284,310
End of period	$1,104,944,605	$1,141,759,014	$1,484,624,444	$1,508,407,007

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Short Duration Strategic Income Fund		U.S. Government Money Market Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$18,523,926	$32,944,988	$15,887,663	$36,803,905
Net realized gain (loss)	3,645,593	1,128,725	3,547	74,399
Change in net unrealized appreciation (depreciation)	2,281,064	5,327,301	—	—
Net increase (decrease) in net assets resulting from operations	24,450,583	39,401,014	15,891,210	36,878,304

Distributions to Shareholders
From earnings:
Investor Class	(3,577,302)	(7,763,645)	(14,558,860)	(33,911,724)
I Class	(13,985,328)	(23,577,004)	—	—
Y Class	(24,466)	(31,547)	—	—
A Class	(411,452)	(888,987)	(1,324,964)	(2,881,474)
C Class	(57,227)	(101,480)	(3,838)	(10,707)
R Class	(17,134)	(43,487)	—	—
R5 Class	(5,182)	(10,595)	—	—
R6 Class	(418,759)	(733,985)	—	—
Decrease in net assets from distributions	(18,496,850)	(33,150,730)	(15,887,662)	(36,803,905)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	57,830,155	84,653,161	185,382,140	74,635,634

Net increase (decrease) in net assets	63,783,888	90,903,445	185,385,688	74,710,033

Net Assets
Beginning of period	701,792,579	610,889,134	720,479,368	645,769,335
End of period	$765,576,467	$701,792,579	$905,865,056	$720,479,368

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2025 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Core Plus Fund	Investor, I, A, C, R, R5, G
Diversified Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
High Income Fund	Investor, I, Y, A, R5, R6, G
High-Yield Fund	Investor, I, Y, A, C, R, R5, R6
Multisector Income Fund	Investor, I, Y, A, C, R, R5, R6
Prime Money Market Fund	Investor, A, C
Short Duration Fund	Investor, I, A, C, R, R5, R6, G
Short Duration Inflation Protection Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
Short Duration Strategic Income Fund	Investor, I, Y, A, C, R, R5, R6
U.S. Government Money Market Fund	Investor, A, C

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. For convertible bonds, the premiums attributable only to the debt instrument are amortized. A fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Distribution Frequency
	Declared	Paid
Core Plus Fund	Daily	Monthly
Diversified Bond Fund	Daily	Monthly
High Income Fund	Daily	Monthly
High-Yield Fund	Daily	Monthly
Multisector Income Fund	Daily	Monthly
Prime Money Market Fund	Daily	Monthly
Short Duration Fund	Daily	Monthly
Short Duration Inflation Protection Bond Fund	Quarterly*	Quarterly*
Short Duration Strategic Income Fund	Daily	Monthly
U.S. Government Money Market Fund	Daily	Monthly
*Distributions from net investment income may be paid less frequently.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for High Income Fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of High Income Fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts, if applicable, are as follows:

High Income Fund	Annual Management Fee	Management Fee Waived
Investor Class	0.775%	—
I Class	0.675%	—
Y Class	0.575%	—
A Class	0.775%	—
R5 Class	0.575%	—
R6 Class	0.525%	—
G Class	0.00%(1)	$2,483,956
(1)Annual management fee before waiver was 0.525%.

Multisector Income Fund	Annual Management Fee
Investor Class	0.55%
I Class	0.45%
Y Class	0.35%
A Class	0.55%
C Class	0.55%
R Class	0.55%
R5 Class	0.35%
R6 Class	0.30%

Short Duration Strategic Income Fund	Annual Management Fee
Investor Class	0.51%
I Class	0.41%
Y Class	0.31%
A Class	0.51%
C Class	0.51%
R Class	0.51%
R5 Class	0.31%
R6 Class	0.26%

For each fund with a stepped fee schedule, the fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended September 30, 2025 are as follows:

Core Plus Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%	—
I Class		0.1500% to 0.2100%	0.44%	—
A Class		0.2500% to 0.3100%	0.54%	—
C Class		0.2500% to 0.3100%	0.54%	—
R Class		0.2500% to 0.3100%	0.54%	—
R5 Class		0.0500% to 0.1100%	0.34%	—
G Class		0.0500% to 0.1100%	0.00%(1)	$9
(1)Effective annual management fee before waiver was 0.34%.

Diversified Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%	—
I Class		0.0500% to 0.1100%	0.39%	—
Y Class		0.0200% to 0.0800%	0.36%	—
A Class		0.2500% to 0.3100%	0.59%	—
C Class		0.2500% to 0.3100%	0.59%	—
R Class		0.2500% to 0.3100%	0.59%	—
R5 Class		0.0500% to 0.1100%	0.39%	—
R6 Class		0.0000% to 0.0600%	0.34%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$6,399,683
(1)Effective annual management fee before waiver was 0.34%.

High-Yield Fund	Investment Category Fee Range	Complex Fee Range	Annual Management Fee*	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.67%	0.71%
I Class		0.1500% to 0.2100%	0.57%	0.61%
Y Class		0.0500% to 0.1100%	0.47%	0.51%
A Class		0.2500% to 0.3100%	0.67%	0.71%
C Class		0.2500% to 0.3100%	0.67%	0.71%
R Class		0.2500% to 0.3100%	0.67%	0.71%
R5 Class		0.0500% to 0.1100%	0.47%	0.51%
R6 Class		0.0000% to 0.0600%	0.42%	0.46%
*From April 1, 2025 through June 23, 2025, the fund calculated its fee based on a stepped fee schedule. Effective June 24, 2025, the fund’s management fee was reduced and changed from a stepped fee schedule to a flat fee schedule.

Prime Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2370% to 0.3500%		0.57%
A Class		0.2500% to 0.3100%	0.57%
C Class			0.57%

Short Duration Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%	—
I Class		0.1500% to 0.2100%	0.46%	—
A Class		0.2500% to 0.3100%	0.56%	—
C Class		0.2500% to 0.3100%	0.56%	—
R Class		0.2500% to 0.3100%	0.56%	—
R5 Class		0.0500% to 0.1100%	0.36%	—
R6 Class		0.0000% to 0.0600%	0.31%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$940,708
(1)Effective annual management fee before waiver was 0.31%.

Short Duration Inflation Protection Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%	—
I Class		0.1500% to 0.2100%	0.46%	—
Y Class		0.0500% to 0.1100%	0.36%	—
A Class		0.2500% to 0.3100%	0.56%	—
C Class		0.2500% to 0.3100%	0.56%	—
R Class		0.2500% to 0.3100%	0.56%	—
R5 Class		0.0500% to 0.1100%	0.36%	—
R6 Class		0.0000% to 0.0600%	0.31%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$981,989
(1)Effective annual management fee before waiver was 0.31%.

U.S. Government Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1170% to 0.2300%		0.45%
A Class		0.2500% to 0.3100%	0.45%
C Class			0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Core Plus Fund	American Century Asset Allocation Portfolios, Inc.	81%
Diversified Bond Fund	American Century Asset Allocation Portfolios, Inc.	39%
High Income Fund	American Century Asset Allocation Portfolios, Inc.	24%
Short Duration Fund	American Century Asset Allocation Portfolios, Inc.	48%
Short Duration Inflation Protection Bond Fund	American Century Asset Allocation Portfolios, Inc.	30%
U.S. Government Money Market Fund	American Century Companies, Inc. (ACC)	6%
	American Century Investment Services, Inc. (ACIS)	19%
	American Century Investment Management, Inc. (ACIM)	25%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended September 30, 2025 were as follows:

	Core Plus Fund	Diversified Bond Fund	High Income Fund	High-Yield Fund
Purchases of U.S. Treasury and Government Agency obligations	$293,896,265	$3,768,841,904	—	—
Purchases of other investment securities	130,125,462	1,276,895,187	$463,326,992	$63,790,394
Total Purchases	$424,021,727	$5,045,737,091	$463,326,992	$63,790,394

Sales of U.S. Treasury and Government Agency obligations	$271,657,498	$4,009,355,611	—	—
Sales of other investment securities	158,051,936	1,726,384,654	$503,066,024	$63,221,580
Total Sales	$429,709,434	$5,735,740,265	$503,066,024	$63,221,580

	Multisector Income Fund	Short Duration Fund	Short Duration Inflation Protection Bond Fund	Short Duration Strategic Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$20,922,260	$531,568,823	$399,045,609	$272,829,457
Purchases of other investment securities	63,152,398	472,251,508	118,269,031	504,385,274
Total Purchases	$84,074,658	$1,003,820,331	$517,314,640	$777,214,731

Sales of U.S. Treasury and Government Agency obligations	$22,803,377	$515,748,796	$493,850,434	$328,812,081
Sales of other investment securities	58,058,013	597,130,351	90,429,521	366,455,617
Total Sales	$80,861,390	$1,112,879,147	$584,279,955	$695,267,698

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Core Plus Fund
Investor Class
Sold	488,752	$4,490,204	5,068,107	$46,939,731
Issued in reinvestment of distributions	1,005,304	9,234,613	2,002,234	18,382,288
Redeemed	(2,086,424)	(19,052,000)	(2,946,718)	(27,026,785)
	(592,368)	(5,327,183)	4,123,623	38,295,234
I Class
Sold	30,152	277,129	696,391	6,403,666
Issued in reinvestment of distributions	36,243	332,749	66,238	607,332
Redeemed	(391,256)	(3,572,908)	(795,605)	(7,269,229)
	(324,861)	(2,963,030)	(32,976)	(258,231)
A Class
Sold	92,828	853,221	144,060	1,327,176
Issued in reinvestment of distributions	27,386	251,554	58,865	540,411
Redeemed	(137,527)	(1,257,234)	(294,996)	(2,715,422)
	(17,313)	(152,459)	(92,071)	(847,835)
C Class
Sold	7,753	71,250	20,059	186,690
Issued in reinvestment of distributions	988	9,073	2,122	19,494
Redeemed	(6,118)	(56,091)	(18,220)	(168,448)
	2,623	24,232	3,961	37,736
R Class
Sold	48,128	442,132	33,946	311,035
Issued in reinvestment of distributions	2,433	22,358	4,225	38,811
Redeemed	(20,317)	(188,200)	(25,263)	(232,879)
	30,244	276,290	12,908	116,967
R5 Class
Sold	69,794	636,038	110,942	1,014,764
Issued in reinvestment of distributions	7,993	73,342	14,953	137,265
Redeemed	(247,117)	(2,269,356)	(72,802)	(667,385)
	(169,330)	(1,559,976)	53,093	484,644
G Class
Issued in reinvestment of distributions	15	131	28	259
Net increase (decrease)	(1,070,990)	$(9,701,995)	4,068,566	$37,828,774

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Diversified Bond Fund
Investor Class
Sold	1,955,430	$17,873,701	6,300,099	$57,945,651
Issued in reinvestment of distributions	1,279,812	11,735,297	2,712,095	24,837,004
Redeemed	(4,670,462)	(42,772,351)	(12,158,694)	(111,387,732)
	(1,435,220)	(13,163,353)	(3,146,500)	(28,605,077)
I Class
Sold	11,175,930	102,275,415	27,448,003	252,155,518
Issued in reinvestment of distributions	1,576,705	14,470,857	3,469,568	31,797,360
Redeemed	(15,723,865)	(143,832,622)	(34,740,962)	(317,915,538)
	(2,971,230)	(27,086,350)	(3,823,391)	(33,962,660)
Y Class
Sold	3,150,086	28,762,039	9,019,579	82,496,000
Issued in reinvestment of distributions	562,783	5,166,840	1,048,304	9,611,007
Redeemed	(2,256,240)	(20,640,002)	(4,978,168)	(45,681,572)
	1,456,629	13,288,877	5,089,715	46,425,435
A Class
Sold	280,653	2,562,813	928,499	8,573,333
Issued in reinvestment of distributions	92,127	844,892	245,372	2,248,674
Redeemed	(664,882)	(6,049,489)	(3,586,793)	(33,176,949)
	(292,102)	(2,641,784)	(2,412,922)	(22,354,942)
C Class
Sold	9,849	89,544	96,140	885,774
Issued in reinvestment of distributions	7,267	66,599	23,167	211,964
Redeemed	(103,460)	(944,392)	(500,889)	(4,654,713)
	(86,344)	(788,249)	(381,582)	(3,556,975)
R Class
Sold	73,842	673,126	130,433	1,189,959
Issued in reinvestment of distributions	8,905	81,661	17,373	159,143
Redeemed	(61,493)	(562,542)	(162,344)	(1,491,551)
	21,254	192,245	(14,538)	(142,449)
R5 Class
Issued in reinvestment of distributions	14	131	28	253
R6 Class
Sold	2,152,683	19,680,086	4,585,094	42,030,307
Issued in reinvestment of distributions	294,343	2,701,773	645,285	5,906,620
Redeemed	(2,754,188)	(25,161,373)	(9,072,007)	(83,042,194)
	(307,162)	(2,779,514)	(3,841,628)	(35,105,267)
G Class
Sold	30,641,003	278,926,087	49,965,015	458,962,655
Issued in reinvestment of distributions	10,324,646	94,771,131	23,488,647	215,288,134
Redeemed	(97,531,107)	(901,312,802)	(152,384,856)	(1,395,091,947)
	(56,565,458)	(527,615,584)	(78,931,194)	(720,841,158)
Net increase (decrease)	(60,179,619)	$(560,593,581)	(87,462,012)	$(798,142,840)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
High Income Fund
Investor Class
Sold	5,906,908	$51,393,754	16,820,376	$145,387,247
Issued in reinvestment of distributions	671,088	5,836,977	1,061,940	9,172,966
Redeemed	(5,299,376)	(45,855,125)	(12,036,577)	(104,063,632)
	1,278,620	11,375,606	5,845,739	50,496,581
I Class
Sold	3,246,387	28,247,022	17,996,607	155,421,055
Issued in reinvestment of distributions	561,706	4,881,347	3,535,693	30,537,879
Redeemed	(5,693,507)	(49,014,043)	(57,377,488)	(496,253,070)
	(1,885,414)	(15,885,674)	(35,845,188)	(310,294,136)
Y Class
Sold	5,676,707	49,029,988	11,128,867	95,740,435
Issued in reinvestment of distributions	841,943	7,322,385	1,607,037	13,855,599
Redeemed	(2,661,836)	(23,196,486)	(16,284,552)	(140,570,660)
	3,856,814	33,155,887	(3,548,648)	(30,974,626)
A Class
Sold	96,582	840,742	202,031	1,746,453
Issued in reinvestment of distributions	19,994	173,981	35,336	305,233
Redeemed	(27,744)	(241,432)	(108,641)	(938,019)
	88,832	773,291	128,726	1,113,667
R5 Class
Sold	11,583	101,099	5,748	49,913
Issued in reinvestment of distributions	804	6,998	1,445	12,470
Redeemed	(1,246)	(10,462)	(10,657)	(92,424)
	11,141	97,635	(3,464)	(30,041)
R6 Class
Sold	9,276,750	80,515,368	19,213,217	166,001,013
Issued in reinvestment of distributions	1,393,271	12,110,497	1,893,139	16,358,976
Redeemed	(6,458,120)	(56,182,447)	(4,413,411)	(38,038,623)
	4,211,901	36,443,418	16,692,945	144,321,366
G Class
Sold	4,849,198	42,029,422	10,162,399	88,310,355
Issued in reinvestment of distributions	4,008,506	34,837,987	8,559,487	73,877,258
Redeemed	(22,333,053)	(196,064,348)	(33,321,718)	(288,061,176)
	(13,475,349)	(119,196,939)	(14,599,832)	(125,873,563)
Net increase (decrease)	(5,913,455)	$(53,236,776)	(31,329,722)	$(271,240,752)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
High-Yield Fund
Investor Class
Sold	1,236,564	$6,341,199	2,689,804	$13,669,273
Issued in reinvestment of distributions	349,787	1,795,299	699,789	3,553,466
Redeemed	(1,790,442)	(9,100,569)	(3,590,820)	(18,219,988)
	(204,091)	(964,071)	(201,227)	(997,249)
I Class
Sold	36,290	188,527	190,736	968,952
Issued in reinvestment of distributions	15,059	77,538	83,485	424,659
Redeemed	(84,744)	(434,498)	(1,623,097)	(8,270,039)
	(33,395)	(168,433)	(1,348,876)	(6,876,428)
Y Class
Issued in reinvestment of distributions	161	828	361	1,836
Redeemed	(335)	(1,701)	(8,445)	(41,998)
	(174)	(873)	(8,084)	(40,162)
A Class
Sold	200,766	1,029,998	243,518	1,233,435
Issued in reinvestment of distributions	41,388	212,673	82,504	419,275
Redeemed	(122,454)	(619,964)	(439,141)	(2,224,829)
	119,700	622,707	(113,119)	(572,119)
C Class
Sold	8,337	42,432	92,730	468,497
Issued in reinvestment of distributions	3,324	17,068	5,883	29,938
Redeemed	(36,719)	(186,412)	(25,862)	(131,992)
	(25,058)	(126,912)	72,751	366,443
R Class
Sold	39,794	203,124	91,193	461,868
Issued in reinvestment of distributions	7,722	39,661	14,560	73,974
Redeemed	(38,813)	(198,606)	(96,842)	(493,522)
	8,703	44,179	8,911	42,320
R5 Class
Sold	79	406	887	4,500
Issued in reinvestment of distributions	342	1,760	752	3,821
Redeemed	(35)	(182)	(4,909)	(24,806)
	386	1,984	(3,270)	(16,485)
R6 Class
Sold	6,910	35,239	13,230	67,365
Issued in reinvestment of distributions	1,370	7,011	3,912	19,797
Redeemed	(29,840)	(153,035)	(76,415)	(384,628)
	(21,560)	(110,785)	(59,273)	(297,466)
Net increase (decrease)	(155,489)	$(702,204)	(1,652,187)	$(8,391,146)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Multisector Income Fund
Investor Class
Sold	935,907	$8,372,695	2,932,599	$26,301,152
Issued in reinvestment of distributions	157,589	1,414,141	299,152	2,666,174
Redeemed	(869,245)	(7,780,079)	(2,692,754)	(24,039,418)
	224,251	2,006,757	538,997	4,927,908
I Class
Sold	212,757	1,905,715	1,207,734	10,844,307
Issued in reinvestment of distributions	73,027	655,049	228,700	2,036,131
Redeemed	(279,841)	(2,493,708)	(3,352,257)	(29,967,373)
	5,943	67,056	(1,915,823)	(17,086,935)
Y Class
Issued in reinvestment of distributions	21	190	43	383
A Class
Sold	136,433	1,217,880	284,973	2,541,913
Issued in reinvestment of distributions	12,832	115,163	25,791	229,945
Redeemed	(40,791)	(362,500)	(144,165)	(1,287,697)
	108,474	970,543	166,599	1,484,161
C Class
Sold	625	5,523	13,958	126,104
Issued in reinvestment of distributions	1,202	10,778	2,762	24,592
Redeemed	(18,341)	(164,497)	(19,843)	(175,581)
	(16,514)	(148,196)	(3,123)	(24,885)
R Class
Sold	14,878	132,994	53,338	477,487
Issued in reinvestment of distributions	2,418	21,680	5,342	47,665
Redeemed	(74,492)	(667,741)	(16,889)	(150,656)
	(57,196)	(513,067)	41,791	374,496
R5 Class
Sold	3,473	31,128	50,692	449,927
Issued in reinvestment of distributions	2,644	23,729	5,498	49,012
Redeemed	(22,155)	(197,759)	(11,926)	(107,341)
	(16,038)	(142,902)	44,264	391,598
R6 Class
Sold	539,617	4,817,782	1,220,120	10,893,175
Issued in reinvestment of distributions	66,246	594,274	107,786	960,895
Redeemed	(507,736)	(4,538,054)	(624,976)	(5,578,146)
	98,127	874,002	702,930	6,275,924
Net increase (decrease)	347,068	$3,114,383	(424,322)	$(3,657,350)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Prime Money Market Fund
Investor Class
Sold	606,433,539	$606,433,539	1,220,264,858	$1,220,264,858
Issued in reinvestment of distributions	46,973,399	46,973,399	99,264,300	99,264,300
Redeemed	(589,274,445)	(589,274,445)	(1,031,082,077)	(1,031,082,077)
	64,132,493	64,132,493	288,447,081	288,447,081
A Class
Sold	8,723,125	8,723,125	15,852,267	15,852,267
Issued in reinvestment of distributions	557,428	557,428	1,219,054	1,219,054
Redeemed	(11,833,783)	(11,833,783)	(11,026,072)	(11,026,072)
	(2,553,230)	(2,553,230)	6,045,249	6,045,249
C Class
Sold	43,723	43,723	572,567	572,567
Issued in reinvestment of distributions	19,675	19,675	44,038	44,038
Redeemed	(264,984)	(264,984)	(473,149)	(473,149)
	(201,586)	(201,586)	143,456	143,456
Net increase (decrease)	61,377,677	$61,377,677	294,635,786	$294,635,786

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Fund
Investor Class
Sold	1,157,313	$11,383,779	2,393,358	$23,425,108
Issued in reinvestment of distributions	664,861	6,545,146	1,577,864	15,435,473
Redeemed	(1,736,697)	(17,074,337)	(11,784,235)	(115,433,577)
	85,477	854,588	(7,813,013)	(76,572,996)
I Class
Sold	3,544,882	34,870,575	5,042,531	49,346,094
Issued in reinvestment of distributions	325,362	3,202,708	673,004	6,582,833
Redeemed	(2,740,237)	(26,915,752)	(8,230,397)	(80,286,375)
	1,130,007	11,157,531	(2,514,862)	(24,357,448)
A Class
Sold	106,886	1,049,561	324,456	3,172,057
Issued in reinvestment of distributions	26,492	260,716	63,621	622,080
Redeemed	(347,264)	(3,412,505)	(795,750)	(7,805,687)
	(213,886)	(2,102,228)	(407,673)	(4,011,550)
C Class
Sold	14,325	140,710	177,493	1,735,001
Issued in reinvestment of distributions	3,675	36,189	7,209	70,599
Redeemed	(27,693)	(271,863)	(101,398)	(990,931)
	(9,693)	(94,964)	83,304	814,669
R Class
Sold	11,265	110,532	38,917	381,361
Issued in reinvestment of distributions	1,412	13,905	2,711	26,547
Redeemed	(6,010)	(59,150)	(48,631)	(474,546)
	6,667	65,287	(7,003)	(66,638)
R5 Class
Sold	89,415	878,933	270,608	2,649,119
Issued in reinvestment of distributions	26,177	257,646	54,158	529,605
Redeemed	(160,304)	(1,577,255)	(415,014)	(4,065,531)
	(44,712)	(440,676)	(90,248)	(886,807)
R6 Class
Sold	890,280	8,751,769	1,875,664	18,417,300
Issued in reinvestment of distributions	178,560	1,756,037	367,048	3,587,567
Redeemed	(683,619)	(6,711,741)	(2,357,628)	(23,088,801)
	385,221	3,796,065	(114,916)	(1,083,934)
G Class
Sold	2,820,001	27,693,766	3,249,077	31,814,266
Issued in reinvestment of distributions	1,589,542	15,637,324	3,625,575	35,436,155
Redeemed	(10,226,316)	(100,841,153)	(19,319,050)	(188,764,713)
	(5,816,773)	(57,510,063)	(12,444,398)	(121,514,292)
Net increase (decrease)	(4,477,692)	$(44,274,460)	(23,308,809)	$(227,678,996)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Inflation Protection Bond Fund
Investor Class
Sold	2,906,760	$30,570,444	2,896,019	$29,689,842
Issued in reinvestment of distributions	252,168	2,640,195	539,776	5,505,446
Redeemed	(3,582,862)	(37,801,720)	(17,117,409)	(177,083,582)
	(423,934)	(4,591,081)	(13,681,614)	(141,888,294)
I Class
Sold	7,057,577	75,131,373	8,118,588	84,299,892
Issued in reinvestment of distributions	436,523	4,614,047	923,285	9,499,850
Redeemed	(8,077,937)	(86,000,288)	(21,406,843)	(221,866,721)
	(583,837)	(6,254,868)	(12,364,970)	(128,066,979)
Y Class
Sold	941,905	10,075,803	342,228	3,549,881
Issued in reinvestment of distributions	18,782	198,531	38,062	391,979
Redeemed	(114,870)	(1,225,636)	(380,379)	(3,956,066)
	845,817	9,048,698	(89)	(14,206)
A Class
Sold	321,959	3,363,899	915,634	9,284,030
Issued in reinvestment of distributions	17,794	184,172	38,703	390,127
Redeemed	(335,624)	(3,503,118)	(3,075,392)	(31,131,389)
	4,129	44,953	(2,121,055)	(21,457,232)
C Class
Sold	18,895	188,952	13,881	135,905
Issued in reinvestment of distributions	1,209	11,982	4,069	39,312
Redeemed	(50,697)	(505,233)	(181,206)	(1,754,301)
	(30,593)	(304,299)	(163,256)	(1,579,084)
R Class
Sold	220,004	2,342,591	412,851	4,310,391
Issued in reinvestment of distributions	12,125	128,409	30,198	311,339
Redeemed	(184,358)	(1,962,435)	(705,225)	(7,308,279)
	47,771	508,565	(262,176)	(2,686,549)
R5 Class
Sold	875,462	9,322,451	1,077,881	11,196,278
Issued in reinvestment of distributions	118,441	1,250,733	247,749	2,549,062
Redeemed	(1,186,358)	(12,622,093)	(2,275,158)	(23,741,850)
	(192,455)	(2,048,909)	(949,528)	(9,996,510)
R6 Class
Sold	2,461,342	26,208,562	2,495,827	25,977,332
Issued in reinvestment of distributions	65,080	687,243	101,427	1,043,529
Redeemed	(947,723)	(10,095,274)	(1,632,162)	(16,942,465)
	1,578,699	16,800,531	965,092	10,078,396
G Class
Sold	4,936,115	52,723,287	6,532,841	68,522,617
Issued in reinvestment of distributions	828,103	8,753,044	1,903,182	19,598,750
Redeemed	(11,095,702)	(119,101,114)	(18,926,937)	(196,564,905)
	(5,331,484)	(57,624,783)	(10,490,914)	(108,443,538)
Net increase (decrease)	(4,085,887)	$(44,421,193)	(39,068,510)	$(404,053,996)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Strategic Income Fund
Investor Class
Sold	2,505,355	$22,553,863	5,914,775	$53,018,815
Issued in reinvestment of distributions	389,440	3,515,960	854,672	7,659,550
Redeemed	(2,898,845)	(26,076,865)	(7,298,228)	(65,495,331)
	(4,050)	(7,042)	(528,781)	(4,816,966)
I Class
Sold	18,720,741	168,347,728	23,843,170	213,693,338
Issued in reinvestment of distributions	1,549,759	13,984,143	2,631,091	23,576,225
Redeemed	(14,282,219)	(128,741,041)	(16,380,716)	(146,586,322)
	5,988,281	53,590,830	10,093,545	90,683,241
Y Class
Sold	46,096	414,546	33,942	305,466
Issued in reinvestment of distributions	2,710	24,466	3,510	31,464
Redeemed	(2,373)	(21,387)	(15,356)	(137,064)
	46,433	417,625	22,096	199,866
A Class
Sold	396,950	3,581,927	490,408	4,409,389
Issued in reinvestment of distributions	45,560	411,222	98,893	885,654
Redeemed	(180,816)	(1,627,917)	(1,143,111)	(10,254,624)
	261,694	2,365,232	(553,810)	(4,959,581)
C Class
Sold	56,220	505,478	100,003	896,514
Issued in reinvestment of distributions	6,282	56,694	11,145	99,894
Redeemed	(39,742)	(357,969)	(66,379)	(592,401)
	22,760	204,203	44,769	404,007
R Class
Sold	16,863	151,820	65,671	588,957
Issued in reinvestment of distributions	1,874	16,931	4,766	42,730
Redeemed	(26,304)	(238,006)	(87,017)	(784,153)
	(7,567)	(69,255)	(16,580)	(152,466)
R5 Class
Sold	214	1,933	3,407	30,529
Issued in reinvestment of distributions	574	5,182	1,172	10,498
Redeemed	(563)	(5,079)	(7,699)	(68,788)
	225	2,036	(3,120)	(27,761)
R6 Class
Sold	701,042	6,302,090	950,522	8,504,077
Issued in reinvestment of distributions	46,194	417,165	81,637	732,346
Redeemed	(599,272)	(5,392,729)	(659,594)	(5,913,602)
	147,964	1,326,526	372,565	3,322,821
Net increase (decrease)	6,455,740	$57,830,155	9,430,684	$84,653,161

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund
Investor Class
Sold	784,200,252	$784,200,252	1,568,400,359	$1,568,400,359
Issued in reinvestment of distributions	14,482,628	14,482,628	33,738,824	33,738,824
Redeemed	(602,736,411)	(602,736,411)	(1,537,611,516)	(1,537,611,516)
	195,946,469	195,946,469	64,527,667	64,527,667
A Class
Sold	17,104,091	17,104,091	41,262,998	41,262,998
Issued in reinvestment of distributions	1,324,583	1,324,583	2,881,291	2,881,291
Redeemed	(28,962,444)	(28,962,444)	(33,995,791)	(33,995,791)
	(10,533,770)	(10,533,770)	10,148,498	10,148,498
C Class
Sold	3,856	3,856	35,090	35,090
Issued in reinvestment of distributions	3,566	3,566	10,613	10,613
Redeemed	(37,981)	(37,981)	(86,234)	(86,234)
	(30,559)	(30,559)	(40,531)	(40,531)
Net increase (decrease)	185,382,140	$185,382,140	74,635,634	$74,635,634

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Core Plus Fund	$11,477,000
Diversified Bond Fund	$108,645,250
Multisector Income Fund	$3,640,000
Short Duration Fund	$12,555,333
Short Duration Strategic Income Fund	$23,373,333

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Core Plus Fund	$3,358,956
Diversified Bond Fund	$13,024,313
Multisector Income Fund	$140,447
Short Duration Inflation Protection Bond Fund	$25,179,077
Short Duration Strategic Income Fund	$1,299,134

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Core Plus Fund	$72,265,145	$17,629,195
Diversified Bond Fund	$603,781,314	$234,910,992
High-Yield Fund	$2,204,354	—
Multisector Income Fund	$34,773,817	$1,745,359
Short Duration Fund	$84,485,318	$17,460,809
Short Duration Inflation Protection Bond Fund	$82,576,694	$31,259,766
Short Duration Strategic Income Fund	$115,838,304	$7,144,680

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Short Duration Inflation Protection Bond Fund	$380,600,000

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Core Plus Fund	Diversified Bond Fund	High Income Fund	High-Yield Fund	Multisector Income Fund
Federal tax cost of investments	$436,961,722	$5,039,324,761	$1,919,448,988	$94,169,615	$113,537,555
Gross tax appreciation of investments	$6,774,193	$70,530,306	$59,699,508	$1,516,804	$1,883,376
Gross tax depreciation of investments	(5,498,827)	(68,791,716)	(73,656,353)	(852,259)	(1,027,534)
Net tax appreciation (depreciation) of investments	$1,275,366	$1,738,590	$(13,956,845)	$664,545	$855,842

	Prime Money Market Fund	Short Duration Fund	Short Duration Inflation Protection Bond Fund	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Federal tax cost of investments	$2,522,537,052	$1,129,101,689	$1,514,014,060	$774,264,144	$902,559,151
Gross tax appreciation of investments	—	$10,487,525	$19,510,101	$9,108,884	—
Gross tax depreciation of investments	—	(7,117,689)	(7,120,788)	(5,151,079)	—
Net tax appreciation (depreciation) of investments	—	$3,369,836	$12,389,313	$3,957,805	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Core Plus Fund	$(37,312,560)	$(54,158,674)
Diversified Bond Fund	$(490,631,599)	$(514,096,126)
High Income Fund	$(7,428,348)	$(118,506,221)
High-Yield Fund	$(5,762,367)	$(42,370,472)
Multisector Income Fund	$(4,791,295)	$(4,645,210)
Prime Money Market Fund	$(65,931)	$(2,656)
Short Duration Fund	$(43,353,769)	$(60,162,295)
Short Duration Inflation Protection Bond Fund	$(33,025,131)	$(38,089,859)
Short Duration Strategic Income Fund	$(28,462,207)	$(33,323,029)
U.S. Government Money Market Fund	$(131,030)	$(5,613)

As of March 31, 2025, Short Duration Strategic Income Fund had post-October capital loss deferrals of $(19,798), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Core Plus Fund
Investor Class
2025(3)	$9.18	0.22	0.11	0.33	(0.22)	—	(0.22)	$9.29	3.63%	0.55%	0.55%	4.73%	4.73%	96%	$401,736
2025	$9.17	0.44	0.02	0.46	(0.45)	—	(0.45)	$9.18	5.12%	0.55%	0.55%	4.82%	4.82%	132%	$402,435
2024	$9.45	0.40	(0.28)	0.12	(0.40)	—	(0.40)	$9.17	1.37%	0.55%	0.55%	4.38%	4.38%	150%	$364,079
2023	$10.44	0.32	(0.99)	(0.67)	(0.32)	—	(0.32)	$9.45	(6.42)%	0.55%	0.55%	3.37%	3.37%	174%	$369,558
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
2021	$10.78	0.23	0.44	0.67	(0.27)	—	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
I Class
2025(3)	$9.18	0.22	0.11	0.33	(0.22)	—	(0.22)	$9.29	3.68%	0.45%	0.45%	4.83%	4.83%	96%	$12,151
2025	$9.17	0.45	0.02	0.47	(0.46)	—	(0.46)	$9.18	5.23%	0.45%	0.45%	4.92%	4.92%	132%	$14,991
2024	$9.45	0.41	(0.28)	0.13	(0.41)	—	(0.41)	$9.17	1.47%	0.45%	0.45%	4.48%	4.48%	150%	$15,273
2023	$10.44	0.33	(0.99)	(0.66)	(0.33)	—	(0.33)	$9.45	(6.33)%	0.45%	0.45%	3.47%	3.47%	174%	$22,492
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
2021	$10.77	0.24	0.45	0.69	(0.28)	—	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
A Class
2025(3)	$9.18	0.21	0.11	0.32	(0.21)	—	(0.21)	$9.29	3.50%	0.80%	0.80%	4.48%	4.48%	96%	$11,616
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.80%	0.80%	4.57%	4.57%	132%	$11,638
2024	$9.45	0.38	(0.28)	0.10	(0.38)	—	(0.38)	$9.17	1.11%	0.80%	0.80%	4.13%	4.13%	150%	$12,467
2023	$10.44	0.30	(1.00)	(0.70)	(0.29)	—	(0.29)	$9.45	(6.66)%	0.80%	0.80%	3.12%	3.12%	174%	$12,591
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
2021	$10.78	0.21	0.43	0.64	(0.24)	—	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
C Class
2025(3)	$9.18	0.17	0.11	0.28	(0.17)	—	(0.17)	$9.29	3.11%	1.55%	1.55%	3.73%	3.73%	96%	$495
2025	$9.17	0.35	0.02	0.37	(0.36)	—	(0.36)	$9.18	4.08%	1.55%	1.55%	3.82%	3.82%	132%	$465
2024	$9.45	0.31	(0.28)	0.03	(0.31)	—	(0.31)	$9.17	0.36%	1.55%	1.55%	3.38%	3.38%	150%	$428
2023	$10.44	0.22	(0.99)	(0.77)	(0.22)	—	(0.22)	$9.45	(7.36)%	1.55%	1.55%	2.37%	2.37%	174%	$638
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
2021	$10.77	0.12	0.44	0.56	(0.15)	—	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Core Plus Fund
R Class
2025(3)	$9.19	0.19	0.11	0.30	(0.20)	—	(0.20)	$9.29	3.26%	1.05%	1.05%	4.23%	4.23%	96%	$1,234
2025	$9.17	0.40	0.02	0.42	(0.40)	—	(0.40)	$9.19	4.72%	1.05%	1.05%	4.32%	4.32%	132%	$942
2024	$9.45	0.35	(0.28)	0.07	(0.35)	—	(0.35)	$9.17	0.86%	1.05%	1.05%	3.88%	3.88%	150%	$822
2023	$10.44	0.28	(1.00)	(0.72)	(0.27)	—	(0.27)	$9.45	(6.89)%	1.05%	1.05%	2.87%	2.87%	174%	$881
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825
2021	$10.77	0.18	0.44	0.62	(0.21)	—	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591
R5 Class
2025(3)	$9.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$9.29	3.73%	0.35%	0.35%	4.93%	4.93%	96%	$1,547
2025	$9.17	0.46	0.02	0.48	(0.47)	—	(0.47)	$9.18	5.33%	0.35%	0.35%	5.02%	5.02%	132%	$3,083
2024	$9.45	0.42	(0.28)	0.14	(0.42)	—	(0.42)	$9.17	1.57%	0.35%	0.35%	4.58%	4.58%	150%	$2,593
2023	$10.43	0.34	(0.98)	(0.64)	(0.34)	—	(0.34)	$9.45	(6.15)%	0.35%	0.35%	3.57%	3.57%	174%	$8,916
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
2021	$10.77	0.26	0.43	0.69	(0.29)	—	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
G Class
2025(3)	$9.18	0.24	0.11	0.35	(0.24)	—	(0.24)	$9.29	3.91%	0.01%	0.35%	5.27%	4.93%	96%	$5
2025	$9.16	0.49	0.03	0.52	(0.50)	—	(0.50)	$9.18	5.83%	0.01%	0.35%	5.36%	5.02%	132%	$5
2024	$9.44	0.45	(0.28)	0.17	(0.45)	—	(0.45)	$9.16	1.92%	0.01%	0.35%	4.92%	4.58%	150%	$5
2023	$10.43	0.34	(0.96)	(0.62)	(0.37)	—	(0.37)	$9.44	(5.92)%	0.01%	0.35%	3.91%	3.57%	174%	$5
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504
2021(4)	$11.37	0.11	(0.16)	(0.05)	(0.15)	—	(0.15)	$11.17	(0.45)%	0.01%	0.35%	2.47%	2.13%	285%(5)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)November 4, 2020 (commencement of sale) through March 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Diversified Bond Fund
Investor Class
2025(3)	$9.17	0.20	0.10	0.30	(0.20)	—	(0.20)	$9.27	3.35%	0.60%	0.60%	4.40%	4.40%	91%	$540,963
2025	$9.16	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.17	4.66%	0.60%	0.60%	4.38%	4.38%	154%	$548,406
2024	$9.43	0.37	(0.27)	0.10	(0.37)	—	(0.37)	$9.16	1.15%	0.60%	0.60%	4.05%	4.05%	154%	$576,362
2023	$10.28	0.28	(0.85)	(0.57)	(0.28)	—	(0.28)	$9.43	(5.56)%	0.60%	0.60%	3.03%	3.03%	170%	$590,248
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	(0.48)	$10.96	2.95%	0.60%	0.60%	1.42%	1.42%	238%	$750,959
I Class
2025(3)	$9.18	0.21	0.10	0.31	(0.21)	—	(0.21)	$9.28	3.45%	0.40%	0.40%	4.60%	4.60%	91%	$656,060
2025	$9.16	0.42	0.03	0.45	(0.43)	—	(0.43)	$9.18	4.98%	0.40%	0.40%	4.58%	4.58%	154%	$676,380
2024	$9.43	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.16	1.35%	0.40%	0.40%	4.25%	4.25%	154%	$710,342
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.37)%	0.40%	0.40%	3.23%	3.23%	170%	$689,974
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.06%	0.40%	0.40%	1.62%	1.62%	238%	$871,066
Y Class
2025(3)	$9.18	0.21	0.10	0.31	(0.21)	—	(0.21)	$9.28	3.47%	0.37%	0.37%	4.63%	4.63%	91%	$232,328
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.90%	0.37%	0.37%	4.61%	4.61%	154%	$216,494
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.38%	0.37%	0.37%	4.28%	4.28%	154%	$169,502
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.33)%	0.37%	0.37%	3.26%	3.26%	170%	$119,167
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	(0.50)	$10.96	3.09%	0.37%	0.37%	1.65%	1.65%	238%	$115,357
A Class
2025(3)	$9.17	0.19	0.10	0.29	(0.19)	—	(0.19)	$9.27	3.22%	0.85%	0.85%	4.15%	4.15%	91%	$43,809
2025	$9.16	0.38	0.01	0.39	(0.38)	—	(0.38)	$9.17	4.40%	0.85%	0.85%	4.13%	4.13%	154%	$46,026
2024	$9.43	0.35	(0.27)	0.08	(0.35)	—	(0.35)	$9.16	0.90%	0.85%	0.85%	3.80%	3.80%	154%	$68,066
2023	$10.28	0.25	(0.85)	(0.60)	(0.25)	—	(0.25)	$9.43	(5.79)%	0.85%	0.85%	2.78%	2.78%	170%	$74,013
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	(0.45)	$10.96	2.69%	0.85%	0.85%	1.17%	1.17%	238%	$113,848

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Diversified Bond Fund
C Class
2025(3)	$9.17	0.16	0.09	0.25	(0.16)	—	(0.16)	$9.26	2.73%	1.60%	1.60%	3.40%	3.40%	91%	$3,614
2025	$9.15	0.31	0.03	0.34	(0.32)	—	(0.32)	$9.17	3.73%	1.60%	1.60%	3.38%	3.38%	154%	$4,368
2024	$9.42	0.28	(0.27)	0.01	(0.28)	—	(0.28)	$9.15	0.14%	1.60%	1.60%	3.05%	3.05%	154%	$7,853
2023	$10.27	0.18	(0.85)	(0.67)	(0.18)	—	(0.18)	$9.42	(6.51)%	1.60%	1.60%	2.03%	2.03%	170%	$7,638
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	(0.36)	$10.95	1.93%	1.60%	1.60%	0.42%	0.42%	238%	$10,550
R Class
2025(3)	$9.17	0.18	0.10	0.28	(0.18)	—	(0.18)	$9.27	3.09%	1.10%	1.10%	3.90%	3.90%	91%	$4,277
2025	$9.16	0.36	0.01	0.37	(0.36)	—	(0.36)	$9.17	4.14%	1.10%	1.10%	3.88%	3.88%	154%	$4,037
2024	$9.43	0.32	(0.27)	0.05	(0.32)	—	(0.32)	$9.16	0.64%	1.10%	1.10%	3.55%	3.55%	154%	$4,163
2023	$10.28	0.23	(0.85)	(0.62)	(0.23)	—	(0.23)	$9.43	(6.03)%	1.10%	1.10%	2.53%	2.53%	170%	$4,796
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	(0.42)	$10.95	2.44%	1.10%	1.10%	0.92%	0.92%	238%	$7,274
R5 Class
2025(3)	$9.18	0.21	0.10	0.31	(0.21)	—	(0.21)	$9.28	3.46%	0.40%	0.40%	4.60%	4.60%	91%	$6
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.40%	0.40%	4.58%	4.58%	154%	$6
2024	$9.43	0.39	(0.26)	0.13	(0.39)	—	(0.39)	$9.17	1.45%	0.40%	0.40%	4.25%	4.25%	154%	$5
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.40)%	0.40%	0.40%	3.23%	3.23%	170%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.15%	0.40%	0.40%	1.62%	1.62%	238%	$629
R6 Class
2025(3)	$9.18	0.21	0.10	0.31	(0.21)	—	(0.21)	$9.28	3.48%	0.35%	0.35%	4.65%	4.65%	91%	$118,400
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.92%	0.35%	0.35%	4.63%	4.63%	154%	$119,968
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.40%	0.35%	0.35%	4.30%	4.30%	154%	$154,989
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.31)%	0.35%	0.35%	3.28%	3.28%	170%	$138,248
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	(0.50)	$10.97	3.20%	0.35%	0.35%	1.67%	1.67%	238%	$128,121

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Diversified Bond Fund
G Class
2025(3)	$9.18	0.23	0.10	0.33	(0.23)	—	(0.23)	$9.28	3.65%	0.01%	0.35%	4.99%	4.65%	91%	$3,293,567
2025	$9.17	0.46	0.01	0.47	(0.46)	—	(0.46)	$9.18	5.27%	0.01%	0.35%	4.97%	4.63%	154%	$3,778,183
2024	$9.44	0.42	(0.27)	0.15	(0.42)	—	(0.42)	$9.17	1.75%	0.01%	0.35%	4.64%	4.30%	154%	$4,495,587
2023(4)	$9.85	0.30	(0.41)	(0.11)	(0.30)	—	(0.30)	$9.44	(1.10)%	0.01%	0.35%	3.67%	3.33%	170%(5)	$4,581,460

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High Income Fund
Investor Class
2025(3)	$8.58	0.29	0.24	0.53	(0.29)	—	(0.29)	$8.82	6.23%	0.78%	0.78%	6.60%	6.60%	24%	$200,648
2025	$8.58	0.56	—(4)	0.56	(0.56)	—	(0.56)	$8.58	6.76%	0.78%	0.78%	6.44%	6.44%	35%	$184,388
2024	$8.25	0.54	0.33	0.87	(0.54)	—	(0.54)	$8.58	10.76%	0.79%	0.79%	6.44%	6.44%	28%	$134,075
2023	$9.13	0.49	(0.85)	(0.36)	(0.50)	(0.02)	(0.52)	$8.25	(3.76)%	0.78%	0.78%	6.02%	6.02%	31%	$117,101
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
2021	$8.15	0.48	1.57	2.05	(0.49)	—	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	5.21%	52%	$40,746
I Class
2025(3)	$8.58	0.29	0.23	0.52	(0.29)	—	(0.29)	$8.81	6.16%	0.68%	0.68%	6.70%	6.70%	24%	$148,517
2025	$8.57	0.56	0.01	0.57	(0.56)	—	(0.56)	$8.58	6.86%	0.68%	0.68%	6.54%	6.54%	35%	$160,780
2024	$8.25	0.54	0.32	0.86	(0.54)	—	(0.54)	$8.57	10.86%	0.69%	0.69%	6.54%	6.54%	28%	$467,869
2023	$9.12	0.51	(0.85)	(0.34)	(0.51)	(0.02)	(0.53)	$8.25	(3.56)%	0.68%	0.68%	6.12%	6.12%	31%	$340,613
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
2021	$8.15	0.49	1.56	2.05	(0.50)	—	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	5.31%	52%	$127,684
Y Class
2025(3)	$8.58	0.29	0.23	0.52	(0.29)	—	(0.29)	$8.81	6.21%	0.58%	0.58%	6.80%	6.80%	24%	$335,504
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$293,586
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$323,733
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$208,457
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$615,479
A Class
2025(3)	$8.58	0.28	0.24	0.52	(0.28)	—	(0.28)	$8.82	6.10%	1.03%	1.03%	6.35%	6.35%	24%	$8,268
2025	$8.58	0.53	—(4)	0.53	(0.53)	—	(0.53)	$8.58	6.49%	1.03%	1.03%	6.19%	6.19%	35%	$7,288
2024	$8.25	0.52	0.32	0.84	(0.51)	—	(0.51)	$8.58	10.48%	1.04%	1.04%	6.19%	6.19%	28%	$6,177
2023	$9.13	0.47	(0.85)	(0.38)	(0.48)	(0.02)	(0.50)	$8.25	(4.00)%	1.03%	1.03%	5.77%	5.77%	31%	$4,865
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
2021	$8.15	0.46	1.57	2.03	(0.47)	—	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	4.96%	52%	$4,761

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High Income Fund
R5 Class
2025(3)	$8.58	0.30	0.23	0.53	(0.30)	—	(0.30)	$8.81	6.21%	0.58%	0.58%	6.80%	6.80%	24%	$275
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$172
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$201
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$176
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$142
R6 Class
2025(3)	$8.58	0.30	0.23	0.53	(0.30)	—	(0.30)	$8.81	6.24%	0.53%	0.53%	6.85%	6.85%	24%	$373,455
2025	$8.57	0.58	0.01	0.59	(0.58)	—	(0.58)	$8.58	7.15%	0.53%	0.53%	6.69%	6.69%	35%	$327,508
2024	$8.25	0.55	0.33	0.88	(0.56)	—	(0.56)	$8.57	10.89%	0.54%	0.54%	6.69%	6.69%	28%	$184,160
2023	$9.12	0.52	(0.84)	(0.32)	(0.53)	(0.02)	(0.55)	$8.25	(3.41)%	0.53%	0.53%	6.27%	6.27%	31%	$267,183
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
2021	$8.14	0.50	1.58	2.08	(0.52)	—	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	5.46%	52%	$282,349
G Class
2025(3)	$8.58	0.32	0.23	0.55	(0.32)	—	(0.32)	$8.81	6.52%	0.00%	0.53%	7.38%	6.85%	24%	$844,296
2025	$8.57	0.62	0.01	0.63	(0.62)	—	(0.62)	$8.58	7.58%	0.00%	0.53%	7.22%	6.69%	35%	$937,725
2024	$8.25	0.60	0.32	0.92	(0.60)	—	(0.60)	$8.57	11.61%	0.01%	0.54%	7.22%	6.69%	28%	$1,061,994
2023(5)	$8.41	0.48	(0.12)	0.36	(0.50)	(0.02)	(0.52)	$8.25	4.39%	0.00%	0.53%	6.82%	6.29%	31%(6)	$1,018,372

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
(5)May 19, 2022 (commencement of sale) through March 31, 2023.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Fund
Investor Class
2025(3)	$5.06	0.15	0.14	0.29	(0.15)	$5.20	5.84%	0.72%	5.92%	78%	$74,239
2025	$5.03	0.29	0.02	0.31	(0.28)	$5.06	6.39%	0.77%	5.62%	41%	$73,263
2024	$4.91	0.27	0.12	0.39	(0.27)	$5.03	8.26%	0.78%	5.54%	40%	$73,867
2023	$5.41	0.24	(0.49)	(0.25)	(0.25)	$4.91	(4.61)%	0.78%	4.85%	43%	$77,431
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	3.90%	83%	$90,165
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	4.25%	100%	$96,679
I Class
2025(3)	$5.08	0.15	0.14	0.29	(0.15)	$5.22	5.88%	0.62%	6.02%	78%	$2,616
2025	$5.05	0.29	0.03	0.32	(0.29)	$5.08	6.49%	0.67%	5.72%	41%	$2,715
2024	$4.92	0.28	0.13	0.41	(0.28)	$5.05	8.58%	0.68%	5.64%	40%	$9,508
2023	$5.42	0.24	(0.49)	(0.25)	(0.25)	$4.92	(4.49)%	0.68%	4.95%	43%	$4,202
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	4.00%	83%	$13,220
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	4.35%	100%	$5,273
Y Class
2025(3)	$5.07	0.16	0.14	0.30	(0.16)	$5.21	5.94%	0.52%	6.12%	78%	$27
2025	$5.04	0.30	0.03	0.33	(0.30)	$5.07	6.60%	0.57%	5.82%	41%	$28
2024	$4.92	0.28	0.12	0.40	(0.28)	$5.04	8.47%	0.58%	5.74%	40%	$68
2023	$5.42	0.26	(0.50)	(0.24)	(0.26)	$4.92	(4.40)%	0.58%	5.05%	43%	$15
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$6
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	4.45%	100%	$21,131
A Class
2025(3)	$5.06	0.15	0.15	0.30	(0.15)	$5.21	5.91%	0.97%	5.67%	78%	$8,666
2025	$5.04	0.27	0.02	0.29	(0.27)	$5.06	5.92%	1.02%	5.37%	41%	$7,825
2024	$4.91	0.26	0.13	0.39	(0.26)	$5.04	8.20%	1.03%	5.29%	40%	$8,351
2023	$5.41	0.23	(0.50)	(0.27)	(0.23)	$4.91	(4.84)%	1.03%	4.60%	43%	$8,677
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	3.65%	83%	$11,933
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	4.00%	100%	$13,798

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Fund
C Class
2025(3)	$5.06	0.13	0.14	0.27	(0.13)	$5.20	5.31%	1.72%	4.92%	78%	$660
2025	$5.03	0.24	0.02	0.26	(0.23)	$5.06	5.34%	1.77%	4.62%	41%	$769
2024	$4.91	0.22	0.12	0.34	(0.22)	$5.03	7.19%	1.78%	4.54%	40%	$398
2023	$5.41	0.19	(0.49)	(0.30)	(0.20)	$4.91	(5.56)%	1.78%	3.85%	43%	$681
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	2.90%	83%	$816
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	3.25%	100%	$1,225
R Class
2025(3)	$5.06	0.14	0.14	0.28	(0.14)	$5.20	5.58%	1.22%	5.42%	78%	$1,526
2025	$5.04	0.26	0.02	0.28	(0.26)	$5.06	5.65%	1.27%	5.12%	41%	$1,441
2024	$4.91	0.25	0.13	0.38	(0.25)	$5.04	7.93%	1.28%	5.04%	40%	$1,388
2023	$5.41	0.22	(0.50)	(0.28)	(0.22)	$4.91	(5.08)%	1.28%	4.35%	43%	$1,256
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	3.40%	83%	$1,066
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	3.75%	100%	$1,207
R5 Class
2025(3)	$5.06	0.16	0.15	0.31	(0.16)	$5.21	6.15%	0.52%	6.12%	78%	$60
2025	$5.03	0.30	0.03	0.33	(0.30)	$5.06	6.39%	0.57%	5.82%	41%	$56
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.69%	0.58%	5.74%	40%	$72
2023	$5.42	0.25	(0.50)	(0.25)	(0.26)	$4.91	(4.59)%	0.58%	5.05%	43%	$488
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$588
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	4.45%	100%	$494
R6 Class
2025(3)	$5.05	0.16	0.15	0.31	(0.16)	$5.20	6.18%	0.47%	6.17%	78%	$170
2025	$5.03	0.30	0.02	0.32	(0.30)	$5.05	6.45%	0.52%	5.87%	41%	$275
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.53%	0.53%	5.79%	40%	$571
2023	$5.41	0.25	(0.49)	(0.24)	(0.26)	$4.91	(4.37)%	0.53%	5.10%	43%	$247
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	4.15%	83%	$329
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	4.50%	100%	$365

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Multisector Income Fund
Investor Class
2025(3)	$8.92	0.24	0.15	0.39	(0.25)	—	(0.25)	$9.06	4.40%	0.56%	0.56%	5.46%	5.46%	78%	$54,099
2025	$8.86	0.50	0.08	0.58	(0.52)	—	(0.52)	$8.92	6.76%	0.57%	0.57%	5.65%	5.65%	169%	$51,246
2024	$8.93	0.47	(0.07)	0.40	(0.47)	—	(0.47)	$8.86	4.72%	0.56%	0.56%	5.41%	5.41%	173%	$46,154
2023	$9.58	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)	$8.93	(2.87)%	0.73%	0.73%	4.11%	4.11%	176%	$55,862
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	0.75%	3.24%	3.24%	185%	$54,374
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
I Class
2025(3)	$8.91	0.25	0.15	0.40	(0.25)	—	(0.25)	$9.06	4.57%	0.46%	0.46%	5.56%	5.56%	78%	$23,995
2025	$8.86	0.51	0.07	0.58	(0.53)	—	(0.53)	$8.91	6.75%	0.47%	0.47%	5.75%	5.75%	169%	$23,563
2024	$8.93	0.48	(0.07)	0.41	(0.48)	—	(0.48)	$8.86	4.83%	0.46%	0.46%	5.51%	5.51%	173%	$40,389
2023	$9.58	0.39	(0.66)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.78)%	0.63%	0.63%	4.21%	4.21%	176%	$14,106
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	0.65%	3.34%	3.34%	185%	$7,009
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
Y Class
2025(3)	$8.92	0.25	0.15	0.40	(0.26)	—	(0.26)	$9.06	4.50%	0.36%	0.36%	5.66%	5.66%	78%	$7
2025	$8.86	0.52	0.08	0.60	(0.54)	—	(0.54)	$8.92	6.95%	0.37%	0.37%	5.85%	5.85%	169%	$7
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.80%	0.36%	0.36%	5.61%	5.61%	173%	$6
2023	$9.58	0.38	(0.65)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.70)%	0.53%	0.53%	4.31%	4.31%	176%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	0.55%	3.44%	3.44%	185%	$6
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
A Class
2025(3)	$8.92	0.23	0.15	0.38	(0.24)	—	(0.24)	$9.06	4.27%	0.81%	0.81%	5.21%	5.21%	78%	$8,323
2025	$8.86	0.48	0.08	0.56	(0.50)	—	(0.50)	$8.92	6.50%	0.82%	0.82%	5.40%	5.40%	169%	$7,224
2024	$8.93	0.45	(0.07)	0.38	(0.45)	—	(0.45)	$8.86	4.35%	0.81%	0.81%	5.16%	5.16%	173%	$5,704
2023	$9.58	0.35	(0.65)	(0.30)	(0.35)	—	(0.35)	$8.93	(3.01)%	0.98%	0.98%	3.86%	3.86%	176%	$4,918
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	1.00%	2.99%	2.99%	185%	$4,535
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Multisector Income Fund
C Class
2025(3)	$8.91	0.20	0.14	0.34	(0.20)	—	(0.20)	$9.05	3.88%	1.56%	1.56%	4.46%	4.46%	78%	$384
2025	$8.86	0.41	0.08	0.49	(0.44)	—	(0.44)	$8.91	5.59%	1.57%	1.57%	4.65%	4.65%	169%	$525
2024	$8.93	0.39	(0.07)	0.32	(0.39)	—	(0.39)	$8.86	3.69%	1.56%	1.56%	4.41%	4.41%	173%	$550
2023	$9.58	0.29	(0.66)	(0.37)	(0.28)	—	(0.28)	$8.93	(3.84)%	1.73%	1.73%	3.11%	3.11%	176%	$517
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	1.75%	2.24%	2.24%	185%	$349
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176
R Class
2025(3)	$8.92	0.22	0.14	0.36	(0.22)	—	(0.22)	$9.06	4.13%	1.06%	1.06%	4.96%	4.96%	78%	$582
2025	$8.86	0.46	0.08	0.54	(0.48)	—	(0.48)	$8.92	6.23%	1.07%	1.07%	5.15%	5.15%	169%	$1,083
2024	$8.93	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$8.86	4.09%	1.06%	1.06%	4.91%	4.91%	173%	$706
2023	$9.59	0.33	(0.67)	(0.34)	(0.32)	—	(0.32)	$8.93	(3.35)%	1.23%	1.23%	3.61%	3.61%	176%	$664
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	1.25%	2.74%	2.74%	185%	$544
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
R5 Class
2025(3)	$8.91	0.25	0.16	0.41	(0.26)	—	(0.26)	$9.06	4.62%	0.36%	0.36%	5.66%	5.66%	78%	$869
2025	$8.86	0.52	0.07	0.59	(0.54)	—	(0.54)	$8.91	6.85%	0.37%	0.37%	5.85%	5.85%	169%	$998
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.93%	0.36%	0.36%	5.61%	5.61%	173%	$599
2023	$9.58	0.39	(0.65)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.68)%	0.53%	0.53%	4.31%	4.31%	176%	$493
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	0.55%	3.44%	3.44%	185%	$383
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
R6 Class
2025(3)	$8.91	0.26	0.15	0.41	(0.26)	—	(0.26)	$9.06	4.65%	0.31%	0.31%	5.71%	5.71%	78%	$21,197
2025	$8.86	0.53	0.07	0.60	(0.55)	—	(0.55)	$8.91	6.91%	0.32%	0.32%	5.90%	5.90%	169%	$19,987
2024	$8.93	0.50	(0.07)	0.43	(0.50)	—	(0.50)	$8.86	4.99%	0.31%	0.31%	5.66%	5.66%	173%	$13,638
2023	$9.58	0.40	(0.66)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.63)%	0.48%	0.48%	4.36%	4.36%	176%	$8,811
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	0.50%	3.49%	3.49%	185%	$5,047
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Prime Money Market Fund
Investor Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.00%	0.57%	0.57%	3.95%	3.95%	$2,458,748
2025	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.67%	0.57%	0.57%	4.56%	4.56%	$2,394,636
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	5.04%	0.58%	0.58%	4.93%	4.93%	$2,106,170
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.38%	0.58%	0.58%	2.40%	2.40%	$1,905,924
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
A Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.87%	0.82%	0.82%	3.70%	3.70%	$29,412
2025	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.41%	0.82%	0.82%	4.31%	4.31%	$31,965
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.78%	0.83%	0.83%	4.68%	4.68%	$25,920
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.15%	0.81%	0.83%	2.17%	2.15%	$23,958
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
C Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.62%	1.32%	1.32%	3.20%	3.20%	$1,121
2025	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	3.89%	1.32%	1.32%	3.81%	3.81%	$1,323
2024	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.25%	1.33%	1.33%	4.18%	4.18%	$1,179
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.73%	1.18%	1.33%	1.80%	1.65%	$2,147
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Fund
Investor Class
2025(3)	$9.81	0.22	0.07	0.29	(0.23)	—	(0.23)	$9.87	2.94%	0.57%	0.57%	4.51%	4.51%	91%	$293,812
2025	$9.73	0.45	0.09	0.54	(0.46)	—	(0.46)	$9.81	5.63%	0.56%	0.56%	4.63%	4.63%	272%	$291,092
2024	$9.80	0.41	(0.07)	0.34	(0.41)	—	(0.41)	$9.73	3.58%	0.57%	0.58%	4.23%	4.22%	310%	$364,613
2023	$10.06	0.27	(0.27)	—	(0.26)	—	(0.26)	$9.80	0.00%	0.58%	0.59%	2.68%	2.67%	187%	$353,985
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
2021	$10.05	0.11	0.45	0.56	(0.14)	—	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
I Class
2025(3)	$9.81	0.23	0.06	0.29	(0.23)	—	(0.23)	$9.87	2.99%	0.47%	0.47%	4.61%	4.61%	91%	$156,842
2025	$9.73	0.46	0.09	0.55	(0.47)	—	(0.47)	$9.81	5.73%	0.46%	0.46%	4.73%	4.73%	272%	$144,759
2024	$9.80	0.42	(0.07)	0.35	(0.42)	—	(0.42)	$9.73	3.68%	0.47%	0.48%	4.33%	4.32%	310%	$167,986
2023	$10.06	0.28	(0.27)	0.01	(0.27)	—	(0.27)	$9.80	0.10%	0.48%	0.49%	2.78%	2.77%	187%	$215,665
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
2021	$10.05	0.13	0.44	0.57	(0.15)	—	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
A Class
2025(3)	$9.81	0.21	0.06	0.27	(0.21)	—	(0.21)	$9.87	2.81%	0.82%	0.82%	4.26%	4.26%	91%	$14,850
2025	$9.72	0.43	0.09	0.52	(0.43)	—	(0.43)	$9.81	5.47%	0.81%	0.81%	4.38%	4.38%	272%	$16,854
2024	$9.80	0.39	(0.08)	0.31	(0.39)	—	(0.39)	$9.72	3.22%	0.82%	0.83%	3.98%	3.97%	310%	$20,676
2023	$10.05	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	$9.80	(0.15)%	0.83%	0.84%	2.43%	2.42%	187%	$20,055
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
2021	$10.05	0.09	0.44	0.53	(0.12)	—	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
C Class
2025(3)	$9.81	0.17	0.08	0.25	(0.18)	—	(0.18)	$9.88	2.53%	1.57%	1.57%	3.51%	3.51%	91%	$2,327
2025	$9.73	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.81	4.58%	1.56%	1.56%	3.63%	3.63%	272%	$2,407
2024	$9.81	0.31	(0.08)	0.23	(0.31)	—	(0.31)	$9.73	2.44%	1.57%	1.58%	3.23%	3.22%	310%	$1,576
2023	$10.06	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$9.81	(0.89)%	1.58%	1.59%	1.68%	1.67%	187%	$2,704
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099
2021	$10.05	0.02	0.44	0.46	(0.04)	—	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Fund
R Class
2025(3)	$9.82	0.20	0.06	0.26	(0.20)	—	(0.20)	$9.88	2.68%	1.07%	1.07%	4.01%	4.01%	91%	$693
2025	$9.73	0.40	0.10	0.50	(0.41)	—	(0.41)	$9.82	5.21%	1.06%	1.06%	4.13%	4.13%	272%	$623
2024	$9.81	0.36	(0.08)	0.28	(0.36)	—	(0.36)	$9.73	2.95%	1.07%	1.08%	3.73%	3.72%	310%	$686
2023	$10.06	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)	$9.81	(0.39)%	1.08%	1.09%	2.18%	2.17%	187%	$669
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
2021	$10.06	0.07	0.43	0.50	(0.09)	—	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937
R5 Class
2025(3)	$9.81	0.23	0.07	0.30	(0.24)	—	(0.24)	$9.87	3.04%	0.37%	0.37%	4.71%	4.71%	91%	$10,503
2025	$9.73	0.47	0.09	0.56	(0.48)	—	(0.48)	$9.81	5.84%	0.36%	0.36%	4.83%	4.83%	272%	$10,875
2024	$9.80	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$9.73	3.78%	0.37%	0.38%	4.43%	4.42%	310%	$11,660
2023	$10.06	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.80	0.20%	0.38%	0.39%	2.88%	2.87%	187%	$11,061
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
2021	$10.05	0.14	0.44	0.58	(0.16)	—	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
R6 Class
2025(3)	$9.80	0.23	0.07	0.30	(0.24)	—	(0.24)	$9.86	3.07%	0.32%	0.32%	4.76%	4.76%	91%	$76,317
2025	$9.72	0.48	0.08	0.56	(0.48)	—	(0.48)	$9.80	5.89%	0.31%	0.31%	4.88%	4.88%	272%	$72,055
2024	$9.79	0.44	(0.07)	0.37	(0.44)	—	(0.44)	$9.72	3.84%	0.32%	0.33%	4.48%	4.47%	310%	$72,563
2023	$10.05	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.79	0.25%	0.33%	0.34%	2.93%	2.92%	187%	$58,650
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
2021	$10.04	0.15	0.44	0.59	(0.17)	—	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
G Class
2025(3)	$9.80	0.25	0.07	0.32	(0.25)	—	(0.25)	$9.87	3.33%	0.01%	0.32%	5.07%	4.76%	91%	$549,600
2025	$9.72	0.51	0.08	0.59	(0.51)	—	(0.51)	$9.80	6.22%	0.01%	0.31%	5.18%	4.88%	272%	$603,095
2024	$9.79	0.46	(0.06)	0.40	(0.47)	—	(0.47)	$9.72	4.16%	0.01%	0.33%	4.79%	4.47%	310%	$718,931
2023	$10.05	0.32	(0.27)	0.05	(0.31)	—	(0.31)	$9.79	0.57%	0.01%	0.34%	3.25%	2.92%	187%	$704,692
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720
2021(4)	$10.37	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.46	1.57%	0.01%	0.34%	1.48%	1.15%	183%(5)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)November 4, 2020 (commencement of sale) through March 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Inflation Protection Bond Fund
Investor Class
2025(3)	$10.53	0.21	0.05	0.26	(0.12)	—	(0.12)	$10.67	2.47%	0.59%	0.59%	3.88%	3.88%	34%	$236,988
2025	$10.07	0.33	0.37	0.70	(0.24)	—	(0.24)	$10.53	6.98%	0.61%	0.61%	3.12%	3.12%	56%	$238,342
2024	$10.15	0.24	(0.04)	0.20	(0.28)	—	(0.28)	$10.07	1.88%	0.70%	0.70%	2.32%	2.32%	24%	$365,611
2023	$10.89	0.47	(0.65)	(0.18)	(0.49)	(0.07)	(0.56)	$10.15	(1.48)%	0.63%	0.63%	4.46%	4.46%	32%	$515,266
2022	$10.79	0.49	0.04	0.53	(0.43)	—	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
2021	$10.01	0.09	0.78	0.87	(0.09)	—	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
I Class
2025(3)	$10.63	0.21	0.05	0.26	(0.12)	—	(0.12)	$10.77	2.49%	0.49%	0.49%	3.98%	3.98%	34%	$423,426
2025	$10.16	0.34	0.38	0.72	(0.25)	—	(0.25)	$10.63	7.13%	0.51%	0.51%	3.22%	3.22%	56%	$424,038
2024	$10.24	0.26	(0.05)	0.21	(0.29)	—	(0.29)	$10.16	1.96%	0.60%	0.60%	2.42%	2.42%	24%	$530,952
2023	$10.98	0.48	(0.65)	(0.17)	(0.50)	(0.07)	(0.57)	$10.24	(1.36)%	0.53%	0.53%	4.56%	4.56%	32%	$836,499
2022	$10.88	0.50	0.04	0.54	(0.44)	—	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
2021	$10.09	0.10	0.79	0.89	(0.10)	—	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
Y Class
2025(3)	$10.64	0.22	0.05	0.27	(0.13)	—	(0.13)	$10.78	2.54%	0.39%	0.39%	4.08%	4.08%	34%	$25,833
2025	$10.17	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.64	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$16,491
2024	$10.25	0.24	(0.02)	0.22	(0.30)	—	(0.30)	$10.17	2.16%	0.50%	0.50%	2.52%	2.52%	24%	$15,764
2023	$10.99	0.50	(0.66)	(0.16)	(0.51)	(0.07)	(0.58)	$10.25	(1.36)%	0.43%	0.43%	4.66%	4.66%	32%	$13,125
2022	$10.88	0.52	0.04	0.56	(0.45)	—	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
A Class
2025(3)	$10.40	0.19	0.05	0.24	(0.10)	—	(0.10)	$10.54	2.37%	0.84%	0.84%	3.63%	3.63%	34%	$28,049
2025	$9.96	0.29	0.37	0.66	(0.22)	—	(0.22)	$10.40	6.67%	0.86%	0.86%	2.87%	2.87%	56%	$27,644
2024	$10.05	0.20	(0.04)	0.16	(0.25)	—	(0.25)	$9.96	1.64%	0.95%	0.95%	2.07%	2.07%	24%	$47,571
2023	$10.78	0.43	(0.63)	(0.20)	(0.46)	(0.07)	(0.53)	$10.05	(1.75)%	0.88%	0.88%	4.21%	4.21%	32%	$52,427
2022	$10.68	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695
2021	$9.91	0.07	0.76	0.83	(0.06)	—	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Inflation Protection Bond Fund
C Class
2025(3)	$9.94	0.14	0.06	0.20	(0.07)	—	(0.07)	$10.07	1.99%	1.59%	1.59%	2.88%	2.88%	34%	$2,125
2025	$9.55	0.23	0.34	0.57	(0.18)	—	(0.18)	$9.94	5.98%	1.61%	1.61%	2.12%	2.12%	56%	$2,403
2024	$9.66	0.15	(0.07)	0.08	(0.19)	—	(0.19)	$9.55	0.86%	1.70%	1.70%	1.32%	1.32%	24%	$3,869
2023	$10.39	0.32	(0.59)	(0.27)	(0.39)	(0.07)	(0.46)	$9.66	(2.52)%	1.63%	1.63%	3.46%	3.46%	32%	$8,851
2022	$10.32	0.34	0.06	0.40	(0.33)	—	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
2021	$9.59	(0.03)	0.76	0.73	—(4)	—	—(4)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378
R Class
2025(3)	$10.63	0.18	0.05	0.23	(0.09)	—	(0.09)	$10.77	2.20%	1.09%	1.09%	3.38%	3.38%	34%	$15,188
2025	$10.18	0.27	0.38	0.65	(0.20)	—	(0.20)	$10.63	6.48%	1.11%	1.11%	2.62%	2.62%	56%	$14,481
2024	$10.27	0.18	(0.04)	0.14	(0.23)	—	(0.23)	$10.18	1.35%	1.20%	1.20%	1.82%	1.82%	24%	$16,539
2023	$11.01	0.44	(0.68)	(0.24)	(0.43)	(0.07)	(0.50)	$10.27	(2.04)%	1.13%	1.13%	3.96%	3.96%	32%	$17,660
2022	$10.90	0.45	0.03	0.48	(0.37)	—	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
2021	$10.11	0.05	0.77	0.82	(0.03)	—	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
R5 Class
2025(3)	$10.63	0.22	0.05	0.27	(0.13)	—	(0.13)	$10.77	2.54%	0.39%	0.39%	4.08%	4.08%	34%	$104,442
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$105,109
2024	$10.25	0.25	(0.04)	0.21	(0.30)	—	(0.30)	$10.16	2.06%	0.50%	0.50%	2.52%	2.52%	24%	$110,123
2023	$10.98	0.50	(0.65)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.27)%	0.43%	0.43%	4.66%	4.66%	32%	$111,102
2022	$10.88	0.54	0.01	0.55	(0.45)	—	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
R6 Class
2025(3)	$10.63	0.22	0.05	0.27	(0.13)	—	(0.13)	$10.77	2.57%	0.34%	0.34%	4.13%	4.13%	34%	$65,884
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.29%	0.36%	0.36%	3.37%	3.37%	56%	$48,236
2024	$10.25	0.24	(0.03)	0.21	(0.30)	—	(0.30)	$10.16	2.11%	0.45%	0.45%	2.57%	2.57%	24%	$36,305
2023	$10.98	0.49	(0.64)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.22)%	0.38%	0.38%	4.71%	4.71%	32%	$22,373
2022	$10.88	0.52	0.03	0.55	(0.45)	—	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Inflation Protection Bond Fund
G Class
2025(3)	$10.65	0.24	0.05	0.29	(0.15)	—	(0.15)	$10.79	2.71%	0.03%	0.34%	4.44%	4.13%	34%	$582,689
2025	$10.18	0.38	0.38	0.76	(0.29)	—	(0.29)	$10.65	7.60%	0.05%	0.36%	3.68%	3.37%	56%	$631,662
2024	$10.26	0.28	(0.02)	0.26	(0.34)	—	(0.34)	$10.18	2.54%	0.14%	0.45%	2.88%	2.57%	24%	$710,550
2023	$11.00	0.53	(0.65)	(0.12)	(0.55)	(0.07)	(0.62)	$10.26	(1.01)%	0.07%	0.38%	5.02%	4.71%	32%	$675,227
2022	$10.90	0.56	0.03	0.59	(0.49)	—	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759
2021	$10.10	0.18	0.77	0.95	(0.15)	—	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Strategic Income Fund
Investor Class
2025(3)	$8.99	0.22	0.07	0.29	(0.22)	—	(0.22)	$9.06	3.24%	0.52%	0.52%	4.83%	4.83%	94%	$149,039
2025	$8.90	0.45	0.10	0.55	(0.46)	—	(0.46)	$8.99	6.28%	0.52%	0.52%	5.06%	5.06%	162%	$147,957
2024	$8.89	0.43	0.02	0.45	(0.44)	—	(0.44)	$8.90	5.09%	0.52%	0.52%	4.90%	4.90%	214%	$151,197
2023	$9.34	0.32	(0.45)	(0.13)	(0.32)	—	(0.32)	$8.89	(1.24)%	0.52%	0.52%	3.60%	3.60%	188%	$229,572
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	0.52%	2.28%	2.28%	120%	$255,208
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
I Class
2025(3)	$8.99	0.22	0.07	0.29	(0.22)	—	(0.22)	$9.06	3.29%	0.42%	0.42%	4.93%	4.93%	94%	$575,276
2025	$8.90	0.46	0.10	0.56	(0.47)	—	(0.47)	$8.99	6.38%	0.42%	0.42%	5.16%	5.16%	162%	$517,125
2024	$8.89	0.44	0.02	0.46	(0.45)	—	(0.45)	$8.90	5.32%	0.42%	0.42%	5.00%	5.00%	214%	$422,157
2023	$9.33	0.33	(0.44)	(0.11)	(0.33)	—	(0.33)	$8.89	(1.15)%	0.42%	0.42%	3.70%	3.70%	188%	$519,131
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	0.42%	2.38%	2.38%	120%	$430,865
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
Y Class
2025(3)	$8.99	0.23	0.07	0.30	(0.23)	—	(0.23)	$9.06	3.34%	0.32%	0.32%	5.03%	5.03%	94%	$1,199
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	0.32%	5.26%	5.26%	162%	$772
2024	$8.89	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$568
2023	$9.34	0.40	(0.51)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.07)%	0.32%	0.32%	3.80%	3.80%	188%	$286
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
A Class
2025(3)	$8.99	0.21	0.07	0.28	(0.21)	—	(0.21)	$9.06	3.11%	0.77%	0.77%	4.58%	4.58%	94%	$19,472
2025	$8.90	0.43	0.09	0.52	(0.43)	—	(0.43)	$8.99	6.01%	0.77%	0.77%	4.81%	4.81%	162%	$16,973
2024	$8.89	0.41	0.02	0.43	(0.42)	—	(0.42)	$8.90	4.83%	0.77%	0.77%	4.65%	4.65%	214%	$21,732
2023	$9.34	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	$8.89	(1.49)%	0.77%	0.77%	3.35%	3.35%	188%	$26,690
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	0.77%	2.03%	2.03%	120%	$17,050
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Strategic Income Fund
C Class
2025(3)	$8.99	0.17	0.07	0.24	(0.17)	—	(0.17)	$9.06	2.73%	1.52%	1.52%	3.83%	3.83%	94%	$3,088
2025	$8.90	0.36	0.10	0.46	(0.37)	—	(0.37)	$8.99	5.23%	1.52%	1.52%	4.06%	4.06%	162%	$2,860
2024	$8.89	0.35	0.01	0.36	(0.35)	—	(0.35)	$8.90	4.05%	1.52%	1.52%	3.90%	3.90%	214%	$2,433
2023	$9.34	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	$8.89	(2.23)%	1.52%	1.52%	2.60%	2.60%	188%	$2,722
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.52%	1.28%	1.28%	120%	$3,550
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926
R Class
2025(3)	$9.00	0.20	0.07	0.27	(0.20)	—	(0.20)	$9.07	2.98%	1.02%	1.02%	4.33%	4.33%	94%	$699
2025	$8.91	0.41	0.09	0.50	(0.41)	—	(0.41)	$9.00	5.75%	1.02%	1.02%	4.56%	4.56%	162%	$761
2024	$8.90	0.39	0.02	0.41	(0.40)	—	(0.40)	$8.91	4.69%	1.02%	1.02%	4.40%	4.40%	214%	$901
2023	$9.34	0.30	(0.46)	(0.16)	(0.28)	—	(0.28)	$8.90	(1.74)%	1.02%	1.02%	3.10%	3.10%	188%	$532
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.02%	1.78%	1.78%	120%	$187
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
R5 Class
2025(3)	$8.99	0.23	0.07	0.30	(0.23)	—	(0.23)	$9.06	3.34%	0.32%	0.32%	5.03%	5.03%	94%	$208
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	0.32%	5.26%	5.26%	162%	$205
2024	$8.89	0.45	0.02	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$230
2023	$9.34	0.35	(0.46)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.05)%	0.32%	0.32%	3.80%	3.80%	188%	$329
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$131
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
R6 Class
2025(3)	$9.00	0.23	0.06	0.29	(0.23)	—	(0.23)	$9.06	3.25%	0.27%	0.27%	5.08%	5.08%	94%	$16,596
2025	$8.91	0.48	0.09	0.57	(0.48)	—	(0.48)	$9.00	6.54%	0.27%	0.27%	5.31%	5.31%	162%	$15,140
2024	$8.90	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.91	5.48%	0.27%	0.27%	5.15%	5.15%	214%	$11,671
2023	$9.34	0.36	(0.46)	(0.10)	(0.34)	—	(0.34)	$8.90	(1.00)%	0.27%	0.27%	3.85%	3.85%	188%	$9,165
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	0.27%	2.53%	2.53%	120%	$3,008
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
U.S. Government Money Market Fund
Investor Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.00%	0.45%	0.45%	3.95%	3.95%	$838,914
2025	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.64%	0.45%	0.45%	4.56%	4.56%	$642,965
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.97%	0.46%	0.46%	4.87%	4.87%	$578,368
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.22%	0.46%	0.46%	2.21%	2.21%	$555,354
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
A Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.87%	0.70%	0.70%	3.70%	3.70%	$66,723
2025	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.38%	0.70%	0.70%	4.31%	4.31%	$77,256
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.71%	0.71%	0.71%	4.62%	4.62%	$67,102
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.99%	0.69%	0.71%	1.98%	1.96%	$79,333
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
C Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.62%	1.20%	1.20%	3.20%	3.20%	$228
2025	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	3.86%	1.20%	1.20%	3.81%	3.81%	$259
2024	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.19%	1.21%	1.21%	4.12%	4.12%	$299
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.58%	1.13%	1.21%	1.54%	1.46%	$306
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 17, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the High Income Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreements. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew each Fund’s management agreement.

Prior to its consideration of the renewal of the management agreements and the subadvisory agreement, the Board requested and reviewed data and analysis relating to the proposed renewals. This information and analysis was compiled by the Advisor, the Subadvisor, and certain independent data providers concerning each Fund.

In connection with its consideration of the renewal of the management agreements and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates, and the Subadvisor, included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewals and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreements and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund and the subadvisory agreement for the High Income Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor, and for the High Income Fund, the Subadvisor, to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund, and the Subadvisor for the High Income Fund, to be satisfactory and consistent with the respective management and subadvisory agreements.

Shareholder and Other Services. Under the management agreements, the Advisor, either directly or through affiliates or third parties, provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under its respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under each management agreement, and the reasonableness of the terms of each current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor, and the Subadvisor for the High Income Fund, will have a continuing role in providing advisory services to the Funds, as applicable.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Core Plus Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

Diversified Bond Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

High Income Fund - The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

High Yield Fund - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

Multisector Income Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

Prime Money Market Fund - The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense group.

Short Duration Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

Short Duration Inflation Protection Bond Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.
Short Duration Strategic Income Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.

U.S. Government Money Market Fund - The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Advisor’s affiliates, the Subadvisor, and others in connection with its review and received over time, concluded that the terms of the management agreements and the subadvisory agreement are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between each Fund and the Advisor and the subadvisory agreement between the High Income Fund and the Subadvisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2511

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2025